                                                              File No. 333-41180
                                                              File No. 811-10011
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
           Pre-Effective  Amendment No.                                    [ ]

                                                 ----------
          Post-Effective Amendment No.               4                     [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
                                  Amendment No.      8                     [ ]
                                                 ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                                 (SECUREDESIGNS)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                     Name of Agent for Service for Process:

                     Amy J. Lee, Associate General Counsel
                    Security Benefit Life Insurance Company
                           One Security Benefit Place
                             Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of thisRegistration Statement.

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2002, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2002, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]   this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under individual flexible premium deferred variable annuity contracts.

                       SECUREDESIGNS(SM) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                  ISSUED BY:                              MAILING ADDRESS:
  SECURITY BENEFIT LIFE INSURANCE COMPANY        SECURITY BENEFIT LIFE INSURANCE COMPANY
  ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497

  TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
  1-800-888-2461
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     This Prospectus  describes the SecureDesigns  Variable  Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract")  offered by
Security Benefit Life Insurance Company  ("Security  Benefit").  The Contract is
available for individuals as a non-tax  qualified  retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is
designed to give you  flexibility in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of Security  Benefit  called the SBL Variable
Annuity  Account  XIV, or to the Fixed  Account.  Each  Subaccount  invests in a corresponding Series of the SBL Fund. The Subaccounts  currently available under the Contract are:

o  Equity (formerly Growth)          o  Global Total Return
o  Large Cap Value                   o  Managed Asset
   (formerly Growth-Income)             Allocation
o  Money Market                      o  Equity Income
o  Global (formerly                  o  High Yield
   Worldwide Equity)                 o  Small Cap Value
o  Diversified Income (formerly      o  Social Awareness
   High Grade Income)                o  Technology
o  Large Cap Growth                  o  Mid Cap Value
o  Enhanced Index                       (formerly Value)
o  International                     o  Main Street Growth
o  Mid Cap Growth                       and Income(R)
   (formerly Mid Cap)                o  Small Cap Growth
o  Global Strategic Income              (formerly Small Cap)
o  Capital Growth                    o  Select 25

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     Amounts allocated to the Fixed Account earn interest at rates that are paid by Security Benefit as described in "The Fixed Account," page 31. Contract Value in the Fixed Account is guaranteed by Security Benefit.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options," page 30.

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2002, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security  Benefit at One  Security  Benefit
Place, Topeka, Kansas 66636 or by calling 1-800-888-2461.  The table of contents of the  Statement  of  Additional  Information  is set  forth on page 45 of this
Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

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     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT  PROSPECTUS FOR THE SBL FUND.
YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2002

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             The variable annuity covered by this Prospectus is the
              subject of a pending patent application in the United
                       States Patent and Trademark Office.
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INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE

   SERIES W (MAIN STREET GROWTH AND INCOME(R) SERIES)   15

   COMBINED ANNUAL STEPPED UP AND
     GUARANTEED GROWTH DEATH BENEFIT.................   26
   ENHANCED DEATH BENEFIT............................   26
   COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH
     BENEFIT.........................................   27
   COMBINED ENHANCED AND GUARANTEED GROWTH DEATH
     BENEFIT.........................................   27
   COMBINED ENHANCED, ANNUAL STEPPED UP,

     Option 2--Life Income with Guaranteed
       Payments of 5, 10, 15 or 20 Years.............   30
     Option 3--Life with Installment
       or Unit Refund Option.........................   30
     Option 4--Joint and Last Survivor...............   30
     Option 5--Payments for Specified Period.........   30
     Option 6--Payments of a Specified Amount........   30
     Option 7--Period Certain........................   30
     Option 8--Joint and Contingent Survivor Option..   30
     Value of Variable Annuity Payments:

   TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT..   32

   RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS..   35

FEDERAL TAX MATTERS..................................   36
   INTRODUCTION......................................   36
   TAX STATUS OF SECURITY BENEFIT
     AND THE SEPARATE ACCOUNT........................   36
     General.........................................   36
     Charge for Security Benefit Taxes...............   36
     Diversification Standards.......................   36
   INCOME TAXATION OF ANNUITIES IN
     GENERAL--NON-QUALIFIED PLANS....................   37
     Surrenders or Withdrawals Prior
       to the Annuity Start Date.....................   37
     Surrenders or Withdrawals on
       or after the Annuity Start Date...............   37
     Penalty Tax on Certain Surrenders

     Transfers, Assignments or

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

     Various  terms  commonly  used in this  Prospectus  are defined as follows:

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ANNUITANT -- The person that you  designate on whose life annuity  payments may be determined.  If you designate Joint  Annuitants,  "Annuitant"  means both
Annuitants unless otherwise stated.

     ANNUITY -- A series of periodic income payments made by Security Benefit to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning  on the Annuity  Start Date during which annuity payments are made.

     ANNUITY  UNIT  -- A unit of  measure  used to  calculate  variable  annuity payments under Options 1 through 4, 7 and 8.

     ANNUITY  START DATE -- The date when annuity  payments  begin as elected by the Owner.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT  DATE -- The date the Contract  begins as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT DEBT -- The unpaid loan balance including loan interest.

     CONTRACT VALUE -- The total value of your Contract  which includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month  period measured from the Contract Date.

     CREDIT  ENHANCEMENT  -- An amount  added to Contract  Value under the Extra
Credit Rider.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

     FIXED  ACCOUNT -- An account  that is part of  Security  Benefit's  General
Account to which you may allocate all or a portion of your Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%)
declared periodically by Security Benefit.

     GENERAL  ACCOUNT  -- All  assets  of  Security  Benefit  other  than  those allocated to the Separate  Account or to any other separate  account of Security
Benefit.

     HOME OFFICE-- The Annuity  Administration  Department of Security  Benefit,
P.O. Box 750497, Topeka, Kansas 66675-0497.

     OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT -- A Participant under a Qualified Plan.

     PURCHASE PAYMENT -- An amount paid to Security Benefit as consideration for the Contract.

     SBL FUND -- A diversified,  open-end management investment company commonly referred to as a mutual fund.

     SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of
Security Benefit that consists of accounts, referred to as Subaccounts,  each of which invests in a corresponding Series of the SBL Fund.

     SUBACCOUNT-- A division of the Separate  Account of Security  Benefit which invests in a corresponding series of the SBL Fund. Currently, 22 Subaccounts are available under the Contract.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly  described  under  "The  Fixed  Account,"  page 31 and in the
Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract ("the  Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified Plan").

THE SEPARATE ACCOUNT AND SBL FUND -- The Separate  Account is currently  divided into 22 accounts  referred to as Subaccounts.  See "Separate  Account," page 13.
Each Subaccount invests  exclusively in shares of a corresponding  Series of the
SBL  Fund.  The  Series of SBL Fund,  each of which has a  different  investment objective or objectives,  are as follows: Equity Series, Large Cap Value Series,
Money Market Series, Global Series,  Diversified Income Series, Large Cap Growth
Series,  Enhanced  Index Series,  International  Series,  Mid Cap Growth Series,
Global  Strategic  Income Series,  Capital  Growth  Series,  Global Total Return
Series,  Managed  Asset  Allocation  Series,  Equity Income  Series,  High Yield
Series, Small Cap Value Series, Social Awareness Series,  Technology Series, Mid
Cap Value  Series,  Main Street Growth and  Income(R)  Series,  Small Cap Growth
Series and Select 25 Series. See "SBL Fund," page 13.

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of SBL Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of Security Benefit's General Account. Amounts that you  allocate to the Fixed  Account  earn  interest at rates  determined  at the discretion  of Security  Benefit and are  guaranteed to be at least an effective annual rate of 3%. See "The Fixed Account," page 31.

PURCHASE  PAYMENTS -- Your initial  purchase  payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum  subsequent  purchase  payment is $500 ($50 under an  Automatic
Investment Program). See "Purchase Payments," page 16.

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract," page 16 and "The Fixed Account," page 31.

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The Fixed  Account," page 31. See "Full and Partial  Withdrawals,"  page 20 and
"Federal Tax Matters," page 36 for more information about withdrawals, including the 10%  penalty  tax that may be  imposed  upon  full and  partial  withdrawals
(including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death  Benefit,"  page 21 for more  information.
The Contract  provides for several Annuity Options on either a variable basis, a fixed basis, or both.  Security  Benefit  guarantees  annuity payments under the fixed Annuity Options. See "Annuity Period," page 29.

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  Security Benefit will refund to you purchase payments  allocated to the Fixed  Account (not  including  any Credit  Enhancements  if an Extra Credit
Rider was in effect). Security Benefit will also refund as of the Valuation Date on  which  we  receive  your  Contract  any  Contract  Value  allocated  to  the
Subaccounts,  plus any  charges  deducted  from such  Contract  Value,  less the
Contract Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the  Free-Look  Period,  Security  Benefit will refund  purchase  payments  allocated to the  Subaccounts  rather than  Contract
Value.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value,  Security
Benefit  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

     The Free  Withdrawal  amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by Security  Benefit and increases in age each year thereafter.  The withdrawal charge is calculated  according to the following schedule:

---------------------------------------------
   PURCHASE PAYMENT AGE        WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 7% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge," page 22.

     MORTALITY AND EXPENSE RISK CHARGE.  Security  Benefit  deducts a charge for mortality  and expense  risks  assumed by Security  Benefit  under the Contract.
Security  Benefit  deducts a daily minimum  charge equal to 0.60%,  on an annual basis,  of each  Subaccount's  average  daily net assets.  If you are subject to mortality  and expense risk charge above the minimum  charge,  Security  Benefit deducts  it from your  Contract  Value on a monthly  basis.  The  mortality  and expense risk charge amount is  determined  each month by reference to the amount of your Contract Value, as set forth in the table below.

----------------------------------------------------------
                                       ANNUAL MORTALITY
                                       AND EXPENSE RISK
CONTRACT VALUE                             CHARGE
----------------------------------------------------------
Less than $25,000                           0.85%
At least $25,000 but less than
   $100,000                                 0.70%
$100,000 or more                            0.60%
----------------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge," page 23.

     OPTIONAL  RIDER  CHARGES.  Security  Benefit  deducts a monthly charge from
Contract  Value for certain  Riders  that may be elected by the Owner.  Security
Benefit makes each Rider,  available only at issue,  and you may not terminate a
Rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage,  on an annual basis,  of your Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.75%
and the  Guaranteed  Minimum  Income  Benefit  Rider at 5% with a cost of 0.30%, because the total cost of such Riders,  1.05%,  would  exceed the maximum  Rider charge of 1.00%.  In  addition,  you may not  purchase  more than one rider that provides a death benefit.

     GUARANTEED  MINIMUM INCOME  BENEFIT.  This Rider makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract Anniversary. The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

See "Guaranteed Minimum Income Benefit," page 24.

     ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes  available an enhanced death  benefit  upon the  death of the  Owner or any  Joint  Owner  prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit;  or (3) the Stepped Up Death Benefit.
The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase  payments  received by Security  Benefit since the  applicable
     Contract Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

The charge for this Rider is 0.20%. See  "Annual Stepped Up Death Benefit," page
25.

     GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes  available an enhanced death  benefit  upon the  death of the  Owner or any  Joint  Owner  prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit;  or (3) the  Guaranteed  Growth Death
Benefit.  The  Guaranteed  Growth  Death  Benefit is an amount equal to purchase payments,  net of any  premium  tax,  less an  adjustment  for any  withdrawals, increased  at an annual  effective  rate of 3%,  5%, 6% or 7%, as elected in the application. The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.10%
        5%               0.20%
        6%               0.25%
        7%               0.30%
------------------- -----------------

See "Guaranteed Growth Death Benefit," page 25.

     COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT.  This rider makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the  greatest  of:  (1)  purchase  payments,  less any  withdrawals  and withdrawal  charges;  (2)  Contract  Value on the date due proof of the  Owner's death and instructions  regarding payment are received by Security Benefit;  (3)
the Annual Stepped Up Death Benefit (as described  above); or (4) the Guaranteed
Growth Death  Benefit at 5% (as described  above).  The charge for this Rider is
0.25%.  See "Combined  Annual Stepped Up and Guaranteed  Growth Death  Benefit,"
page 26.

     ENHANCED  DEATH  BENEFIT.  This Rider makes  available  an  enhanced  death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under this Rider will be the greater of: (1) purchase payments, less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by Security
Benefit,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit," page 26.

     COMBINED  ENHANCED AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit,  plus the Enhanced  Death Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. The charge for this Rider is 0.35%. See
"Combined Enhanced and Annual Stepped Up Death Benefit," page 27.

     COMBINED  ENHANCED AND GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit,  plus the Enhanced  Death Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. The charge for this Rider is 0.35%. See
"Combined Enhanced and Guaranteed Growth Death Benefit," page 27.

     COMBINED ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by Security  Benefit,  plus the  Enhanced  Death
Benefit  (as  described  above);  (3) the Annual  Stepped Up Death  Benefit  (as described above),  plus the Enhanced Death Benefit; or (4) the Guaranteed Growth
Death Benefit at 5% (as described above),  plus the Enhanced Death Benefit.  The charge for this Rider is 0.40%. See "Combined  Enhanced,  Annual Stepped Up, and
Guaranteed Growth Death Benefit," page 27.

     EXTRA CREDIT. This Rider makes available a Credit Enhancement,  which is an amount added to your Contract Value by Security  Benefit.  You may purchase this
Rider only at issue. Security Benefit will add a Credit Enhancement equal to 3%,
4% or 5% of purchase payments, as elected in the application,  for each purchase payment made in the first Contract Year.

     In the  event  of a full  or  partial  withdrawal,  Security  Benefit  will recapture all or part of any Credit  Enhancement  that has not yet vested to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

     Security  Benefit  will  deduct  the  charge  for  this  Rider  during  the seven-year  period beginning on the Contract Date and you may not terminate this
Rider during that period. The charge for this Rider varies based upon the Credit
Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

See "Extra Credit," page 27.

     WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a waiver of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this  Rider.  The  charge  for this Rider is 0.05%.  See  "Waiver of  Withdrawal
Charge," page 28.

     ALTERNATIVE  WITHDRAWAL  CHARGE.  This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL   PAYMENT AGE    WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

The charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40%
if you select the 3-year  schedule.  If you have also  purchased an Extra Credit
Rider,  you may forfeit all or part of any Credit  Enhancement in the event of a full or partial withdrawal. See "Alternative Withdrawal Charge," page 29.

     ADMINISTRATION  CHARGE.  Security  Benefit  deducts a daily  administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets. See "Administration Charge," page 23.

     ACCOUNT ADMINISTRATION  CHARGE.  Security Benefit deducts an account charge of $30.00 at each Contract  Anniversary.  Security Benefit will waive the charge if your  Contract  Value is  $50,000  or more on the date  the  charge  is to be deducted. See "Account Administration Charge," page 23.

     PREMIUM  TAX  CHARGE.  Security  Benefit  assesses a premium  tax charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to this
Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial  withdrawal if a premium tax was incurred by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime  thereafter.  Premium tax rates  currently  range from 0% to
3.5%. See "Premium Tax Charge," page 24.

     OTHER  EXPENSES.  Security  Benefit  pays  the  operating  expenses  of the
Separate Account.  Investment  advisory fees and operating  expenses of SBL Fund are  paid by the  Fund  and are  reflected  in the net  asset  value of the Fund shares. The Owner indirectly bears a pro rata portion of such fees and expenses.
See the prospectus for SBL Fund for more information.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-888-2461, extension 3112.

EXPENSE TABLE

     The  purpose of this table is to assist you in  understanding  the  various costs and expenses  that you will bear  directly and  indirectly if you allocate
Contract Value to the Subaccounts.  The table reflects any contractual  charges, expenses  of the  Separate  Account,  optional  Rider  charges,  and charges and expenses  of SBL Fund.  The table  does not  reflect  premium  taxes that may be imposed  by  various  jurisdictions.  See  "Premium  Tax  Charge,"  page 24. The information  contained  in the  table is not  generally  applicable  to  amounts allocated to the Fixed Account.

     For a complete description of a Contract's costs and expenses, see "Charges and  Deductions,"  page 22. For a more  complete  description  of the SBL Fund's costs  and  expenses,  see the  SBL  Fund  prospectus,  which  accompanies  this
Prospectus.

-----------------------------------------------------------
CONTRACTUAL EXPENSES
-----------------------------------------------------------
Sales Load on Purchase Payments                     None
Contingent Deferred Sales Charge
   (as a percentage of amount withdrawn
   attributable to Purchase Payments)               7%(1)
Transfer Fee (per transfer)                         None
Annual Account Administration Charge                $30(2)
-----------------------------------------------------------
1.  The  amount  of the  contingent  deferred  sales  charge  is  determined  by reference  to how long your  purchase  payments  have  been  held  under the
    Contract.  A free withdrawal is available in each Contract Year equal to (1)
    10% of purchase payments,  excluding any Credit  Enhancements,  in the first
    Contract  Year,  and (2) 10% of Contract  Value as of the  beginning  of the
    Contract  Year in each  subsequent  Contract  Year.  See "Full  and  Partial
    Withdrawals,"  page 20 and  "Contingent  Deferred Sales Charge," page 22 for more information.

2.  A  pro  rata  account  administration  charge  is  deducted  (1)  upon  full withdrawal  of Contract  Value;  (2) upon the  Annuity  Start Date if one of
    Annuity  Options 1 through 4, 7 or 8 is elected;  and (3) upon  payment of a death  benefit.  The  account  administration  charge will be waived if your
    Contract Value is $50,000 or more upon the date it is to be deducted.
-----------------------------------------------------------

-----------------------------------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of each
Subaccount's average daily net assets)
-----------------------------------------------------------
Annual Mortality and Expense Risk Charge           0.85%(1)
Annual Administration Charge                       0.15%
                                                   ----
Total Separate Account Annual Expenses             1.00%
-----------------------------------------------------------
1.  The  mortality  and expense  risk charge is reduced for larger  Contracts as follows:  Less than $25,000 - 0.85%; At least $25,000 but less than $100,000
    - 0.70%;  $100,000 or more - 0.60%.  The  mortality  and expense risk charge during the Annuity Period is 1.25% for Annuity Options 1 through 4, 7 and 8.
-----------------------------------------------------------

-----------------------------------------------------------
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
-----------------------------------------------------------
                                                  ANNUAL
                                      INTEREST     RIDER
                                        RATE*     CHARGE
-----------------------------------------------------------
Guaranteed Minimum Income Benefit        3%       0.15%
Rider                                    5%       0.30%
-----------------------------------------------------------
Annual Stepped Up Death Benefit Rider    ---      0.20%
-----------------------------------------------------------
Guaranteed Growth Death Benefit Rider    3%       0.10%
                                         5%       0.20%
                                         6%       0.25%
                                         7%       0.30%
-----------------------------------------------------------
Combined Annual Stepped Up Death
Benefit Rider and Guaranteed Growth
Death Benefit Rider                      5%       0.25%
-----------------------------------------------------------
Enhanced Death Benefit Rider             ---      0.25%
-----------------------------------------------------------
Combined Enhanced and Annual Stepped
Up Death Benefit Rider                   ---      0.35%
-----------------------------------------------------------
Combined Enhanced and Guaranteed
Growth Death Benefit Rider               5%       0.35%
-----------------------------------------------------------
Combined Enhanced, Annual Stepped
Up, and Guaranteed Growth Death
Benefit Rider                            5%       0.40%
-----------------------------------------------------------
Extra Credit Rider                       3%       0.40%
                                         4%       0.55%
                                         5%       0.70%
-----------------------------------------------------------
Waiver of Withdrawal Charge Rider        ---      0.05%
-----------------------------------------------------------
Alternative Withdrawal Charge Rider    0-Year     0.50%
                                       3-Year     0.40%
-----------------------------------------------------------
*Interest rate, or for the Alternative  Withdrawal  Charge
 Rider, the withdrawal charge schedule.
-----------------------------------------------------------

-------------------------------------------------------------------------------------
ANNUAL SBL FUND EXPENSES (as a percentage of each Series' average daily net assets)
-------------------------------------------------------------------------------------
                                        BROKERAGE                            TOTAL
                                          PLAN                                SBL
                           ADVISORY    (12B-1)(1)           OTHER             FUND
                             FEE         FEES              EXPENSES         EXPENSES

Equity
 (Series A)                0.75%          0.01%             0.07%             0.83%
Large Cap Value
 (Series B)                0.75%          0.10%             0.08%             0.93%
Money Market
 (Series C)                0.50%          0.00%             0.08%             0.58%
Global
 (Series D)                1.00%          0.00%             0.20%             1.20%
Diversified Income
 (Series E)                0.75%          0.00%             0.08%             0.83%
Large Cap Growth
 (Series G)                1.00%          0.01%             0.22%             1.23%
Enhanced Index
 (Series H)                0.75%          0.00%             0.16%             0.91%
International
 (Series I)                1.10%          0.00%             1.15%             2.25%
Mid Cap Growth
 (Series J)                0.75%          0.01%             0.08%             0.84%
Global Strategic
 Income (Series K)         0.75%          0.00%             0.78%             1.53%
Capital Growth
 (Series L)                1.00%          0.00%             0.20%             1.20%
Global Total Return
 (Series M)                1.00%          0.00%             0.53%             1.53%
Managed Asset
 Allocation (Series N)     1.00%          0.00%             0.25%             1.25%
Equity Income
 (Series O)                1.00%          0.04%             0.04%             1.08%
High Yield Series
 (Series P)                0.75%          0.00%             0.11%             0.86%
Small Cap Value
 (Series Q)                1.00%          0.00%             0.18%             1.18%
Social Awareness
 (Series S)                0.75%          0.00%             0.08%             0.83%
Technology
 (Series T)                1.00%          0.00%             0.46%             1.46%
Mid Cap Value
 (Series V)                0.75%          0.02%             0.08%             0.85%
Main Street Growth
 and Income(R)(Series W)   1.00%          0.00%             0.25%             1.25%
Small Cap Growth
 (Series X)                1.00%          0.00%             0.15%             1.15%
Select 25
 (Series Y)                0.75%          0.00%             0.13%             0.88%
-------------------------------------------------------------------------------------
1.  Amounts included as distribution expenses under this caption are the amounts received  by the Fund's  distributor  under the  Brokerage  Plan in the last fiscal year in connection  with the purchase and sale of securities  held by the Fund.
--------------------------------------------------------------------------------

EXAMPLES -- The examples presented below assume the maximum separate account and optional  rider charges of 2.00%.  The examples show the expenses that you would pay at the end of one,  three,  five or ten  years.  The  information  presented applies if, at the end of those time periods,  the Contract is (1)  surrendered, or (2) annuitized or otherwise not surrendered. The examples show expenses based upon an  allocation  of $1,000  to each of the  Subaccounts  and a  hypothetical return of 5%.  For those  Contracts  that do not  elect  the  maximum  amount of
Riders,  or with  Contract  Value in excess of $25,000,  the  expenses  would be reduced.

     YOU SHOULD NOT  CONSIDER  THE EXAMPLES  BELOW A  REPRESENTATION  OF PAST OR
FUTURE EXPENSES.  ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE
5% RETURN ASSUMED IN THE EXAMPLES IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS,  WHICH MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT.

     Example -- You would pay the expenses shown below assuming full  withdrawal of the Contract at the end of the applicable time period:

-----------------------------------------------------------
                                 1       3      5      10
                                YEAR   YEARS  YEARS  YEARS
-----------------------------------------------------------
Equity Subaccount              $  92   $145   $191    $320
-----------------------------------------------------------
Large Cap Value Subaccount        93    148    196     329
-----------------------------------------------------------
Money Market Subaccount           90    138    179     296
-----------------------------------------------------------
Global Subaccount                 96    156    208     354
-----------------------------------------------------------
Diversified Income Subaccount     92    145    191     320
-----------------------------------------------------------
Large Cap Growth Subaccount       96    157    210     357
-----------------------------------------------------------
Enhanced Index Subaccount         93    148    195     328
-----------------------------------------------------------
International Subaccount         106    185    256     445
-----------------------------------------------------------
Mid Cap Growth Subaccount         92    146    191     321
-----------------------------------------------------------
Global Strategic Income
Subaccount                        99    165    223     384
-----------------------------------------------------------
Capital Growth Subaccount         96    156    208     354
-----------------------------------------------------------
Global Total Return
Subaccount                        99    165    223     384
-----------------------------------------------------------
Managed Asset Allocation
Subaccount                        96    157    211     359
-----------------------------------------------------------
Equity Income Subaccount          95    153    203     343
-----------------------------------------------------------
High Yield Subaccount             92    146    192     323
-----------------------------------------------------------
Small Cap Value Subaccount        96    155    207     353
-----------------------------------------------------------
Social Awareness Subaccount       92    145    191     320
-----------------------------------------------------------
Technology Subaccount             98    163    220     378
-----------------------------------------------------------
Mid Cap Value Subaccount          92    146    192     322
-----------------------------------------------------------
Main Street Growth and
Income(R)Subaccount               96    157    211     359
-----------------------------------------------------------
Small Cap Growth Subaccount       95    155    206     350
-----------------------------------------------------------
Select 25 Subaccount              93    147    193     325
-----------------------------------------------------------

     Example -- You would pay the expenses shown below assuming no withdrawals:

-----------------------------------------------------------
                                1       3      5      10
                               YEAR   YEARS  YEARS  YEARS
-----------------------------------------------------------
Equity Subaccount               $29   $  89   $152    $320
-----------------------------------------------------------
Large Cap Value Subaccount       30      92    157     329
-----------------------------------------------------------
Money Market Subaccount          27      82    139     296
-----------------------------------------------------------
Global Subaccount                33     100    170     354
-----------------------------------------------------------
Diversified Income Subaccount    29      89    152     320
-----------------------------------------------------------
Large Cap Growth Subaccount      33     101    171     357
-----------------------------------------------------------
Enhanced Index Subaccount        30      92    156     328
-----------------------------------------------------------
International Subaccount         43     130    219     445
-----------------------------------------------------------
Mid Cap Growth Subaccount        29      89    152     321
-----------------------------------------------------------
Global Strategic Income
Subaccount                       36     110    185     384
-----------------------------------------------------------
Capital Growth Subaccount        33     100    170     354
-----------------------------------------------------------
Global Total Return
Subaccount                       36     110    185     384
-----------------------------------------------------------
Managed Asset Allocation
Subaccount                       33     102    172     359
-----------------------------------------------------------
Equity Income Subaccount         32      97    164     343
-----------------------------------------------------------
High Yield Subaccount            29      90    153     323
-----------------------------------------------------------
Small Cap Value Subaccount       33      99    169     353
-----------------------------------------------------------
Social Awareness Subaccount      29      89    152     320
-----------------------------------------------------------
Technology Subaccount            35     108    182     378
-----------------------------------------------------------
Mid Cap Value Subaccount         29      90    153     322
-----------------------------------------------------------
Main Street Growth and
Income(R)Subaccount              33     102    172     359
-----------------------------------------------------------
Small Cap Growth Subaccount      32      99    167     350
-----------------------------------------------------------
Select 25 Subaccount             30      91    154     325
-----------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial  information  presents  accumulation unit values for the period January 12, 2001 (date of inception)  through December 31,
2001, as well as ending accumulation units outstanding under each Subaccount.

-----------------------------------------------------------
                                                    2001
-----------------------------------------------------------
EQUITY
Accumulation unit value:
   Beginning of period.....................        $  8.40
   End of period...........................        $  7.36
Accumulation units outstanding
at the end of period.......................        176,676
-----------------------------------------------------------
LARGE CAP VALUE
Accumulation unit value:
   Beginning of period.....................        $  9.77
   End of period...........................        $  9.00
Accumulation units outstanding
at the end of period.......................        343,404
-----------------------------------------------------------
MONEY MARKET
Accumulation unit value:
   Beginning of period.....................         $10.16
   End of period...........................         $10.13
Accumulation units outstanding
at the end of period.......................        401,703
-----------------------------------------------------------
GLOBAL
Accumulation unit value:
   Beginning of period.....................        $  9.09
   End of period...........................        $  7.84
Accumulation units outstanding
at the end of period.......................        242,048
-----------------------------------------------------------
DIVERSIFIED INCOME
Accumulation unit value:
   Beginning of period.....................         $10.64
   End of period...........................         $10.89
Accumulation units outstanding
at the end of period.......................        416,745
-----------------------------------------------------------
LARGE CAP GROWTH
Accumulation unit value:
   Beginning of period.....................        $  7.39
   End of period...........................        $  6.33
Accumulation units outstanding
at the end of period.......................        180,104
-----------------------------------------------------------
ENHANCED INDEX
Accumulation unit value:
   Beginning of period.....................        $  8.47
   End of period...........................        $  7.31
Accumulation units outstanding
at the end of period.......................        192,600
-----------------------------------------------------------
INTERNATIONAL
Accumulation unit value:
   Beginning of period.....................        $  8.32
   End of period...........................        $  6.09
Accumulation units outstanding
at the end of period.......................        102,552
-----------------------------------------------------------
MID CAP GROWTH
Accumulation unit value:
   Beginning of period.....................        $  9.68
   End of period...........................        $  8.34
Accumulation units outstanding
at the end of period.......................        364,122
-----------------------------------------------------------
GLOBAL STRATEGIC INCOME
Accumulation unit value:
   Beginning of period.....................        $  9.99
   End of period...........................         $10.17
Accumulation units outstanding
at the end of period.......................         53,912
-----------------------------------------------------------
GLOBAL TOTAL RETURN
Accumulation unit value:
   Beginning of period.....................        $  8.99
   End of period...........................        $  7.62
Accumulation units outstanding
at the end of period.......................         25,696
-----------------------------------------------------------
MANAGED ASSET ALLOCATION
Accumulation unit value:
   Beginning of period.....................        $  9.47
   End of period...........................        $  8.74
Accumulation units outstanding
at the end of period.......................        103,760
-----------------------------------------------------------
EQUITY INCOME
Accumulation unit value:
   Beginning of period.....................         $11.09
   End of period...........................         $10.87
Accumulation units outstanding
at the end of period.......................        287,273
-----------------------------------------------------------
HIGH YIELD
Accumulation unit value:
   Beginning of period.....................         $18.37
   End of period...........................         $18.41
Accumulation units outstanding
at the end of period.......................         47,057
-----------------------------------------------------------
SMALL CAP VALUE
Accumulation unit value:
   Beginning of period.....................         $10.29
   End of period...........................         $12.30
Accumulation units outstanding
at the end of period.......................        164,868
-----------------------------------------------------------
SOCIAL AWARENESS
Accumulation unit value:
   Beginning of period.....................        $  8.02
   End of period...........................        $  6.92
Accumulation units outstanding
at the end of period.......................         65,355
-----------------------------------------------------------
TECHNOLOGY
Accumulation unit value:
   Beginning of period.....................        $  5.43
   End of period...........................        $  4.37
Accumulation units outstanding
at the end of period.......................        103,185
-----------------------------------------------------------
MID CAP VALUE
Accumulation unit value:
   Beginning of period.....................         $11.13
   End of period...........................         $12.16
Accumulation units outstanding
at the end of period.......................        292,715
-----------------------------------------------------------

MAIN STREET GROWTH AND INCOME(R)
Accumulation unit value:

   Beginning of period.....................         $17.05
   End of period...........................         $15.21
Accumulation units outstanding
at the end of period.......................        142,304
-----------------------------------------------------------
SMALL CAP GROWTH
Accumulation unit value:
   Beginning of period.....................        $  7.14
   End of period...........................        $  5.40
Accumulation units outstanding
at the end of period.......................        234,506
-----------------------------------------------------------
CAPITAL GROWTH
Accumulation unit value:
   Beginning of period.....................        $  7.50
   End of period...........................        $  6.45
Accumulation units outstanding
at the end of period.......................        137,498
-----------------------------------------------------------
SELECT 25
Accumulation unit value:
   Beginning of period.....................        $  8.30
   End of period...........................        $  7.47
Accumulation units outstanding
at the end of period.......................        133,791
-----------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31, 1998,  Security Benefit  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire policies from Security Benefit after that date automatically become members in the mutual holding company.

     Security Benefit offers life insurance policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2001,
Security Benefit had total assets of approximately  $7.9 billion.  Together with
its  subsidiaries,   Security  Benefit  has  total  funds  under  management  of approximately $9.8 billion.

     The Principal Underwriter for the Contracts is Security Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying  ability of Security Benefit and should not be considered as bearing on the investment  performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of Security Benefit as measured by Standard & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on June 26, 2000. The Contract  provides that the income,  gains,  or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other  liabilities  under a contract may not be charged  with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent  the  contract  so provides.  The Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contract.  Security  Benefit may  transfer to its  General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contracts  are general  corporate  obligations  of Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

     The Contract currently has available 22 Subaccounts.  The Contract provides that the income, gains and losses,  whether or not realized, are credited to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a specific Series of the SBL Fund.  Security Benefit may in the future establish  additional  Subaccounts of the Separate Account,  which may invest in other Series of the SBL Fund or in other securities, mutual funds, or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

SBL FUND -- SBL Fund is an open-end management  investment company of the series type. It is registered with the SEC under the 1940 Act. Such  registration  does not involve  supervision by the SEC of the  investments or investment  policy of the Fund.  SBL Fund  currently has 22 separate  portfolios  ("Series"),  each of which pursues different investment objectives and policies.

     Shares of the Fund  currently  are  offered  only for  purchase by separate accounts of Security Benefit to serve as an investment  medium for variable life insurance  policies and variable annuity  contracts issued by Security  Benefit.
Thus,  SBL Fund serves as an investment  medium for both variable life insurance policies and variable annuity contracts.  This is called "mixed funding." Shares of SBL  Fund  also  may be sold in the  future  to  separate  accounts  of other insurance  companies,  both affiliated and not affiliated with Security Benefit.
This is called "shared funding." Security Benefit currently does not foresee any disadvantages  to Owners arising from either mixed or shared  funding;  however, due to differences in tax treatment or other considerations, it is theoretically possible  that the  interests of owners of various  contracts for which SBL Fund serves  as an  investment  medium  might at some time be in  conflict.  However,
Security  Benefit,  the  Fund's  Board of  Directors,  and any  other  insurance companies  that  participate  in SBL Fund in the future are  required to monitor events in order to identify  any material  conflicts  that arise from the use of the Fund for mixed  and/or  shared  funding.  SBL Fund's  Board of  Directors is required to determine what action,  if any, should be taken in the event of such a conflict. If such a conflict were to occur, Security Benefit might be required to withdraw  the  investment  of one or more of its separate  accounts  from SBL
Fund. This might force the Fund to sell securities at disadvantageous prices.

     A summary of the  investment  objective  of each  Series of SBL Fund is set forth below.  We cannot assure that any Series will achieve its objective.  More detailed  information is contained in the  accompanying  prospectus of SBL Fund,
including   information  on  the  risks  associated  with  the  investments  and investment techniques of each Series.

     SBL  FUND'S  PROSPECTUS  ACCOMPANIES  THIS  PROSPECTUS  AND  SHOULD BE READ
CAREFULLY BEFORE INVESTING.

SERIES A (EQUITY  SERIES) -- Amounts that you allocate to the Equity  Subaccount are  invested  in  Series  A. The  investment  objective  of Series A is to seek long-term  capital  growth  by  investing  at least  80% of its net  assets in a broadly diversified  portfolio of equity securities,  which may include ADRs and convertible securities.

SERIES B (LARGE CAP VALUE  SERIES) -- Amounts that you allocate to the Large Cap
Value  Subaccount are invested in Series B. Series B seeks  long-term  growth of capital by investing  at least 80% of its total  assets in  large-capitalization value  companies.  The Series'  stock  investments  may include  common  stocks, preferred  stocks  and  convertible  securities  of both U.S.  issuers  and U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY MARKET  SERIES) -- Amounts that you allocate to the Money Market
Subaccount are invested in Series C. The investment  objective of Series C is to provide  as high a level of  current  income as is  consistent  with  preserving capital.  It invests in high quality money market instruments with maturities of not longer than thirteen months.

SERIES D (GLOBAL  SERIES) -- Amounts that you allocate to the Global  Subaccount are  invested  in  Series  D. The  investment  objective  of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME  SERIES)  --  Amounts  that you  allocate  to the
Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified  portfolio of investment grade debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH SERIES) -- Amounts that you allocate to the Large Cap
Growth Subaccount are invested in Series G. The investment objective of Series G is to seek long-term  capital growth by investing at least 80% of its net assets in common stock and other equity  securities of large  capitalization  companies
(defined as  companies  whose total  market  value is at least $5 billion at the time of purchase).

SERIES H (ENHANCED  INDEX  SERIES) -- Amounts  that you allocate to the Enhanced
Index Subaccount are invested in Series H. The investment  objective of Series H is to seek to outperform the S&P 500 Index through stock selection  resulting in different weightings of common stocks relative to the index.

SERIES  I   (INTERNATIONAL   SERIES)  --  Amounts   that  you  allocate  to  the
International  Subaccount are invested in Series I. The investment  objective of
Series I is to seek long-term  capital  appreciation  by investing  primarily in
non-U.S. equity securities and other securities with equity characteristics.

SERIES J (MID CAP GROWTH  SERIES) -- Amounts  that you  allocate  to the Mid Cap
Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital appreciation by investing at least 80% of its net assets in a diversified  portfolio of equity securities with market  capitalizations  of $10 billion or less at the time of investment.

SERIES K (GLOBAL  STRATEGIC  INCOME  SERIES) -- Amounts that you allocate to the
Global  Strategic  Income  Subaccount  are invested in Series K. The  investment objective  of  Series K is to seek  high  current  income  and,  as a  secondary objective,  capital  appreciation  by investing in a combination  of foreign and domestic debt securities,  including bonds, notes,  debentures,  preferred stock and high-yield securities (commonly known as "junk bonds").

SERIES L (CAPITAL  GROWTH  SERIES) -- Amounts  that you  allocate to the Capital
Growth Subaccount are invested in Series L. The investment objective of Series L is to  seek  growth  of  capital  by  pursuing  aggressive  investment  policies primarily in equity securities of U.S. companies.

SERIES M (GLOBAL TOTAL RETURN SERIES) -- Amounts that you allocate to the Global
Total Return  Subaccount are invested in Series M. The  investment  objective of
Series M is to seek high total return  consisting  of capital  appreciation  and current  income.  Series M seeks this  objective  through asset  allocation  and security selection by investing in a diversified  portfolio of global equity and fixed income securities.

SERIES N (MANAGED ASSET  ALLOCATION  SERIES) -- Amounts that you allocate to the
Managed Asset  Allocation  Subaccount  are invested in Series N. The  investment objective  of  Series N is to seek a high  level of total  return  by  investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY  INCOME  SERIES) --  Amounts  that you  allocate  to the Equity
Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial  dividend income and also capital appreciation
by  investing   primarily  in  dividend-paying   common  stocks  of  established
companies.

SERIES P (HIGH  YIELD  SERIES) -- Amounts  that you  allocate  to the High Yield
Subaccount are invested in Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its  objectives  by  investing  at least 80% of its net assets in higher yielding, higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE  SERIES) -- Amounts that you allocate to the Small Cap
Value Subaccount are invested in Series Q. The investment  objective of Series Q is to seek  capital  growth  by  investing  at least  80% of its net  assets  in securities of small capitalization companies (defined as companies with a market capitalization  substantially  similar  to  that  of  companies  in the  Russell
2500(TM) Index at the time of investment).

SERIES S (SOCIAL  AWARENESS  SERIES) -- Amounts  that you allocate to the Social
Awareness  Subaccount  are  invested in Series S. The  investment  objective  of
Series S is to seek capital  appreciation  by  investing  in a  well-diversified portfolio  of  equity  securities  that the  Investment  Adviser  believes  have above-average  earnings  potential  and which meet  certain  established  social criteria.  The Series  also may invest in  companies  that are  included  in the
Domini 400 Social  IndexSM,  which  companies  will be deemed to comply with the
Series' social criteria.

SERIES T  (TECHNOLOGY  SERIES) -- Amounts  that you  allocate to the  Technology
Subaccount are invested in Series T. The investment  objective of Series T is to seek long-term capital  appreciation by investing at least 80% of its net assets in the equity securities of technology companies.

SERIES V (MID CAP VALUE  SERIES) --  Amounts  that you  allocate  to the Mid Cap
Value Subaccount are invested in Series V. The investment  objective of Series V is to seek  long-term  growth of  capital by  investing  at least 80% of its net
assets  in  a   diversified   portfolio   of  equity   securities   with  market
capitalizations  of $10  billion or less at the time of  investment.  The Series will invest in stocks  that the  Investment  Adviser  believes  are  undervalued relative to assets, earnings, growth potential or cash flow.

SERIES W (MAIN STREET GROWTH AND INCOME(R)  SERIES) -- Amounts that you allocate to the Main Street Growth and Income(R) Subaccount are invested in Series W. The investment  objective of Series W is to seek high total return  (which  includes growth in the value of its shares as well as  current  income)  from  equity and debt securities.

SERIES X (SMALL CAP GROWTH SERIES) -- Amounts that you allocate to the Small Cap
Growth Subaccount are invested in Series X. The investment objective of Series X is to seek  long-term  growth of  capital by  investing  at least 80% of its net assets in equity  securities  of  domestic  and  foreign  companies  with market capitalizations  substantially  similar  to that  of  companies  in the  Russell
2000(TM) Growth Index at the time of investment.

SERIES Y (SELECT  25  SERIES)  --  Amounts  that you  allocate  to the Select 25
Subaccount are invested in Series Y. The investment  objective of Series Y is to seek  long-term  growth of capital by  concentrating  its  investments in a core position  of 20-30  common  stocks  of growth  companies  which  have  exhibited consistent above average earnings or revenue growth.

THE INVESTMENT ADVISER -- Security Management Company, LLC, One Security Benefit
Place, Topeka,  Kansas 66636, serves as Investment Adviser to each Series of SBL
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment objectives,  policies,  and restrictions of each Series,  and is responsible for the day to day decisions to buy and sell  securities for the Series except Large
Cap Value,  Global,  Enhanced Index,  International,  Global  Strategic  Income,
Capital Growth,  Global Total Return,  Managed Asset Allocation,  Equity Income,
Small Cap Value,  Technology,  Main Street Growth and  Income(R),  and Small Cap
Growth  Series.  See the  accompanying  SBL Fund  prospectus  for  details.  The
Investment  Adviser has engaged The Dreyfus  Corporation,  200 Park Avenue,  New
York, New York 10166, to provide investment advisory services to Large Cap Value
Series;  OppenheimerFunds,  Inc., 498 Seventh Avenue, New York, New York, 10018,
to provide investment  advisory services to Global Series and Main Street Growth and Income(R)  Series;  Deutsche Asset  Management,  Inc., 280 Park Avenue,  New
York, New York 10017, to provide investment  advisory services to Enhanced Index
Series and International Series; T. Rowe Price Associates,  Inc., 100 East Pratt
Street,  Baltimore,  Maryland 21202, to provide investment  advisory services to
Managed Asset Allocation Series and Equity Income Series;  Wellington Management
Company LLP, 75 State Street,  Boston, MA 02109, to provide investment  advisory services to Global  Strategic  Income  Series,  Global Total  Return  Series and
Technology Series; Strong Capital Management Corporation,  100 Heritage Reserve,
Menomonee, Wisconsin 53051, to provide investment advisory services to Small Cap
Value Series and Small Cap Growth Series;  and Alliance Capital Management L.P.,
1345  Avenue of the  Americas,  New York,  New York 10105 to provide  investment advisory services to Capital Growth Series.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a flexible purchase payment deferred variable annuity. To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Owner  under a Contract  who  assumes  the risk of  investment  gain or loss rather than  Security  Benefit.  When you are ready to begin  receiving  annuity payments,  the Contract  provides  several  Annuity Options under which Security
Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated  purchase  payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

     The  Contract  is  available  for  purchase by an  individual  as a non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement  plans that qualify as (1) annuity  purchase  plans of public  school systems  and certain  tax-exempt  organizations  under  Section  403(b),  or (2)
traditional  and Roth  individual  retirement  accounts or annuities,  including traditional IRA's established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program  is $50.  Security  Benefit  may  reduce the  minimum  purchase  payment requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of Security Benefit.

     Security Benefit will apply the initial purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit;  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

     Security Benefit will credit subsequent  purchase payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by Security Benefit.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available  allocation  alternatives  include  the 22  Subaccounts  and the Fixed
Account.

     You may change the purchase payment allocation instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions to Security Benefit.  You may make changes in your purchase payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at Security  Benefit's  Home Office.  Changes in the  allocation of future purchase  payments have no effect on existing  Contract Value. You may, however, transfer  Contract  Value  among the  Subaccounts  and the Fixed  Account in the manner described in "Transfers of Contract Value," page 18.

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost  average  your  Contract  Value by  authorizing  Security  Benefit  to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After  Security  Benefit  has  received an Asset  Reallocation/Dollar  Cost
Averaging  request in proper  form at its Home  Office,  Security  Benefit  will transfer  Contract Value in the amounts you designate  from the Subaccount  from which transfers are to be made to the Subaccount or Subaccounts you have chosen.
Security Benefit will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary,  whichever corresponds to the  period  selected,  of the date of  receipt  at the Home  Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract  Year that are allowed as discussed  under  "Transfers  of Contract
Value," page 18.

     You may instruct  Security  Benefit at any time to terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has been  canceled,  a new Asset  Reallocation/  Dollar  Cost
Averaging form must be completed and sent to the Home Office.  Security  Benefit requires that you wait at least a month (or a quarter if transfers  were made on a quarterly  basis) before  reinstating  Dollar Cost Averaging after it has been terminated for any reason. Security Benefit may discontinue,  modify, or suspend the  Dollar  Cost  Averaging  Option  at any  time.  Security  Benefit  does not currently charge a fee for this option.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account,  subject to certain  restrictions  described under "The Fixed Account,"
page 31.

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize
Security  Benefit  to  automatically  transfer  Contract  Value on a  quarterly, semiannual or annual basis to maintain a particular  percentage allocation among the  Subaccounts.  The Contract Value  allocated to each Subaccount will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by Security  Benefit at its Home  Office.  An Asset
Reallocation/Dollar  Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, Security
Benefit will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you selected. Thereafter,  Security Benefit will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of  the  date  of   Security   Benefit's   receipt  of  the  Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that are allowed as discussed under "Transfers of Contract Value," page 18.

     You may instruct  Security  Benefit at any time to terminate this option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to Security  Benefit's Home Office.  Security  Benefit may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation  Option at any time.  Security  Benefit does not currently charge a fee for this option.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account," page 32.

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to Security  Benefit's Home Office.  You may make transfers  (other than transfers  pursuant to the Dollar Cost Averaging and  Asset  Reallocation  Options)  by  telephone  if  the  Electronic  Transfer
Privilege  section  of the  application  or the  proper  form has been  properly completed,  signed and filed at  Security  Benefit's  Home  Office.  The minimum transfer  amount is $500,  or the amount  remaining in a given  Subaccount.  The minimum  transfer  amount  does not apply to  transfers  under the  Dollar  Cost
Averaging or Asset Reallocation Options.

     Security Benefit effects transfers between  Subaccounts at their respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

     You may  also  transfer  Contract  Value  to the  Fixed  Account;  however, transfers from the Fixed Account to the  Subaccounts are restricted as described in "The Fixed Account," page 31.

     Security  Benefit  generally  does not limit the  frequency  of  transfers, although Security Benefit reserves the right to limit the number of transfers to
14 in a Contract  Year.  Also,  the Contract is not  designed  for  professional
"market timing" organizations, or other organizations or individuals engaging in a market timing strategy, or making programmed transfers,  frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If Security Benefit determines that  your  transfer  patterns  among  the  Subaccounts  are  disruptive  to the
Underlying  Funds,  Security  Benefit  may  among  other  things,  restrict  the availability of telephone transfers or other electronic  transfers.  We may also refuse  to act on  transfer  instructions  of an agent  acting  under a power of attorney  who is acting on behalf of one or more  owners.  Also,  certain of the
Underlying Funds have in place limits on the number of transfers  permitted in a
Contract  Year,  which limits are more  restrictive  than 14 per Contract  Year.
Security Benefit reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o    Investment  performance  of the  Subaccounts  to which  you have  allocated
     Contract Value,

o    Payment of purchase payments,

o    The amount of any outstanding Contract Debt,

o    Full and partial withdrawals, and

o    Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding Series of SBL Fund. The investment  performance of the Subaccounts will  reflect  increases  or  decreases  in the net asset value per share of the corresponding  Series and any dividends or  distributions  declared by a Series.
Any dividends or distributions from any Series of the Fund will be automatically reinvested in shares of the same Series,  unless Security Benefit,  on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

     In  addition,   other   transactions   including  loans,  full  or  partial
withdrawals,  transfers,  and assessment of certain charges against the Contract affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by  dividing  the  dollar  amount  of  such  transaction  by  the  price  of the
Accumulation  Unit of the affected  Subaccount next determined  after receipt of the  transaction.  The price of each  Subaccount is determined on each Valuation
Date as of the close of the New York Stock Exchange,  normally 3:00 p.m. Central time.  Transactions  received  after  that  time on any  Valuation  Date will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date. The price of each  Subaccount may be determined  earlier if trading on the
New York Stock Exchange is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment performance  of the  corresponding  Series of SBL  Fund,  (2) any  dividends  or distributions paid by the corresponding  Series,  (3) the charges,  if any, that may be assessed by Security  Benefit for taxes  attributable to the operation of the  Subaccount,  (4) the minimum  mortality  and expense  risk charge under the
Contract  of 0.60%,  and (5) the  administration  charge  under the  Contract of
0.15%.

     The  minimum   mortality   and  expense   risk  charge  of  0.60%  and  the
administration  charge of 0.15% are factored into the accumulation unit value or
"price" of each Subaccount on each Valuation Date.  Security Benefit deducts any mortality  and expense risk charge  above the minimum  charge and the charge for any optional  Riders (the "Excess  Charge") on a monthly basis.  Each Subaccount declares a monthly  dividend and Security Benefit deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your  Contract  Value  allocated to the  Subaccount as of the reinvestment  date.  The  monthly  dividend  is paid  only  for the  purpose  of collecting the Excess  Charge.  Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration  charge,  your Contract
Value will be reduced in the amount of your Excess Charge upon  reinvestment  of the  Subaccount's  monthly  dividend.  Security  Benefit  reserves  the right to compute and deduct the Excess  Charge  from each  Subaccount  on each  Valuation
Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by Security  Benefit at its Home Office.  A proper written request must
include  the  written   consent  of  any  effective   assignee  or   irrevocable
Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received by Security Benefit at its Home Office,  less any outstanding  Contract
Debt, any  applicable  withdrawal  charges,  any pro rata account charge and any uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit  Enhancements  that have not yet vested.  See the discussion of vesting of Credit Enhancements under "Extra Credit," page 27.

     Security  Benefit  requires the  signature of all Owners on any request for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national  securities  exchange or savings  association.  Security
Benefit further requires that any request to transfer or exchange all or part of the Contract for another  investment  be made upon a transfer  form  provided by
Security Benefit which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment by Security  Benefit of the amount  specified in the partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements that have not yet vested. See "Extra Credit," page 27. If a partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal Value in the Contract less than $2,000, Security Benefit reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     Security  Benefit will deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Owner's  instructions to Security Benefit. If you do not specify the allocation,
Security Benefit will deduct the withdrawal in the same proportion that Contract
Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium tax charge to reimburse Security Benefit for any tax on premiums on a  Contract  that may be  imposed by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge," page 22, and "Premium Tax Charge," page 24.

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 35. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 36.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic withdrawals while the Owner is living and before the
Annuity  Start  Date by  sending a  properly  completed  Request  for  Scheduled
Systematic Payments form to Security Benefit at its Home Office. This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a percentage  of Contract  Value  allocated to the  Subaccounts  and/or Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request  received  by  Security  Benefit at its Home  Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable  withdrawal  charge and premium tax.  Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra  Credit," page 27. Any systematic  withdrawal  that equals or exceeds the
Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the  Withdrawal  Value.  The  Contract  will automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

     Security  Benefit will effect each  systematic  withdrawal as of the end of the  Valuation  Period during which the  withdrawal is scheduled.  The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be  allocated  to your  Contract  Value in the  Subaccounts  and the  Fixed
Account,  as you have directed.  If you do not specify the allocation,  Security
Benefit  will  deduct the  systematic  withdrawal  in the same  proportion  that
Contract Value is allocated among the Subaccounts and the Fixed Account.

     Security Benefit may, at any time, discontinue, modify, suspend or charge a
fee  for  systematic   withdrawals.   You  should  consider  carefully  the  tax
consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining  age 59 1/2.  See
"Federal Tax Matters," page 36.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event,  Security  Benefit  will then deem void the  returned  Contract  and will refund to you purchase  payments  allocated to the Fixed Account (not  including any  Credit  Enhancements  if an Extra  Credit  Rider was in  effect).  Security
Benefit  will also  refund as of the  Valuation  Date on which we  receive  your
Contract  any Contract  Value  allocated  to the  Subaccounts,  plus any charges deducted from such Contract Value,  less the Contract Value  attributable to any
Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the  Free-Look  Period,  Security  Benefit will refund  purchase  payments  allocated to the  Subaccounts  rather than  Contract
Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  Security  Benefit will pay the death benefit  proceeds to the  Designated  Beneficiary  upon receipt of due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint
Owners,  the death benefit proceeds will be payable upon receipt of due proof of death of either Owner and instructions regarding payment.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options," page 30.

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.   The sum of all purchase payments (not including any Credit  Enhancements if an Extra  Credit  Rider  was in  effect),  less any  reductions  caused  by previous withdrawals, including withdrawal charges, or

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  are  received  by  Security  Benefit  (less any  Credit
     Enhancements  applied during the 12 months prior to the date of the Owner's death).

     If any Owner was age 81 or older on the Contract  Date,  or if due proof of death and instructions regarding payment are not received by Security Benefit at its Home Office  within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     If you  purchased  one or more  of the  optional  Riders  that  provide  an enhanced death benefit, your death benefit will be determined in accordance with the terms of the Rider.  See the  discussion of Annual  Stepped Up Death Benefit
Rider,  Guaranteed  Growth Death Benefit Rider,  Combined  Annual Stepped Up and
Guaranteed  Growth Death Benefit Rider,  Enhanced Death Benefit Rider,  Combined
Enhanced  and Annual  Stepped Up Death  Benefit  Rider,  Combined  Enhanced  and
Guaranteed Growth Death Benefit Rider, and Combined Enhanced, Annual Stepped Up,
and Guaranteed Growth Death Benefit Rider. Your death benefit proceeds under the
Rider will be the death benefit  reduced by any  outstanding  Contract Debt, any pro rata account charge and any uncollected premium tax.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity  Options.   See  "Federal  Tax  Matters,"  page  36  and   "Distribution
Requirements,"  below for a discussion of the tax  consequences  in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

     For any Designated  Beneficiary other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts  issued in connection with a Qualified Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within  30 days of the  Annuitant's  death.  If a new  Annuitant  is not  named,
Security  Benefit will  designate  the Owner as  Annuitant.  On the death of the
Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated  Beneficiary  pursuant to the Annuity
Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES  CHARGE -- Security  Benefit  does not deduct  sales charges  from  purchase  payments  before  allocating  them to  Contract  Value.
However,  except as set forth  below,  Security  Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract.

     Security  Benefit will waive the  withdrawal  charge on  withdrawals to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  do not  exceed the Free  Withdrawal  amount.  The Free  Withdrawal amount  is  equal in the  first  Contract  Year,  to 10% of  purchase  payments, excluding any Credit  Enhancements,  made during the year and for any subsequent
Contract  Year,  to 10% of Contract  Value as of the first day of that  Contract
Year.

     The withdrawal charge applies to the portion of any withdrawal,  consisting of purchase  payments,  that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by Security  Benefit and increases in age each year thereafter.  The withdrawal charge is calculated  according to the following schedule:

---------------------------------------------
   PURCHASE PAYMENT AGE         WITHDRAWAL
       (IN YEARS)                 CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  Security  Benefit will assess the withdrawal  charge against the  Subaccounts  and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

     Security  Benefit  pays  sales  commissions  to  broker-dealers  and  other expenses  associated  with  the  promotion  and  sales  of  the  Contracts.  The withdrawal  charge is designed to  reimburse  Security  Benefit for these costs, although it is expected that actual  expenses will be greater than the amount of the charge.  To the extent that all sales  expenses are not  recovered  from the charge,  such expenses may be recovered  from other charges,  including  amounts
derived   indirectly   from  the  charge  for   mortality   and  expense   risk.
Broker-dealers  may receive  aggregate  commissions  of up to 6.5% of  aggregate purchase  payments.  Security  Benefit also may pay override  payments,  expense
allowances,  bonuses,  wholesaler  fees  and  training  allowances.   Registered
representatives  earn  commissions from the  broker-dealers  with which they are
affiliated   and  such   arrangements   will  vary.   In  addition,   registered
representatives  may be eligible,  under programs adopted by Security Benefit to receive  non-cash  compensation  such as  expense-paid  due diligence  trips and educational  seminars.  No  compensation  will be  offered  to the  extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

MORTALITY  AND  EXPENSE  RISK CHARGE --  Security  Benefit  deducts a charge for mortality  and expense  risks  assumed by Security  Benefit  under the Contract.
Security  Benefit  deducts a daily minimum  charge equal to 0.60%,  on an annual basis,  of each  Subaccount's  average  daily net assets.  If you are subject to mortality  and expense risk charge above the minimum  charge,  Security  Benefit deducts  it from your  Contract  Value on a monthly  basis.  The  mortality  and expense risk charge amount is  determined  each month by reference to the amount of your Contract Value, as set forth in the table below.

----------------------------------------------------------
                                       ANNUAL MORTALITY
                                       AND EXPENSE RISK
CONTRACT VALUE                              CHARGE
----------------------------------------------------------
Less than $25,000                           0.85%
At least $25,000 but less than
   $100,000                                 0.70%
$100,000 or more                            0.60%
----------------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality and expense risk charge is intended to compensate Security Benefit for certain  mortality and expense risks  Security  Benefit  assumes in offering and administering the Contracts and in operating the Subaccounts.

     The expense risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contracts and operating the Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

     Security  Benefit may  ultimately  realize a profit from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value,"
page 19, for more  information  about how Security Benefit deducts the mortality and expense risk charge.

ADMINISTRATION  CHARGE -- Security Benefit deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
The purpose of this charge is to  compensate  Security  Benefit for the expenses
associated   with   administration   of  the  Contracts  and  operation  of  the
Subaccounts.

ACCOUNT   ADMINISTRATION   CHARGE  --  Security   Benefit   deducts  an  account
administration   charge  of  $30.00  from   Contract   Value  at  each  Contract
Anniversary.  Security  Benefit will waive the charge if your Contract  Value is
$50,000 or more on the date the charge is to be deducted.  Security Benefit will deduct a pro rata account administration charge (1) upon a full withdrawal;  (2)
upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen;  and (3) upon  payment of a death  benefit.  This charge is not deducted during the Annuity  Period if one of the Annuity  Options 1 through 4, 7 or 8 is chosen.  The  purpose of the charge is to  compensate  Security  Benefit for the expenses associated with administration of the Contracts.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and
Security  Benefit's  status in a particular  state.  Security Benefit assesses a premium  tax  charge to  reimburse  itself for  premium  taxes that it incurs in connection  with a  Contract.  Security  Benefit  deducts  this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. Security
Benefit may deduct  premium tax upon a full or partial  withdrawal  if a premium tax has been incurred and is not refundable. Security Benefit reserves the right to deduct  premium  taxes  when due or any time  thereafter.  Premium  tax rates currently  range from 0% to 3.5%,  but are  subject to change by a  governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are  attributable  to the Separate  Account or the  Subaccounts,  or to the
operations  of  Security  Benefit  with  respect  to the  Contract,  or that are attributable to payment of premiums or acquisition costs under the Contract.  No such charge is currently  assessed.  See "Tax Status of Security Benefit and the
Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit guarantees that: (1) the charge for  mortality  and expense risks will not exceed an annual rate of 0.85% (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  Security  Benefit also guarantees that the charge for any Rider  will not  exceed  the  annual  rate in  effect  when the Rider is issued.

SBL FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the  corresponding  Series of SBL Fund.  Each Series' net asset value  reflects the  investment  advisory fee and other  expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts,  but are paid from the assets of the corresponding Series.
As a result,  the Owner  indirectly  bears a pro rata  portion  of such fees and expenses.  The advisory fees and other  expenses,  if any,  which are more fully described in SBL Fund's  prospectus,  are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional Riders under the Contract.  Security  Benefit makes each Rider available only at issue,  and you may not terminate a Rider after issue,  unless otherwise stated.  Security Benefit deducts a monthly charge from Contract Value for any  Riders  elected  by the  Owner.  The amount of the charge is equal to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.75%
and the  Guaranteed  Minimum  Income  Benefit  Rider at 5% with a cost of 0.30%, because the total cost of such Riders,  1.05%,  would  exceed the maximum  Rider charge of 1.00%.  In addition,  you may purchase  only one rider that provides a death benefit.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (Security
Benefit  will  credit a maximum  rate of 4% for amounts  allocated  to the Money
Market Subaccount or the Fixed Account.)

     In crediting  interest,  Security  Benefit takes into account the timing of when each  purchase  payment and  withdrawal  occurred and accrues such interest until  the  earlier  of:  (1)  the  Annuity  Start  Date,  or (2)  the  Contract
Anniversary  following the oldest  Annuitant's 80th birthday.  In the event of a withdrawal,  the  Minimum  Income  Benefit  is  reduced  as of the  date  of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit,  less any applicable  Premium tax and pro rata account  administration  charge, to purchase a fixed Annuity within
30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options,"  page 30. The Annuity  rates for this Rider are based upon the 1983(a)  mortality table with mortality  improvement  under  projection scale G and an interest  rate of 2 1/2%.  The charge for this Rider varies based upon the interest rate selected as set forth below:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment for each Designated  Beneficiary are received by Security
     Benefit; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase  payments  received by Security  Benefit since the  applicable
     Contract Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.  In the event of a withdrawal, the Stepped Up Death
     Benefit is reduced as of the date of the  withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal  charges,  by
     Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will be as set forth in item 2 above.

     The  charge  for this  Rider is  0.20%.  See the  discussion  under  "Death
Benefit," page 21.

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment for each Designated  Beneficiary are received by Security
     Benefit; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application.  (Security Benefit will credit a maximum rate of 4% for  amounts  allocated  to  the  Money  Market  Subaccount  or the  Fixed
Account.) In crediting interest,  Security Benefit takes into account the timing of when each purchase payment and withdrawal occurred.  Security Benefit accrues such  interest  until the  earliest  of: (1) the  Annuity  Start  Date;  (2) the
Contract  Anniversary  following the oldest Owner's 80th birthday;  (3) the date due proof of the Owner's death and instructions  regarding payment are received;
or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The  amount of the  Guaranteed  Growth  Death  Benefit  shall not exceed an
amount  equal  to  200%  of  purchase   payments   (not   including  any  Credit
Enhancements),  net of premium  tax and any  withdrawals,  including  withdrawal charges.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

     The charge for this Rider varies based upon the interest  rate  selected as set forth below:

-------------------------------------
  INTEREST RATE      RIDER CHARGE
-------------------------------------
        3%              0.10%
        5%              0.20%
        6%              0.25%
        7%              0.30%
-------------------------------------

See the discussion under "Death Benefit," page 21.

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint  Owner  prior to the  Annuity  Start  Date.  If an Owner dies prior to the
Annuity Start Date, the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment for each Designated  Beneficiary are received by Security
     Benefit;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will be as set forth in item 2 above.

     The  charge  for this  Rider is  0.25%.  See the  discussion  under  "Death
Benefit," page 21.

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding payment are received by Security Benefit,  plus the
     Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o    "Contract  gain"  is equal to  Contract  Value as of the date due  proof of death and  instructions  with regard to payment are received  less adjusted purchase payments.

o    "Adjusted purchase payments" are equal to all purchase payments made to the
     Contract  adjusted for withdrawals  and any applicable  premium tax. In the event of a withdrawal,  purchase payments are reduced as of the date of the withdrawal  by a  percentage  found  by  dividing  the  withdrawal  amount, including any withdrawal  charges,  by Contract Value  immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit  will be the Contract  Value on the date due proof of the Owner's  death and instructions regarding payment are received by Security Benefit.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit," page 21.

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity  Start  Date.  If the Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding payment are received by Security Benefit,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit  will be the Contract  Value on the date due proof of the Owner's  death and instructions regarding payment are received by Security Benefit.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit," page 21.

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity  Start  Date.  If the Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding payment are received by Security Benefit,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will the Contract  Value on the date due proof of the Owner's  death and instructions regarding payment are received by Security Benefit.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit," page 21.

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  If the Owner dies prior to the Annuity  Start
Date, the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding payment are received by Security Benefit,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above); or

4.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will the Contract  Value on the date due proof of the Owner's  death and instructions regarding payment are received by Security Benefit.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.40%.  See the discussion under "Death Benefit," page 21.

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by Security  Benefit.  You may purchase this
Rider only at issue. A Credit  Enhancement of 3%, 4% or 5% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

     In the  event  of a full  or  partial  withdrawal,  Security  Benefit  will recapture  all or part of any Credit  Enhancement  that has not yet  vested.  An amount equal to 1/7 of the Credit  Enhancement  will vest as of each anniversary of the Rider's date of issue and the Credit  Enhancement will be fully vested at the end of seven years from that date.  The amount to be  forfeited in the event of a withdrawal is equal to a percentage of the Credit  Enhancement that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.   The amount of the withdrawal, including any withdrawal charges, by

2.   Contract Value immediately prior to the withdrawal.

     Security Benefit will recapture Credit  Enhancements on withdrawals only to the extent  that total  withdrawals  in a Contract  Year,  including  systematic withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

     The charge for this Rider will be deducted for a period of seven years from the Contract  Date.  The charge  varies based upon the Credit  Enhancement  rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

     Security Benefit may recapture  Credit  Enhancements in the event of a full or partial  withdrawal as discussed  above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right," page 21. In the event of a  withdrawal  under the terms of the Waiver of  Withdrawal  Charge
Rider,  you will forfeit all or part of any Credit  Enhancements  applied during the 12 months  preceding such a withdrawal.  See "Waiver of Withdrawal  Charge,"
below.   Death  benefit   proceeds  may  exclude  all  or  part  of  any  Credit
Enhancements.  See "Death  Benefit,"  page 21 and the  discussions  of the death benefit riders.

     Security  Benefit  expects to make a profit  from the charge for this Rider and funds  payment of the Credit  Enhancements  through the Rider charge and the vesting  schedule.  The Extra  Credit Rider would make sense for you only if you expect  your  average  annual  return  (net  of  expenses  of the  Contract  and underlying Series) to exceed the applicable amount set forth in the table below.
The returns below  represent the amount that must be earned EACH year during the seven-year  period beginning on the Contract Date to break even on the Rider. If your  actual  returns  are greater  than this  amount,  you will profit from the purchase of the Rider.  If your actual returns are less, for example,  in a down market,  you will be worse off than if you had not purchased  the Rider.  Please note that the returns below are net of Contract and underlying  Series  expenses so that you  would  need to earn the  amount  in the  table  plus the  amount of applicable expenses to break even on the Rider.

------------------------------------- --------------------
                                          RATE OF RETURN
      CREDIT ENHANCEMENT RATE            (NET OF EXPENSES)
------------------------------------- --------------------
                 3%                         -5.00%
                 4%                         -1.50%
                 5%                          0.80%
------------------------------------- --------------------

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

     The Rider  defines  confinement  to a  hospital  or  nursing  facility,  as follows:  (1) you have been  confined  to a  "hospital"  or  "qualified  skilled nursing  facility"  for at least 90  consecutive  days  prior to the date of the withdrawal;  and (2) you are so confined  when  Security  Benefit  receives  the waiver request and became so confined after the Contract Date.

     Security  Benefit defines  terminal  illness as follows:  (1) the Owner has been diagnosed by a licensed physician with a "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

     Security  Benefit defines  disability as follows:  (1) the Owner is unable,
because  of  physical  or  mental  impairment,   to  perform  the  material  and
substantial  duties of any  occupation for which the Owner is suited by means of education,  training or experience; (2) the impairment has been in existence for more than 180 days and began  before  the  Owner  attained  age 65 and after the
Contract  Date;  and (3) the  impairment  is  expected  to result in death or be long-standing and indefinite.

     Prior to making a  withdrawal  pursuant to this  Rider,  you must submit to
Security  Benefit a  properly  completed  claim  form and a written  physician's statement  acceptable  to SBL.  SBL will also  accept as proof of  disability  a certified Social Security finding of disability.

     Security  Benefit  reserves  the right to have a  physician  of its  choice examine the Owner to determine if the Owner is eligible for a waiver. The charge for this Rider is 0.05%.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months preceding the withdrawal.

ALTERNATIVE  WITHDRAWAL  CHARGE -- This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL   PAYMENT AGE    WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

The charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40%
if you select the 3-year  schedule.  If you purchase this Rider,  the withdrawal charge  selected  under the Rider will  apply in lieu of the  7-year  withdrawal charge schedule described under "Contingent  Deferred Sales Charge," page 22. If you have also  purchased an Extra Credit  Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal.  See "Extra
Credit," page 27.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the Annuity  Start Date.  See  "Selection  of an Option,"  page 31. If there are
Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date,  the proceeds under the Contract will be applied to provide an Annuity under one of the options  described below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options.  Security Benefit may make other Annuity  Options  available upon request.  Annuity  payments under Annuity
Options 1 through  4, 7 and 8 are based  upon  annuity  rates that vary with the
Annuity Option  selected.  In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the  Annuitant,  except  that unisex rates are available  where  required by law. The annuity rates reflect your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, Security Benefit reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant, provided proper written notice is received by Security Benefit at its
Home  Office at least 30 days prior to the  Annuity  Start Date set forth in the
Contract.  The date  selected as the new Annuity  Start Date must be at least 30 days after the date written notice  requesting a change of Annuity Start Date is received at Security Benefit's Home Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity  Option and cannot  surrender his or her annuity  and receive a lump-sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 7, full or partial  withdrawals may be made after the
Annuity Start Date,  subject to any applicable  withdrawal  charge. The Contract specifies  annuity  tables for Annuity  Options 1 through 4, 7 and 8,  described below.  The tables  contain the  guaranteed  minimum  dollar  amount (per $1,000 applied) of the FIRST  annuity  payment for a variable  Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS--

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.  Upon the Annuitant's death after the period certain, no further annuity payments will be made.

     OPTION 3 -- LIFE WITH  INSTALLMENT OR UNIT REFUND OPTION.  Periodic annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR.  Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     Security  Benefit  calculates  variable  annuity  payments  under Options 1 through 4, 7 and 8 using  Annuity  Units.  The value of an Annuity Unit for each
Subaccount is determined as of each Valuation Date and was initially  $1.00. The
Annuity  Unit  value of a  Subaccount  as of any  subsequent  Valuation  Date is determined  by adjusting the Annuity Unit value on the previous  Valuation  Date for (1) the interim  performance of the corresponding  Series; (2) any dividends or distributions paid by the corresponding Series; (3) the mortality and expense risk and administration  charges;  (4) the charges, if any, that may be assessed by the Company for taxes  attributable to the operation of the  Subaccount;  and
(5) the assumed interest rate.

     Security  Benefit  determines the number of Annuity Units used to calculate each variable  annuity payment as of the Annuity Start Date. As discussed above, the Contract  specifies  annuity rates for Options 1 through 4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

     On the Annuity Start Date,  Security  Benefit divides the initial  variable annuity  payment  by the  value  as of that  date of the  Annuity  Unit  for the applicable  Subaccount  to determine  the number of Annuity  Units to be used in calculating  subsequent  annuity  payments.  If variable  annuity  payments  are allocated  to more than one  Subaccount,  the  number of  Annuity  Units will be determined  by  dividing  the portion of the initial  variable  annuity  payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the
Subaccounts in the same  proportion as the Contract Value is allocated as of the
Annuity  Start  Date.  The number of  Annuity  Units will  remain  constant  for subsequent  annuity  payments,  unless the Owner  exchanges  Annuity Units among
Subaccounts or makes a withdrawal under Option 7.

     Subsequent  variable  annuity  payments are calculated by  multiplying  the number of Annuity  Units  allocated to a Subaccount  by the value of the Annuity
Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment  is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. For a  Non-Qualified  Plan, SBL does not allow annuity  payments to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of Security  Benefit's  General  Account,  which  supports  Security
Benefit's insurance and annuity  obligations.  The General Account is subject to regulation  and  supervision  by the Kansas  Department of Insurance and is also subject to the insurance laws and  regulations of other  jurisdictions  in which the Contract is distributed.  In reliance on certain  exemptive and exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered as an investment  company under the  Investment
Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  This  disclosure,  however,  may be subject to certain  generally applicable  provisions of the federal  securities  laws relating to the accuracy and  completeness  of  statements  made in the  Prospectus.  This  Prospectus is generally  intended  to serve as a  disclosure  document  only for  aspects of a
Contract  involving the Separate Account and contains only selected  information regarding the Fixed Account.  For more information  regarding the Fixed Account, see "The Contract," page 16.

     Amounts  allocated to the Fixed Account become part of the General  Account of Security  Benefit,  which  consists of all assets  owned by Security  Benefit other than those in the Separate Account and other separate accounts of Security
Benefit.  Subject to applicable law,  Security  Benefit has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience  of the Fixed  Account.  In  addition,  Security  Benefit  may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate.  Security  Benefit will  determine  the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee Period").  Security Benefit currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee  Period, a new Guarantee Period of
the same  duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

     Contract  Value  allocated or transferred to the Fixed Account at one point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period. Security Benefit bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account," below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit," page 21.

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against the Fixed Account, and any amounts that Security Benefit pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the SBL Fund to the extent  Contract
Value is allocated to the Fixed Account;  however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the lesser of (i) $500 or (ii) the amount of Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

     If purchase  payments are allocated (except purchase payments made pursuant to an Automatic  Investment Program),  or Contract Value is transferred,  to the
Fixed  Account,  any transfers  from the Fixed  Account in  connection  with the
Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such purchase payment or transfer.  You may reestablish Dollar
Cost Averaging or Asset Reallocation by submitting a written request to Security
Benefit.  However, if for any reason a Dollar Cost Averaging Option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from  the  Loan  Account.  See  "Full  and  Partial  Withdrawals,"  page  20 and
"Systematic  Withdrawals,"  page 20. In  addition,  to the same extent as Owners with  Contract  Value  in the  Subaccounts,  the  Owner  of a  Contract  used in connection  with a Qualified  Plan may obtain a loan if so  permitted  under the terms of the Qualified Plan. See "Loans," page 34.

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written  request in proper  form is  received  by  Security  Benefit at its Home
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in Security Benefit's records.  While living, the Owner alone has the right to receive all  benefits and exercise all rights that the Contract grants or  Security  Benefit  allows.  The Owner may be an entity  that is not a living person such as a trust or corporation  referred to herein as "Non-natural
Persons." See "Federal Tax Matters," page 36.

     JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or Joint  Owner  prior to the  Annuity  Start  Date.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the application or any later change shown in Security Benefit's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The Owner may change the Primary  Beneficiary  at any time while the Contract is in force by written  request on forms provided by Security  Benefit and received by  Security  Benefit  at its Home  Office.  The  change  will not be binding on
Security  Benefit  until it is received  and  recorded at its Home  Office.  The change  will be  effective  as of the date this form is  signed  subject  to any payments made or other actions  taken by Security  Benefit  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS  -- The  Contract  does not share in the surplus  earnings of Security
Benefit, and no dividends will be paid.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper request is received  at Security  Benefit's  Home  Office.  However,  Security  Benefit can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the New York Stock  Exchange is closed  other than  customary weekend and holiday closings,

o    During  which  trading  on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request  to  Security  Benefit.  A loan  must be taken and  repaid  prior to the
Annuity  Start Date.  The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all contracts  combined is generally  equal to the lesser of: (1)  $50,000  reduced by the excess  of: (a) the  highest  outstanding  loan balance within the preceding  12-month  period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract  Values or $10,000,  whichever is greater.  For loans  issued under plans that are subject to ERISA,  the maximum  amount of all loans is the lesser of: (1)  $50,000  reduced by the excess of: (a) the  highest outstanding loan balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the  outstanding  loan balance on the date the loan is made;  or (2) 50% of your  Contract  Value.  In any  case,  the maximum  loan  balance  outstanding  at any time may not exceed 80% of  Contract
Value,  and  Security  Benefit  reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual  employee under a single employer plan. However, since Security  Benefit has no  information  concerning  outstanding  loans with other providers,  we will only use information available under annuity contracts issued by us,  and you will be  responsible  for  determining  your loan  limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

     When an eligible  Owner takes a loan,  Contract Value in an amount equal to the loan amount is  transferred  from the  Subaccounts  and/or the Fixed Account into an account called the "Loan  Account," which is an account within the Fixed
Account.  Amounts  allocated  to the Loan  Account  earn 3%, the minimum rate of interest guaranteed under the Fixed Account.

     Interest  will be charged for the loan and will accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by Security Benefit.  Because the Contract Value maintained in the Loan  Account  (which  will  earn 3%) will  always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by
Security Benefit less 3%.

     Loans must be repaid within five years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time.  You must label each loan payment as such. If not labeled as a loan  payment,  amounts  received  by Security  Benefit  will be treated as purchase  payments.  Upon  receipt  of a loan  payment,  Security  Benefit  will transfer  Contract  Value from the Loan Account to the Fixed Account  and/or the
Subaccounts  according  to your  current  instructions  with respect to purchase payments  in an amount  equal to the  amount by which the  payment  reduces  the amount of the loan outstanding.

     If you do not make any  required  loan  payment by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by SBL.  No new  loans  will be  allowed  while a loan is in  default.
Interest will continue to accrue on a loan in default.  Contract  Value equal to the amount of the accrued interest may be transferred to the Loan Account.  If a loan  continues  to be in  default,  when  you  attain  age 59  1/2,  the  total outstanding loan balance, which includes accrued interest, will be deducted from
your  Contract  Value.   The  Contract  will  terminate   automatically  if  the
outstanding  loan balance of a loan in default  equals or exceeds the Withdrawal
Value.  Contract  Value  will be used  to  repay  the  loan  and any  applicable withdrawal  charges.  Because of the adverse tax  consequences  associated  with defaulting on a loan,  you should  carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit  under any such Rider.  Until the loan is repaid,  SBL  reserves the right to restrict any transfer of the Contract which would otherwise  qualify as a transfer permitted in the Code.

     In the event that you elect to  exchange  your  Contract  for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans will be approved.  Prospective  Owners  should  contact  their agent  concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties," page 41.

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) separates from service,  (iii) dies, (iv) becomes disabled,  or (v)
incurs a hardship.  Furthermore,  distributions  of gains  attributable  to such contributions  accrued  after  December  31,  1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," below.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract.  It is based upon Security  Benefit's  understanding  of the present federal income tax laws as currently interpreted by the Internal Revenue Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT --

     GENERAL.  Security Benefit intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes  incurred  by  Security  Benefit  that are  attributable  to the  Separate
Account,  the Subaccounts or to the operations of Security  Benefit with respect to the Contracts or attributable  to payments,  premiums,  or acquisition  costs under the  Contracts.  Security  Benefit will review the question of a charge to the Separate  Account,  the Subaccounts or the Contracts for Security  Benefit's
federal  taxes  periodically.  Charges  may become  necessary  if,  among  other reasons,  the tax treatment of Security  Benefit or of income and expenses under the  Contracts is ultimately  determined to be other than what Security  Benefit currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in Security Benefit's tax status.

     Under  current laws,  Security  Benefit may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS. Each Series of the SBL Fund will be required to adhere to  regulations  adopted by the Treasury  Department  pursuant to Section
817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company separate  accounts funding variable  contracts.  Pursuant  to  these  regulations,  on the last day of each calendar quarter (or on any day within 30 days thereafter),  no more than 55% of the total assets of a Series may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Series,  intends  to comply  with the  diversification  requirements  of Section
817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the investor  (i.e.,  the contract  owner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the Owner has additional  flexibility in allocating  purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata  portion  of the  assets  of the  Separate  Account.  In addition,  Security  Benefit does not know what standards will be set forth,  if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue.  Security Benefit  therefore  reserves the right to modify the
Contract,  as it deems  appropriate,  to  attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate  Account.
Moreover, in the event that regulations or rulings are adopted,  there can be no assurance that the Series will be able to operate as currently  described in the
Prospectus,  or that the SBL Fund will not have to change any Series' investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general, a contract owner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons"  on  page  38  and   "Diversification   Standards"  above.
Withholding of federal income taxes on all  distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies Security Benefit of that election.

     SURRENDERS OR WITHDRAWALS  PRIOR TO THE ANNUITY START DATE. Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE  ANNUITY  START  DATE.  Upon a
complete surrender,  the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity  payments,  the taxable portion of each payment generally is  determined  by  using  a  formula  known  as the  "exclusion  ratio,"  which establishes  the ratio that the  investment  in the Contract  bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then  applied  to each  payment  to  determine  the  non-taxable  portion of the payment.  The  remaining  portion of each  payment is taxed at  ordinary  income rates.  For variable  annuity  payments,  the taxable portion of each payment is
determined  by  using  a  formula  known  as  the  "excludable   amount,"  which
establishes the non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the  Contract  by the  number of  payments  to be made.  The  remainder  of each variable  annuity  payment is taxable.  Once the  excludable  portion of annuity payments  to date  equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or  withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the  modification  occurs will be increased by an amount
(determined  by the  regulations)  equal to the tax that would have been imposed but for  item  (iii)  above,  plus  interest  for the  deferral  period,  if the modification  takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS--

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two  distribution  rules: (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

     Generally,  for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS.  Generally, gifts of non-tax qualified Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is held by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE  CONTRACT  RULE.  For  purposes of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

     In addition,  the Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES.  In recent years,  legislation has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS,  ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner,  the  selection  of certain  Annuity  Start  Dates or the exchange of a Contract may result in certain tax  consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer,  assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith. For example, Security Benefit may accept beneficiary designations and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These
requirements  may  not  be  incorporated   into  Security   Benefit's   Contract
administration   procedures.   Owners,   participants  and   beneficiaries   are
responsible  for  determining  that   contributions,   distributions  and  other
transactions with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must  generally be  distributed  or begin to be  distributed  not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date").
Periodic  distributions  must not extend  beyond the life of the employee or the lives of the employee and a designated  beneficiary (or over a period  extending beyond the life  expectancy of the employee or the joint life  expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b)  contract must be  nonforfeitable.  Prior to 2002, numerous  limitations  applied to the amount of contributions that could be made to a Section 403(b) annuity contract.  These limitations were referred to as the
"maximum  exclusion  allowance."  Beginning  in  2002,  the  "maximum  exclusion allowance" limitation on Section 403(b) annuity  contributions is repealed.  The new  applicable  limit is similar to the limits on  contributions  to  qualified retirement  plans and  depends  upon,  among other  things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2,  (ii)  terminates  employment;  (iii)  dies;  (iv)  becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers" page 41.

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called "traditional IRAs" to distinguish them from the new "Roth IRAs" which became available in 1998. (Roth IRAs are described below.)

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------
        2002-2004               $3,000
        2005-2007               $4,000
   2008 and thereafter          $5,000
-------------------------- -----------------

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any tax year  thereafter.  However,  if the  individual  is covered  by an  employer retirement  plan, the amount of the  contribution to a traditional IRA which may be deducted will be reduced or eliminated if the individual's  modified adjusted gross income  exceeds  certain  amounts  ($54,000 for a married  couple filing a joint  return and $34,000 for a single  taxpayer in 2002,  $60,000 for a married couple filing a joint return and $40,000 for a single  taxpayer in 2003). If the individual's spouse is covered by an employer retirement plan but the individual is  not,  the  individual  may  be  able  to  deduct  those  contributions  to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted gross income on a joint return exceeds $150,000.

     Sale  of the  Contract  for  use  with  IRAs  may  be  subject  to  special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA
Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 403(b) of the Code; however, the required beginning date for traditional
IRAs is  generally  the date that the  contract  owner  reaches  age 70 1/2--the contract  owner's  retirement  date, if any, will not affect his or her required beginning  date.  See "Section  403(b),"  page 39.  Distributions  from IRAs are generally  taxed under Code  Section 72.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The amount  excludable  from the individual's  income is the amount of the distribution that bears the same ratio as the  individual's  nondeductible  contributions  bears to the expected return under the IRA.

     Distributions  of  deductible,  pre-tax  contributions  and earnings from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers" on page 41.

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals that meet certain requirements are not subject to federal  income tax on either the original  contributions  or any  earnings.  Sale of the  Contract  for use with Roth IRAs may be  subject to special requirements imposed by the Internal Revenue Service.  Purchasers of the
Contract for such purposes will be provided with such supplementary  information as may be required by the Internal Revenue Service or other appropriate  agency, and will have the right to  revoke  the  Contract  under  certain  requirements.
Unlike  a  traditional  IRA,  Roth  IRAs are not  subject  to  minimum  required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first  calendar year after death,  and made over a beneficiary's life expectancy.  If there is no beneficiary,  or if distributions are  delayed,  the  amount  must be  distributed  by the end of the  fifth  full calendar year after death of the contract owner.

     The   Internal   Revenue   Service  has  not   reviewed  the  Contract  for
qualification  as a Roth  IRA and has  not  addressed  in a  ruling  of  general applicability  whether a death  benefit  provision  such as the provision in the
Contract comports with Roth IRA qualification requirements.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any  portion of the  balance to the credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the amount  received  to an  "eligible retirement  plan," then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution and certain corrective  distributions,  will not qualify as an eligible rollover  distribution.  A rollover must be made directly between plans within 60 days after receipt of the distribution.

     An  "eligible  retirement  plan" will be another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

     A Section  403(b) plan must  generally  provide a participant  receiving an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with
Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible  Qualified Plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective Owner considering  adoption of a Qualified Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND SHARES --  Security  Benefit is the legal owner of the shares of SBL Fund held by the  Subaccounts.  Security  Benefit  will  exercise  voting rights  attributable  to the  shares  of each  Series  of the  Fund  held in the
Subaccounts at any regular and special  meetings of the shareholders of the Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, Security Benefit will exercise its voting rights based on instructions received from persons having the voting interest in
corresponding  Subaccounts.   However,  if  the  1940  Act  or  any  regulations
thereunder should be amended,  or if the present  interpretation  thereof should change, and as a result Security Benefit determines that it is permitted to vote the shares of the SBL Fund in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Series as to which  voting  instructions  may be given to  Security  Benefit  is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset  value per share of the  Series as of the same date.  Fractional votes will be counted.  The number of votes as to which voting instructions  may be given will be determined as of the same date established by
SBL Fund for  determining  shareholders  eligible  to vote at the meeting of the
Fund. If required by the SEC,  Security  Benefit reserves the right to determine in a different fashion the voting rights attributable to the shares of SBL Fund.
Voting instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions are received will be voted by Security Benefit in the same  proportion  as the voting  instructions  that are received in a timely manner for all Contracts participating in that Subaccount. Security Benefit will also  exercise  the voting  rights from assets in each  Subaccount  that are not otherwise  attributable to Owners,  if any, in the same proportion as the voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount  may  purchase.  If  shares  of any or all of the  Series of SBL Fund should no longer be available for investment,  or if Security Benefit management believes  further  investment  in shares of any or all of the Series of SBL Fund should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may  substitute  shares of another  Series of SBL Fund or of a different fund for shares  already  purchased,  or to be purchased in the future under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  or  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     Security   Benefit  also   reserves  the  right  to  establish   additional
Subaccounts  of the  Separate  Account  that would invest in a new Series of SBL
Fund or in shares of another  investment  company,  a series  thereof,  or other suitable investment  vehicle.  Security Benefit may establish new Subaccounts in its sole  discretion,  and will  determine  whether  to make any new  Subaccount available to existing Owners. Security Benefit may also eliminate or combine one or more  Subaccounts if, in its sole discretion,  marketing,  tax, or investment conditions so warrant.

     Subject to compliance with applicable  law,  Security  Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution or change,  Security Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right,  without  the  consent of Owners,  to suspend  sales of the  Contract  as presently  offered and to make any change to the  provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to requirements for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. Security Benefit will also send  confirmations  upon purchase  payments,  transfers,  loans, loan repayments,  and full and  partial  withdrawals.  Security  Benefit  may confirm certain  transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing  financial statements for SBL Fund,  which will include a list of the portfolio  securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at
Security Benefit's Home Office.  Security Benefit has established  procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  Security  Benefit's  procedures  require that any person  requesting  a transfer by telephone  provide the account  number and the
Owner's tax  identification  number and such  instructions must be received on a recorded  line.  Security  Benefit  reserves  the  right to deny  any  telephone transfer  request.  If all  telephone  lines are busy (which  might  occur,  for example, during periods of substantial market fluctuations), you may not be able to request transfers by telephone and would have to submit written requests.

     By  authorizing  telephone  transfers,  you authorize  Security  Benefit to accept  and act  upon  telephonic  instructions  for  transfers  involving  your
Contract.  You agree that neither Security Benefit,  any of its affiliates,  nor
SBL Fund,  will be liable for any loss,  damages,  cost,  or expense  (including attorneys' fees) arising out of any telephone  requests;  provided that Security
Benefit effects such request in accordance  with its procedures.  As a result of this policy on  telephone  requests,  you bear the risk of loss arising from the telephone  transfer  privilege.  Security  Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contracts  described in this Prospectus,  Security Benefit's  authority to issue the  Contracts  under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current  yield  for the  Money  Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although the  Contract was not  available  for purchase  until  December 4,
2000, the underlying  investment vehicle of the Separate Account,  SBL Fund, has
been  in  existence  since  May  26,  1977.  Performance   information  for  the
Subaccounts  may also include  quotations of total return for periods  beginning prior to the  availability of the Contracts that  incorporate the performance of
SBL Fund.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2001 and 2000,
and for each of the three years in the period ended  December 31, 2001,  and the financial  statements of SBL Variable  Annuity  Account XIV  (SecureDesigns)  at
December  31,  2001 and for the  period  January  2,  2001  (inception  date) to
December 31, 2001, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The Table of Contents of the Statement of Additional  Information
is set forth below:

TABLE OF CONTENTS--

                                                     Page

GENERAL INFORMATION AND HISTORY.....................   3
   Safekeeping of Assets............................   3
DISTRIBUTION OF THE CONTRACT........................   3
METHOD OF DEDUCTING THE EXCESS CHARGE...............   3
LIMITS ON PURCHASE PAYMENTS PAID UNDER

                                VARIABLE ANNUITY

                      Individual Flexible Purchase Payment
                       Deferred Variable Annuity Contract

--------------------------------------------------------------------------------
                 ISSUED BY:                              MAILING ADDRESS:
  SECURITY BENEFIT LIFE INSURANCE COMPANY        SECURITY BENEFIT LIFE INSURANCE COMPANY
  ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
  TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
  1-800-888-2461
--------------------------------------------------------------------------------

     This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance
Company ("Security Benefit"). The Contract is available for individuals in connection with a retirement plan qualified under Section 403(b) or 408 of the
Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.
     You may allocate your purchase payments to one or more of the Subaccounts that comprise a separate account of Security Benefit called the SBL Variable
Annuity Account XIV, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

o        AIM Basic Value
o        AIM Mid Cap Equity
o        AIM Small Cap Growth
o        AIM Blue Chip
o        American Century Heritage
o        American Century Select
o        American Century Equity Income
o        American Century International Growth
o        Ariel Fund
o        Ariel Premier Bond
o        Calamos Growth
o        Calamos Convertible Growth and Income
o        Dreyfus Appreciation
o        Dreyfus Premier Strategic Value
o        Dreyfus Midcap Value
o        Dreyfus General Money Market
o        Fidelity Advisor Value Strategies
o        Fidelity Advisor Dividend Growth
o        Fidelity Advisor Mid Cap
o        Fidelity Advisor International Capital Appreciation
o        INVESCO Dynamics
o        INVESCO Technology
o        PIMCO High Yield
o        Security Diversified Income
o        Security Global
o        Security Equity
o        Security Growth and Income
o        Security Large Cap Growth
o        Security Capital Preservation
o        Security Ultra
o        Security Mid Cap Value
o        Security Small Cap Growth
o        Security Social Awareness
o        Strong Growth and Income
o        Strong Growth 20
o        Strong Advisor Small Cap Value
o        Strong Opportunity

o        Van Kampen Equity and Income

o        Van Kampen Comstock
o        Van Kampen Aggressive Growth

     Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of
Contract Value is guaranteed.

     Amounts allocated to the Fixed Account earn interest at rates that are paid by Security Benefit as described in "The Fixed Account," page 35. Contract Value in the Fixed Account is guaranteed by Security Benefit.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options," page 33.

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2002, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge. You may obtain a Statement of Additional  Information or a prospectus for any of the Underlying  Funds by writing Security Benefit at One
Security Benefit Place, Topeka, Kansas 66636 or by calling  1-800-NEA-VALU.  The table of contents of the  Statement of  Additional  Information  is set forth on page 46 of this Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
     The  Securities  and Exchange  Commission  has not approved or  disapproved these  securities or determined if the  Prospectus is truthful or complete.  Any representation  to the  contrary  is a criminal  offense.  You should  read this
Prospectus carefully and retain it for future reference.

     Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of
Credit Enhancement may be more than offset by any additional fees and charges.

     The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government  agency.  The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2002
--------------------------------------------------------------------------------
               The variable annuity covered by this Prospectus is
                 the subject of a pending patent application in
                 the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE

   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit..................   28
   Enhanced Death Benefit.............................   29
   Combined Enhanced and Annual Stepped Up Death
     Benefit..........................................   29
   Combined Enhanced and Guaranteed Growth Death
     Benefit..........................................   29
   Combined Enhanced, Annual Stepped Up,

   Waiver of Withdrawal Charge--15 Years or
    Disability........................................   31
   Waiver of Withdrawal Charge--10 Years or
    Disability........................................   32
   Waiver of Withdrawal Charge--Hardship..............   32
   Waiver of Withdrawal Charge--5 Years and

     Option 2--Life Income with Guaranteed Payment
      of 5, 10, 15 or 20 Years........................   33
     Option 3--Life with Installment

     Value of Variable Annuity Payments:

   Tax Status of Security Benefit

     Fidelity Advisor International Capital

APPENDIX A - IRA Disclosure Statement

-------------------------------------------------------------------------------
You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this
Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
-------------------------------------------------------------------------------

DEFINITIONS

     Various  terms  commonly  used in this  Prospectus  are defined as follows:

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ANNUITANT -- The person that you  designate on whose life annuity  payments may be determined.  If you designate Joint  Annuitants,  "Annuitant"  means both
Annuitants unless otherwise stated.

     ANNUITY -- A series of periodic income payments made by Security Benefit to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning  on the Annuity  Start Date during which annuity payments are made.

     ANNUITY  UNIT  -- A unit of  measure  used to  calculate  variable  annuity payments under Options 1 through 4,7 and 8.

     ANNUITY  START DATE -- The date when annuity  payments  begin as elected by the Owner.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT  DATE -- The date the Contract  begins as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT DEBT -- The unpaid loan balance including loan interest.

     CONTRACT VALUE -- The total value of your Contract  which includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month  period measured from the Contract Date.

     CREDIT  ENHANCEMENT  -- An amount  added to Contract  Value under the Extra
Credit Rider.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon  thedeath  of the Owner or the Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

     FIXED  ACCOUNT -- An account  that is part of  Security  Benefit's  General
Account to which you may allocate all or a portion of your Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%)
declared periodically by Security Benefit.

     GENERAL  ACCOUNT  -- All  assets  of  Security  Benefit  other  than  those allocated to the Separate  Account or to any other separate  account of Security
Benefit.

     HOME OFFICE-- The Annuity  Administration  Department of Security  Benefit,
P.O. Box 750497, Topeka, Kansas 66675-0497.

     OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT-- A Participant under a Qualified Plan.

     PURCHASE  PAYMENT-- An amount paid to Security Benefit as consideration for the Contract.

     SEPARATE  ACCOUNT-- The Variable Annuity Account XIV, a separate account of
Security Benefit that consists of accounts, referred to as Subaccounts,  each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT-- A division of the Separate  Account of Security  Benefit which invests in a  corresponding  Underlying  Fund.  Currently,  40  Subaccounts  are
available under the Contract.

     UNDERLYING  FUND -- A mutual  fund or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly  described  under  "The  Fixed  Account,"  page 35 and in the
Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract ("the  Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract, on an individual basis, in connection with a retirement  plan qualified  under Section 403(b) or 408 of the Internal  Revenue
Code of 1986, as amended ("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided into 40 accounts, each referred to as a Subaccount. See "Separate Account," page
18.

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of Security Benefit's General Account. Amounts that you  allocate to the Fixed  Account  earn  interest at rates  determined  at the discretion  of Security  Benefit and are  guaranteed to be at least an effective annual rate of 3%. See "The Fixed Account," page 35.

PURCHASE  PAYMENTS -- Your initial  purchase  payment  must be at least  $1,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum  subsequent  purchase payment is $25. See "Purchase  Payments,"
page 19.

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract," page 19 and "The Fixed Account," page 35.

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The Fixed  Account," page 35. See "Full and Partial  Withdrawals,"  page 22 and
"Federal Tax Matters," page 39 for more information about withdrawals, including the 10%  penalty  tax that may be  imposed  upon  full and  partial  withdrawals
(including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death  Benefit,"  page 24 for more  information.
The Contract  provides for several Annuity Options on either a variable basis, a fixed basis, or both.  Security  Benefit  guarantees  annuity payments under the fixed Annuity Options. See "Annuity Period," page 32.

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  Security Benefit will refund to you purchase payments  allocated to the Fixed  Account (not  including  any Credit  Enhancements  if an Extra Credit
Rider was in effect). Security Benefit will also refund as of the Valuation Date on  which  we  receive  your  Contract  any  Contract  Value  allocated  to  the
Subaccounts,  plus any  charges  deducted  from such  Contract  Value,  less the
Contract Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the  Free-Look  Period,  Security  Benefit will refund  purchase  payments  allocated to the  Subaccounts  rather than  Contract
Value.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value,  Security
Benefit  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

     The Free  Withdrawal  amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by Security  Benefit and increases in age each year thereafter.  The withdrawal charge is calculated  according to the following schedule:

---------------------------------------------
   PURCHASE PAYMENT AGE        WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 7% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge," page 25.

     MORTALITY AND EXPENSE RISK CHARGE.  Security  Benefit  deducts a charge for mortality  and expense  risks  assumed by Security  Benefit  under the Contract.
Security  Benefit  deducts a daily minimum  charge equal to 0.75%,  on an annual basis,  of each  Subaccount's  average  daily net assets.  If you are subject to mortality  and expense risk charge above the minimum  charge,  Security  Benefit deducts  it from your  Contract  Value on a monthly  basis.  The  mortality  and expense risk charge amount is  determined  each month by reference to the amount of your Contract Value, as set forth in the table below.

----------------------------------------------------
CONTRACT VALUE               ANNUAL MORTALITY AND
                               EXPENSE RISK CHARGE
----------------------------------------------------
Less than $25,000                    0.90%
$25,000 or more                      0.75%
----------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge," page 25.

     OPTIONAL  RIDER  CHARGES.  Security  Benefit  deducts a monthly charge from
Contract  Value for certain  Riders  that may be elected by the Owner.  Security
Benefit makes each Rider  available  only at issue,  and you may not terminate a
Rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage,  on an annual basis,  of your Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.75%
and the  Guaranteed  Minimum  Income  Benefit  Rider at 5% with a cost of 0.30%, because the total cost of such Riders,  1.05%,  would  exceed the maximum  Rider charge of 1.00%.

     GUARANTEED  MINIMUM INCOME  BENEFIT.  This Rider makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract Anniversary. The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

See "Guaranteed Minimum Income Benefit," page 27.
     ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments, less any withdrawals and withdrawal charges;  (2) Contract Value on the date due proof of the Owner's death and  instructions  regarding  payment are received by
Security  Benefit;  or (3) the  Stepped Up Death  Benefit.  The Stepped Up Death
Benefit is the largest  result for the following  calculation  as of the date of receipt of instructions regarding payment of the death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase  payments  received by Security  Benefit since the  applicable
     Contract Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

The  charge  for  this Rider  is  0.20%. See "Annual Stepped Up Death  Benefit,"
page 27.

     GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments, less any withdrawals and withdrawal charges;  (2) Contract Value on the date due proof of the Owner's death and  instructions  regarding  payment are received by
Security  Benefit;  or (3) the Guaranteed  Growth Death Benefit.  The Guaranteed
Growth Death Benefit is an amount equal to purchase payments, net of any premium tax, less an adjustment for any  withdrawals,  increased at an annual  effective rate of 3%,  5%, 6% or 7%, as elected  in the  application.  The charge for this
Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.10%
        5%               0.20%
        6%               0.25%
        7%               0.30%
------------------- -----------------

See "Guaranteed Growth Death Benefit," page 28.

     COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT.  This Rider
makes  available an enhanced  death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase  payments,  less any  withdrawals and withdrawal  charges;  (2)
Contract  Value on the date due  proof of the  Owner's  death  and  instructions regarding  payment are received by Security  Benefit;  (3) the Annual Stepped Up
Death Benefit (as described  above);  or (4) the Guaranteed Growth Death Benefit at 5% (as described  above).  The charge for this Rider is 0.25%.  See "Combined
Annual Stepped Up and Guaranteed Growth Death Benefit," page 28.

     ENHANCED  DEATH  BENEFIT.  This Rider makes  available  an  enhanced  death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under this Rider will be the greater of: (1) purchase payments, less any withdrawals  and withdrawal  charges,  plus the Enhanced  Death Benefit;  or (2)
Contract  Value on the date due  proof of the  Owner's  death  and  instructions regarding  payment are received by Security  Benefit,  plus the  Enhanced  Death
Benefit.  The Enhanced  Death  Benefit for a Contract  issued prior to the Owner attaining  age 70 is the  lesser  of: (1) 50% of  Contract  gain;  or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the  Enhanced  Death  Benefit  is the  lesser  of:  (1) 25% of
Contract gain; or (2) 25% of adjusted purchase payments.  Contract gain is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received  less  adjusted  purchase  payments.  Adjusted  purchase payments are equal to all purchase  payments  made to the Contract  adjusted for withdrawals and any applicable  premium tax. This Rider is available only if the age of the Owner at the time the  Contract is issued is age 79 or  younger.  The charge for this Rider is 0.25%. See "Enhanced Death Benefit," page 29.

     COMBINED  ENHANCED AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit,  plus the Enhanced  Death Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. The charge for this Rider is 0.35%. See
"Combined Enhanced and Annual Stepped Up Death Benefit," page 29.

     COMBINED  ENHANCED AND GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit,  plus the Enhanced  Death Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. The charge for this Rider is 0.35%. See
"Combined Enhanced and Guaranteed Growth Death Benefit," page 29.

     COMBINED ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by Security  Benefit,  plus the  Enhanced  Death
Benefit  (as  described  above);  (3) the Annual  Stepped Up Death  Benefit  (as described above),  plus the Enhanced Death Benefit; or (4) the Guaranteed Growth
Death Benefit at 5% (as described above),  plus the Enhanced Death Benefit.  The charge for this Rider is 0.40%. See "Combined  Enhanced,  Annual Stepped Up, and
Guaranteed Growth Death Benefit," page 30.

     EXTRA CREDIT. This Rider makes available a Credit Enhancement,  which is an amount added to your Contract Value by Security  Benefit.  You may purchase this
Rider only at issue. Security Benefit will add a Credit Enhancement equal to 3%,
4% or 5% of purchase payments, as elected in the application,  for each purchase payment made in the first Contract Year.

     In the  event  of a full  or  partial  withdrawal,  Security  Benefit  will recapture all or part of any Credit  Enhancement  that has not yet vested to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

     Security  Benefit  will  deduct  the  charge  for  this  Rider  during  the seven-year period beginning on the Contract Date, and you may not terminate this
Rider during that period. The charge for this Rider varies based upon the Credit
Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

See "Extra Credit," page 30.

     WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a waiver of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this  Rider.  The  charge  for this Rider is 0.05%.  See  "Waiver of  Withdrawal
Charge," page 31.

     ALTERNATIVE  WITHDRAWAL  CHARGE.  This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL   PAYMENT AGE    WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

The charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40%
if you select the 3-year  schedule.  If you have also  purchased an Extra Credit
Rider,  you may forfeit all or part of any Credit  Enhancement in the event of a full or partial withdrawal. See "Alternative Withdrawal Charge," page 31.

     WAIVER OF  WITHDRAWAL  CHARGE--15  YEARS OR  DISABILITY.  This Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 15 or more Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.05%. See "Waiver of Withdrawal Charge Rider--15 Years or Disability,"
page 31.

     WAIVER OF  WITHDRAWAL  CHARGE--10  YEARS OR  DISABILITY.  This Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 10 or more Contract  Years and the Owner has made purchase  payments on a quarterly (or more frequent)  basis for at least five full Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.10%. See "Waiver of Withdrawal Charge Rider--10 Years or Disability,"
page 31.

     WAIVER OF WITHDRAWAL CHARGE--HARDSHIP.  This Rider makes available a waiver of any  withdrawal  charge in the event the Owner  experiences  a  hardship,  as defined for purposes of Section 401(k) of the Internal  Revenue Code of 1986, as
amended. Security Benefit may require the Owner to provide satisfactory proof of hardship.  Effective as of the date of the first  withdrawal  under the terms of this Rider,  no additional  purchase  payments may be made to the Contract.  The charge for this Rider is 0.15%.  See  "Waiver of  Withdrawal  Charge--Hardship,"
page 32.

     WAIVER OF  WITHDRAWAL  CHARGE--5  YEARS AND AGE 59 1/2.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Owner is age 59 1/2 or older; and

o    The Owner has made  purchase  payments  on a quarterly  (or more  frequent)
     basis for at least 5 full Contract Years.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.20%. See "Waiver of Withdrawal  Charge--5 Years and Age 59 1/2," page
32.

     ADMINISTRATION  CHARGE.  Security  Benefit  deducts a daily  administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets. See "Administration Charge," page 26.

     ACCOUNT ADMINISTRATION  CHARGE.  Security Benefit deducts an account charge of $30.00 at each Contract  Anniversary.  Security Benefit will waive the charge if your  Contract  Value is  $50,000  or more on the date  the  charge  is to be deducted. See "Account Administration Charge," page 26.

     PREMIUM  TAX  CHARGE.  Security  Benefit  assesses a premium  tax charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to this
Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial  withdrawal if a premium tax was incurred by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime  thereafter.  Premium tax rates  currently  range from 0% to
3.5%. See "Premium Tax Charge," page 26.

     OTHER  EXPENSES.  Security  Benefit  pays  the  operating  expenses  of the
Separate  Account.  Investment  advisory  fees and  operating  expenses  of each
Underlying Fund are paid by the Fund and are reflected in the net asset value of its  shares.  The Owner  indirectly  bears a pro rata  portion  of such fees and expenses. See the prospectus for each Underlying Fund for more information.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-NEA-VALU.

EXPENSE TABLE

     The  purpose of this table is to assist you in  understanding  the  various costs  and  expenses  that you will  bear  directly  and  indirectly  under  the
Contract.  The table reflects any contractual charges,  expenses of the Separate
Account,  optional  Rider  charges,  and charges and expenses of the  Underlying
Funds.  The table does not reflect  premium taxes that may be imposed by various jurisdictions.  See "Premium Tax Charge," page 26. The information  contained in the table is not generally applicable to amounts allocated to the Fixed Account.

     For a complete description of a Contract's costs and expenses, see "Charges and  Deductions,"  page 25. For a more complete  description  of the  Underlying
Funds' costs and expenses, see each Underlying Fund's prospectus.

-----------------------------------------------------------
CONTRACTUAL EXPENSES
-----------------------------------------------------------
Sales Load on Purchase Payments                   None
-----------------------------------------------------------
Contingent Deferred Sales Charge                   7%(1)
   (as a percentage of amount withdrawn
   attributable to Purchase Payments)
-----------------------------------------------------------
Transfer Fee (per transfer)                       None
-----------------------------------------------------------
Annual Account Administration Charge              $30(2)
-----------------------------------------------------------
1.  The  amount  of the  contingent  deferred  sales  charge  is  determined  by reference  to how long your  purchase  payments  have  been  held  under the
    Contract.  A free withdrawal is available in each Contract Year equal to (1)
    10% of purchase payments,  excluding any Credit  Enhancements,  in the first
    Contract  Year,  and (2) 10% of Contract  Value as of the  beginning  of the
    Contract  Year in each  subsequent  Contract  Year.  See "Full  and  Partial
    Withdrawals,"  page 22 and  "Contingent  Deferred Sales Charge," page 25 for more information.

2.  A  pro  rata  account  administration  charge  is  deducted  (1)  upon  full withdrawal  of Contract  Value;  (2) upon the  Annuity  Start Date if one of
    Annuity  Options 1 through 4, 7 or 8 is elected;  and (3) upon  payment of a death  benefit.  The  account  administration  charge will be waived if your
    Contract Value is $50,000 or more upon the date it is to be deducted.
-----------------------------------------------------------

-----------------------------------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of each
Subaccount's average daily net assets)
-----------------------------------------------------------
Annual Mortality and Expense Risk Charge         0.90%1
-----------------------------------------------------------
Annual Administration Charge                      0.15%
                                                  ----
-----------------------------------------------------------
Total Separate Account Annual Expenses            1.05%
-----------------------------------------------------------
1.  The  mortality  and expense  risk charge is reduced for larger  Contracts as follows:  Less than $25,000 - 0.90%;  $25,000 or more - 0.75%. The mortality and  expense  risk  charge  during the  Annuity  Period is 1.25% for Annuity
    Options 1 through 4, 7 and 8.
-----------------------------------------------------------

-----------------------------------------------------------
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
-----------------------------------------------------------
                                      INTEREST    ANNUAL
                                      RIDER
                                       RATE*      CHARGE
-----------------------------------------------------------
Guaranteed Minimum Income Benefit         3%       0.15%
Rider                                     5%       0.30%
-----------------------------------------------------------
Annual Stepped Up Death Benefit Rider    ---       0.20%
-----------------------------------------------------------
Guaranteed Growth Death Benefit Rider     3%       0.10%
                                          5%       0.20%
                                          6%       0.25%
                                          7%       0.30%
-----------------------------------------------------------
Combined Annual Stepped Up Death
Benefit Rider and Guaranteed Growth
Death Benefit Rider                       5%       0.25%
-----------------------------------------------------------
Enhanced Death Benefit Rider             ---       0.25%
-----------------------------------------------------------
Combined Enhanced Death Benefit
Rider and Annual Stepped Up Death
Benefit Rider                            ---       0.35%
-----------------------------------------------------------
Combined Enhanced Death Benefit
Rider and Guaranteed Growth Death
Benefit Rider                             5%       0.35%
-----------------------------------------------------------
Combined Enhanced Death Benefit
Rider, Annual Stepped Up Death
Benefit Rider, and Guaranteed Growth
Death Benefit Rider                       5%       0.40%
-----------------------------------------------------------
Extra Credit Rider                        3%       0.40%
                                          4%       0.55%
                                          5%       0.70%
-----------------------------------------------------------
Waiver of Withdrawal Charge Rider        ---       0.05%
-----------------------------------------------------------
Alternative Withdrawal Charge Rider     0-Year     0.50%
                                        3-Year     0.40%
-----------------------------------------------------------
Waiver of Withdrawal Charge Rider--15
Years or Disability                      ---       0.05%
-----------------------------------------------------------
Waiver of Withdrawal Charge Rider--10
Years or Disability                      ---       0.10%
-----------------------------------------------------------
Waiver of Withdrawal
Charge Rider--Hardship                   ---       0.15%
-----------------------------------------------------------
Waiver of Withdrawal Charge Rider--5
Years and Age 59 1/2                     ---       0.20%
-----------------------------------------------------------
*Interest rate, or for the Alternative  Withdrawal  Charge
 Rider, the withdrawal charge schedule.
-----------------------------------------------------------

-------------------------------------------------------------------------------------------
ANNUAL UNDERLYING FUND EXPENSES (as a percentage of each Subaccount's average daily net assets)
-------------------------------------------------------------------------------------------

                                                                                TOTAL
                                                                              UNDERLYING
                                                                  OTHER          FUND
                                                                 EXPENSES      EXPENSES
                                     DISTRIBUTION  SHAREHOLDER     AFTER        (AFTER
    UNDERLYING           MANAGEMENT    (12B-1)      SERVICES     EXPENSE        EXPENSE
       FUND                 FEE         FEES(1)       FEE      REIMBURSEMENT REIMBURSEMENTS
-------------------------------------------------------------------------------------------
AIM Basic Value
 (Class A)                 0.73%          0.35%         ---       0.24%          1.32%
-------------------------------------------------------------------------------------------
AIM Mid Cap Equity
 (Class A)                 0.73%          0.35%         ---       0.29%          1.37%
-------------------------------------------------------------------------------------------
AIM Small Cap Growth
 (Class A)                 0.71%          0.35%         ---       0.17%          1.23%
-------------------------------------------------------------------------------------------
AIM Blue Chip
 (Class A)                 0.63%          0.35%         ---       0.30%(2)       1.28%
-------------------------------------------------------------------------------------------
American Century
 Heritage
 (Advisor Class)           0.75%          0.50%         ---       ---(3)         1.25%
-------------------------------------------------------------------------------------------
American Century
 Select
 (Advisor Class)           0.75%          0.50%         ---       ---(3)         1.25%
-------------------------------------------------------------------------------------------
American Century
 Equity Income
 (Advisor Class)           0.75%          0.50%         ---       ---(3)         1.25%
-------------------------------------------------------------------------------------------
American Century
 International Growth
 (Advisor Class)           0.95%(4)       0.50%         ---       ---(3)         1.45%
-------------------------------------------------------------------------------------------
Ariel Fund                 0.65%          0.25%         ---       0.29%          1.19%
-------------------------------------------------------------------------------------------
Ariel Premier Bond
 (Investor Class)          0.60%          0.25%         ---            ---       0.85%
-------------------------------------------------------------------------------------------
Calamos Growth
 (Class A)                 1.00%          0.25%         ---       0.22%          1.47%
-------------------------------------------------------------------------------------------
Calamos Convertible
 Growth and Income
 (Class A)                 0.75%          0.25%         ---       0.39%         1.39%
-------------------------------------------------------------------------------------------
Dreyfus Appreciation       0.55%          ---          0.25%      0.11%         0.91%
-------------------------------------------------------------------------------------------
Dreyfus Premier
 Strategic Value
 (Class A)                 0.75%          ---          0.25%      0.29%         1.29%
-------------------------------------------------------------------------------------------
Dreyfus Midcap Value       0.75%          ---          0.25%      0.15%         1.15%
-------------------------------------------------------------------------------------------
Dreyfus General
 Money Market
 (Class B)                 0.47%          0.20%        0.30%      0.03%         1.00%(5)
-------------------------------------------------------------------------------------------
Fidelity Advisor
 Value Strategies
 (Class T)                 0.57%          0.50%         ---       0.29%         1.36%(6)
-------------------------------------------------------------------------------------------
Fidelity Advisor
 Dividend Growth
 (Class T)                 0.58%          0.50%         ---       0.26%         1.34%(6)
-------------------------------------------------------------------------------------------
Fidelity Advisor
 Mid Cap (Class T)         0.58%          0.50%         ---       0.28%         1.36%(6)
-------------------------------------------------------------------------------------------
Fidelity Advisor
 International
 Capital Appreciation
 (Class T)                 0.73%          0.50%         ---       0.64%         1.87%(6)
-------------------------------------------------------------------------------------------
INVESCO Dynamics
 (Class K)                 0.46%          0.45%         ---       0.20%(7, 8)   1.11%(7, 8)
-------------------------------------------------------------------------------------------
INVESCO Technology
 (Class K)                 0.46%          0.45%         ---       0.28%(7, 8)   1.19%(7, 8)
-------------------------------------------------------------------------------------------
PIMCO High Yield
 (Class A)                 0.25%          0.25%         ---       0.40%(9)        0.90%
-------------------------------------------------------------------------------------------
Security Diversified
 Income (Class A)          0.35%          0.25%         ---       0.44%         1.04%(10)
-------------------------------------------------------------------------------------------
Security Global
 (Class A)                 1.90%          ---(11)       ---        ---          1.90%
-------------------------------------------------------------------------------------------
Security Equity
 (Class A)                 1.02%          ---(11)       ---        ---          1.02%
-------------------------------------------------------------------------------------------
Security Growth and
 Income (Class A)          1.32%          ---(11)       ---        ---          1.32%
-------------------------------------------------------------------------------------------
Security Large Cap
 Growth (Class A)          1.00%          0.25%(11)     ---       0.90%         2.15%(12)
-------------------------------------------------------------------------------------------
Security Capital
 Preservation
(Class A)                  0.70%(13)      0.25%         ---       0.66%(14)     1.61%
-------------------------------------------------------------------------------------------
Security Ultra
 (Class A)                 1.09%          ---(11)       ---             ---     1.09%
-------------------------------------------------------------------------------------------
Security Mid Cap
 Value (Class A)           1.00%          ---(11)       ---       0.30%         1.30%
-------------------------------------------------------------------------------------------
Security Small Cap
 Growth (Class A)          1.00%          0.25%(11)      ---       0.66%         1.91%
-------------------------------------------------------------------------------------------
Security Social
 Awareness (Class A)       1.00%          ---(11)       ---       0.43%         1.43%
-------------------------------------------------------------------------------------------
Strong Growth
 and Income
 (Advisor Class)           0.55%          0.25%         ---       0.73%         1.53%
-------------------------------------------------------------------------------------------
Strong Growth 20
 (Advisor Class)           0.75%          0.25%         ---       0.64%         1.64%
-------------------------------------------------------------------------------------------
Strong Advisor Small
 Cap Value
 (Class A)                 0.75%          0.25%         ---       0.60%         1.60%(15)
-------------------------------------------------------------------------------------------
Strong Opportunity
 (Advisor Class)           0.75%          0.25%         ---       0.66%         1.66%
-------------------------------------------------------------------------------------------
Van Kampen Equity
 and Income (Class A)      0.36%          0.25%(16)     ---       0.22%         0.83%
-------------------------------------------------------------------------------------------
Van Kampen Comstock
 (Class A)                 0.42%          0.25%(16)     ---       0.23%         0.90%
-------------------------------------------------------------------------------------------
Van Kampen Aggressive
 Growth (Class A)          0.68%          0.24%(16)     ---       0.32%         1.24%
-------------------------------------------------------------------------------------------

1    For those  underlying  funds that pay 12b-1  distribution  and service fees that are based upon each  fund's  assets,  if you own shares of such a fund for a long period of time, you may pay more than the economic equivalent of the  maximum  front-end  sales  charge  permitted  for mutual  funds by the
     National Association of Securities Dealers, Inc.

2    Effective December 12, 2001, the fund adopted a revised Multiple Class Plan requiring each class to bear proportionately all Other Expenses incurred by the fund based on the relative net assets  attributable to each such class.
     Other  Expenses  have been  restated to reflect the adoption of the revised plan.

3    Other  Expenses,  which  include  the  fees  and  expenses  of each  fund's independent  directors and their legal counsel,  as well as interest,  were less than 0.005% for the most recent fiscal year.

4    Based on expenses incurred during the American Century International Growth
     Fund's most recent fiscal year. The fund has a stepped-fee  schedule.  As a result,  the fund's management fee rates generally  decrease as fund assets increase.

5    The Total  Underlying  Fund Expenses are for the fiscal year ended November
     30, 2001 and reflect a voluntary waiver of fees by Dreyfus.  Without such a waiver the Other  Expenses  would have been 0.03% and the Total  Underlying
     Fund Expenses would have been 1.03%.

6    The adviser has agreed to reimburse  Class T of the fund to the extent that total operating expenses  (excluding  interest,  taxes,  certain securities lending costs, brokerage  commissions,  and extraordinary  expenses),  as a percentage of their  respective  average next assets,  exceed the following rates: Fidelity Advisor Value Strategies - 1.55%; Fidelity Advisor Dividend
     Growth - 2.00%;  Fidelity  Advisor Mid Cap - 1.55%;  and  Fidelity  Advisor
     International  Capital  Appreciation  - 1.95%.  A portion of the  brokerage commissions  that each fund pays is used to  reduce  the  fund's  expenses.
     Including  this  reduction,  the total  operating  expenses  are:  Fidelity
     Advisor Value Strategies - 1.34%; Fidelity Advisor Dividend Growth - 1.31%;
     Fidelity  Advisor  Mid Cap -  1.28%;  and  Fidelity  Advisor  International
     Capital Appreciation - 1.73%.

7    The Fund's actual Other Expenses and Total Annual Fund  Operating  Expenses
     were  lower than the  figures  shown,  because  their  custodian  fees were reduced under expense offset arrangements.

8    Based on estimated  expenses for the current fiscal year, which may be more representative  than actual expenses shown in the financial  highlights due to the relatively short period from inception of Class K shares on December
     1, 2000 through March 31, 2001.

9    Other Expenses reflect an Administrative Fee of 0.40%.

10   The fund's total annual operating  expenses for the most recent fiscal year were less than the amount  shown  above,  because the fund's  adviser.  The fund's adviser  waives a portion of its  management  fee and/or  reimburses expenses in order to keep the fund's total operating expenses at or below a specified  level.  The fund's  adviser may eliminate all or part of the fee waiver or reimbursement at any time. With the fee waiver and reimbursement, the fund's actual total annual fund  operating  expenses for the year ended
     December 31, 2001 were 0.95%.

11   The fund has also  adopted a Brokerage  Enhancement  Plan under rule 12b-1, but has not yet implemented the Plan. If the Brokerage  Enhancement Plan is implemented,  it is  expected  that  the  amounts  received  by the  fund's distributor  would exceed not 0.05% of the fund's average net assets.  This additional  amount is not  reflected  in the  "Distribution  (12b-1)  fees"
     contained in the table above.

12   The fund's total annual operating  expenses for the most recent fiscal year were less than the amount shown above,  because the fund's adviser waives a portion of its management fee and/or  reimburses  expenses in order to keep the fund's  total  operating  expenses at or below a specified  level.  The fund's adviser may elminate all or part of the fee waiver or  reimbursement at any time. With the fee waiver and reimbursement, the fund's actual total annual fund operating  expenses for the year ended  September 30, 2001 were
     1.99%.

13   The fund does not directly pay a management  fee.  However,  the underlying master  portfolio in which the fund invests,  the  PreservationPlus  Income
     Portfolio  (the  "Portfolio"),  pays a  management  fee  to its  investment adviser,  Deutsche  Asset  Management,  Inc. The Portfolio  will reduce its advisory  fee to 0.10% of its  average  daily net  assets  with  respect to assets  invested in the Deutsche  High Yield Bond Fund, an affiliate of the
     Portfolio.  The  Portfolio  will  pay its pro rata  share of the  operating expenses,  including  the  investment  advisory  fee, of any mutual fund in which it invests.

14   "Other  Expenses" for the fund include the annual  premium paid for Wrapper
     Agreements.

15   The fund's total annual fund  operating  expenses do not reflect the waiver of management fees and/or absorptions. With waivers and/or absorptions, the total annual fund operating  expenses were 1.59%.  Waivers and  absorptions for the fund may be terminated at any time.

16   Shares are  subject to an annual  service fee of up to 0.25% of the average daily net assets attributable to such class of shares.

--------------------------------------------------------------------------------

EXAMPLES -- The examples presented below assume the maximum separate account and optional  rider charges of 2.05%.  The examples show the expenses that you would pay at the end of one,  three,  five or ten years.  The examples assume that any waivers or reimbursement of expenses  currently in effect,  remain in effect for the period shown. The information presented applies if, at the end of those time periods,  the Contract is (1)  surrendered,  or (2)  annuitized or otherwise not surrendered.  The examples show  expenses  based upon an allocation of $1,000 to each of the  Subaccounts  and a hypothetical  return of 5%. For those  Contracts that do not elect the maximum amount of Riders, or with Contract Value in excess of $25,000, the expenses would be reduced.

     YOU SHOULD NOT  CONSIDER  THE EXAMPLES  BELOW A  REPRESENTATION  OF PAST OR
FUTURE EXPENSES.  ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE
5% RETURN ASSUMED IN THE EXAMPLES IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS,  WHICH MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT.

     Example -- You would pay the expenses shown below assuming full  withdrawal of the Contract at the end of the applicable time period:

-----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
-----------------------------------------------------------

AIM Basic Value                $  99   $166   $225   $386
-----------------------------------------------------------
AIM Mid Cap Equity               100    167    227    390
-----------------------------------------------------------
AIM Small Cap Growth              98    161    216    369
-----------------------------------------------------------
AIM Blue Chip                     99    165    223    382
-----------------------------------------------------------
American Century Heritage         99    164    221    379
-----------------------------------------------------------
American Century Select           99    164    221    379
-----------------------------------------------------------
American Century Equity Income    99    164    221    379
-----------------------------------------------------------
American Century
International Growth             101    170    231    397
-----------------------------------------------------------
Ariel Fund                       101    170    232    399
-----------------------------------------------------------
Ariel Premier Bond               100    168    228    392
----------------------------------------------------------
Calamos Growth                   101    170    232    399
-----------------------------------------------------------
Calamos Convertible Growth
and Income                       100    168    228    392
-----------------------------------------------------------
Dreyfus Appreciation              93    147    194    325
-----------------------------------------------------------
Dreyfus Premier
Strategic Value                   97    158    212    360
-----------------------------------------------------------
Dreyfus Midcap Value              95    154    205    347
-----------------------------------------------------------
Dreyfus General Money Market      93    149    196    328
-----------------------------------------------------------
Fidelity Advisor Value
Strategies                       100    167    227    389
-----------------------------------------------------------
Fidelity Advisor Dividend
Growth                           100    167    226    387
-----------------------------------------------------------
Fidelity Advisor Mid Cap         100    167    227    389
-----------------------------------------------------------
Fidelity Advisor
International Capital
Appreciation                     105    181    250    433
-----------------------------------------------------------
INVESCO Dynamics                  97    160    215    368
-----------------------------------------------------------
INVESCO Technology                98    163    219    375
-----------------------------------------------------------
PIMCO High Yield                  95    154    205    347
-----------------------------------------------------------
Security Diversified Income       97    158    212    360
-----------------------------------------------------------
Security Global                  105    182    251    436
-----------------------------------------------------------
Security Equity                   96    158    211    358
-----------------------------------------------------------
Security Growth and Income        99    166    225    386
-----------------------------------------------------------
Security Large Cap Growth        108    189    262    456
-----------------------------------------------------------
Security Capital Preservation    102    174    238    411
-----------------------------------------------------------
Security Ultra                    97    160    214    365
-----------------------------------------------------------
Security Mid Cap Value            99    165    224    384
-----------------------------------------------------------
Security Small Cap Growth        105    182    251    437
-----------------------------------------------------------
Security Social Awareness        100    169    230    395
-----------------------------------------------------------
Strong Growth and Income         101    172    234    404
-----------------------------------------------------------
Strong Growth 20                 103    175    239    414
-----------------------------------------------------------
Strong Advisor Small Cap Value   102    174    237    410
-----------------------------------------------------------
Strong Opportunity               103    176    240    415
-----------------------------------------------------------
Van Kampen Equity and Income      95    152    202    341
-----------------------------------------------------------
Van Kampen Comstock               95    154    205    347
-----------------------------------------------------------
Van Kampen Aggressive Growth      99    164    221    378
-----------------------------------------------------------

     Example -- You would pay the expenses shown below assuming no withdrawals:

-----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
-----------------------------------------------------------
AIM Basic Value                  $36   $111   $187   $386
-----------------------------------------------------------
AIM Mid Cap Value                 37    112    189    390
-----------------------------------------------------------
AIM Small Cap Growth              35    105    178    369
-----------------------------------------------------------
AIM Blue Chip                     36    109    185    382
-----------------------------------------------------------
American Century Heritage         36    109    183    379
-----------------------------------------------------------
American Century Select           36    109    183    379
-----------------------------------------------------------
American Century Equity Income    36    109    183    379
-----------------------------------------------------------
American Century
International Growth              38    114    193    397
-----------------------------------------------------------
Ariel Fund                        38     39     40     42
-----------------------------------------------------------
Ariel Premier Bond                37     38     39     41
-----------------------------------------------------------
Calamos Growth                    38    115    194    399
-----------------------------------------------------------
Calamos Convertible Growth
and Income                        37    113    190    392
-----------------------------------------------------------
Dreyfus Appreciation              30     91    155    325
-----------------------------------------------------------
Dreyfus Premier                   34    102    173    360
Strategic Value
-----------------------------------------------------------
Dreyfus Midcap Value              32     98    166    347
-----------------------------------------------------------
Dreyfus General Money Market      30     92    157    328
-----------------------------------------------------------
Fidelity Advisor Value            37    112    189    389
Strategies
-----------------------------------------------------------
Fidelity Advisor Dividend
Growth                            37    111    188    387
-----------------------------------------------------------
Fidelity Advisor Mid Cap          37    112    189    389
-----------------------------------------------------------
Fidelity Advisor
International Capital
Appreciation                      42    126    212    433
-----------------------------------------------------------
INVESCO Dynamics                  34    105    177    368
-----------------------------------------------------------
INVESCO Technology                35    107    181    375
-----------------------------------------------------------
PIMCO High Yield                  32     33     34     37
-----------------------------------------------------------
Security Diversified Income       34    102    173    360
-----------------------------------------------------------
Security Global                   42    127    214    436
-----------------------------------------------------------
Security Equity                   33    102    172    358
-----------------------------------------------------------
Security Growth and Income        36    111    187    386
-----------------------------------------------------------
Security Large Cap Growth         45    134    225    456
-----------------------------------------------------------
Security Capital Preservation     39    119    200    411
-----------------------------------------------------------
Security Ultra                    34    104    176    365
-----------------------------------------------------------
Security Mid Cap Value            36    110    186    384
-----------------------------------------------------------
Security Small Cap Growth         42    128    214    437
-----------------------------------------------------------
Security Social Awareness         38    114    192    395
-----------------------------------------------------------
Strong Growth and Income          38    117    197    404
-----------------------------------------------------------
Strong Growth 20                  40    120    202    414
-----------------------------------------------------------
Strong Advisor Small Cap Value    39    119    200    410
-----------------------------------------------------------
Strong Opportunity                40    120    203    415
-----------------------------------------------------------
Van Kampen Equity and Income      32     96    163    341
-----------------------------------------------------------
Van Kampen Comstock               32     98    166    347
-----------------------------------------------------------
Van Kampen Aggressive Growth      36    108    183    378
-----------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial  information  presents  accumulation unit values for the period  July 2, 2001 (date of  inception)  through  December  31,
2001, as well as ending  accumulation  units  outstanding under each Subaccount.
Financial  information for Ariel Fund,  Ariel Premier Bond, and PIMCO High Yield
are not included as those Subaccounts are not available until May of 2002.

-----------------------------------------------------------
                                      2001
-----------------------------------------------------------
AIM BASIC VALUE
Accumulation unit value:
   Beginning of period.....................         $10.12
   End of period...........................        $  9.29
Accumulation units outstanding
at the end of period.......................         32,599
-----------------------------------------------------------
-----------------------------------------------------------
AIM MID CAP EQUITY
Accumulation unit value:
   Beginning of period.....................         $10.06
   End of period...........................        $  9.44
Accumulation units outstanding
at the end of period.......................          5,147
-----------------------------------------------------------
-----------------------------------------------------------
AIM SMALL CAP GROWTH
Accumulation unit value:
   Beginning of period.....................        $  9.86
   End of period...........................        $  9.23
Accumulation units outstanding
at the end of period.......................          9,248
-----------------------------------------------------------
-----------------------------------------------------------
AIM BLUE CHIP
Accumulation unit value:
   Beginning of period.....................        $  9.50
   End of period...........................        $  8.40
Accumulation units outstanding
at the end of period.......................          9,003
-----------------------------------------------------------
-----------------------------------------------------------
AMERICAN CENTURY HERITAGE
Accumulation unit value:
   Beginning of period.....................         $10.09
   End of period...........................        $  8.40
Accumulation units outstanding
at the end of period.......................            652
-----------------------------------------------------------
-----------------------------------------------------------
AMERICAN CENTURY SELECT
Accumulation unit value:
   Beginning of period.....................        $  9.59
   End of period...........................        $  8.60
Accumulation units outstanding
at the end of period.......................          1,562
-----------------------------------------------------------
-----------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
Accumulation unit value:
   Beginning of period.....................         $10.11
   End of period...........................         $10.41
Accumulation units outstanding
at the end of period.......................          6,302
-----------------------------------------------------------
-----------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH
Accumulation unit value:
   Beginning of period.....................        $  9.21
   End of period...........................        $  8.12
Accumulation units outstanding
at the end of period.......................          2,116
-----------------------------------------------------------
-----------------------------------------------------------
CALAMOS GROWTH
Accumulation unit value:
   Beginning of period.....................        $  9.70
   End of period...........................        $  9.13
Accumulation units outstanding
at the end of period.......................         35,400
-----------------------------------------------------------
-----------------------------------------------------------
CALAMOS CONVERTIBLE GROWTH AND INCOME
Accumulation unit value:
   Beginning of period.....................        $  9.89
   End of period...........................        $  9.72
Accumulation units outstanding
at the end of period.......................         19,412
-----------------------------------------------------------
-----------------------------------------------------------
DREYFUS APPRECIATION
Accumulation unit value:
   Beginning of period.....................        $  9.64
   End of period...........................        $  9.04
Accumulation units outstanding
at the end of period.......................         16,424
-----------------------------------------------------------
-----------------------------------------------------------
DREYFUS PREMIER STRATEGIC VALUE
Accumulation unit value:
   Beginning of period.....................        $  9.93
   End of period...........................        $  9.80
Accumulation units outstanding
at the end of period.......................          1,387
-----------------------------------------------------------
-----------------------------------------------------------
DREYFUS MIDCAP VALUE
Accumulation unit value:
   Beginning of period.....................        $  9.60
   End of period...........................        $  9.44
Accumulation units outstanding
at the end of period.......................         10,151
-----------------------------------------------------------
-----------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
Accumulation unit value:
   Beginning of period.....................         $10.00
   End of period...........................        $  9.93
Accumulation units outstanding
at the end of period.......................          7,130
-----------------------------------------------------------
-----------------------------------------------------------
FIDELITY ADVISOR VALUE STRATEGIES
Accumulation unit value:
   Beginning of period.....................         $10.73
   End of period...........................        $  9.79
Accumulation units outstanding
at the end of period.......................         13,282
-----------------------------------------------------------
-----------------------------------------------------------
FIDELITY ADVISOR DIVIDEND GROWTH
Accumulation unit value:
   Beginning of period.....................        $  9.90
   End of period...........................        $  9.40
Accumulation units outstanding
at the end of period.......................          4,709
-----------------------------------------------------------
-----------------------------------------------------------
FIDELITY ADVISOR MID CAP
Accumulation unit value:
   Beginning of period.....................         $10.01
   End of period...........................        $  9.14
Accumulation units outstanding
at the end of period.......................          7,408
-----------------------------------------------------------
-----------------------------------------------------------
FIDELITY ADVISOR INTERNATIONAL
CAPITAL APPRECIATION
Accumulation unit value:
   Beginning of period.....................        $  9.28
   End of period...........................        $  9.12
Accumulation units outstanding
at the end of period.......................            637
-----------------------------------------------------------
-----------------------------------------------------------
INVESCO DYNAMICS
Accumulation unit value:
   Beginning of period.....................        $  9.34
   End of period...........................        $  7.84
Accumulation units outstanding
at the end of period.......................            166
-----------------------------------------------------------
-----------------------------------------------------------
INVESCO TECHNOLOGY
Accumulation unit value:
   Beginning of period.....................        $  8.76
   End of period...........................        $  7.02
Accumulation units outstanding
at the end of period.......................          5,353
-----------------------------------------------------------
-----------------------------------------------------------
SECURITY DIVERSIFIED INCOME
Accumulation unit value:
   Beginning of period.....................         $10.03
   End of period...........................         $10.21
Accumulation units outstanding
at the end of period.......................         15,149
-----------------------------------------------------------
-----------------------------------------------------------
SECURITY GLOBAL
Accumulation unit value:
   Beginning of period.....................        $  9.72
   End of period...........................        $  8.99
Accumulation units outstanding
at the end of period.......................         24,741
-----------------------------------------------------------
-----------------------------------------------------------
SECURITY EQUITY
Accumulation unit value:
   Beginning of period.....................        $  9.82
   End of period...........................        $  9.00
Accumulation units outstanding
at the end of period.......................          2,621
-----------------------------------------------------------
-----------------------------------------------------------
SECURITY GROWTH AND INCOME
Accumulation unit value:
   Beginning of period.....................        $  9.87
   End of period...........................        $  9.35
Accumulation units outstanding
at the end of period.......................         10,858
-----------------------------------------------------------
-----------------------------------------------------------
SECURITY LARGE CAP GROWTH
Accumulation unit value:
   Beginning of period.....................        $  9.69
   End of period...........................        $  8.86
Accumulation units outstanding
at the end of period.......................          1,644
-----------------------------------------------------------
-----------------------------------------------------------
SECURITY CAPITAL PRESERVATION
Accumulation unit value:
   Beginning of period.....................         $10.04
   End of period...........................         $10.13
Accumulation units outstanding
at the end of period.......................         32,546
-----------------------------------------------------------
-----------------------------------------------------------
SECURITY ULTRA
Accumulation unit value:
   Beginning of period.....................        $  9.67
   End of period...........................        $  8.99
Accumulation units outstanding
at the end of period.......................         13,183
-----------------------------------------------------------
-----------------------------------------------------------
SECURITY MID CAP VALUE
Accumulation unit value:
   Beginning of period.....................         $10.06
   End of period...........................        $  9.87
Accumulation units outstanding
at the end of period.......................         34,205
-----------------------------------------------------------
-----------------------------------------------------------
SECURITY SMALL CAP GROWTH
Accumulation unit value:
   Beginning of period.....................        $  9.87
   End of period...........................        $  8.66
Accumulation units outstanding
at the end of period.......................          1,216
-----------------------------------------------------------
-----------------------------------------------------------
SECURITY SOCIAL AWARENESS
Accumulation unit value:
   Beginning of period.....................        $  9.68
   End of period...........................        $  8.88
Accumulation units outstanding
at the end of period.......................          5,954
-----------------------------------------------------------
-----------------------------------------------------------
STRONG GROWTH AND INCOME
Accumulation unit value:
   Beginning of period.....................        $  9.62
   End of period...........................        $  8.64
Accumulation units outstanding
at the end of period.......................          3,944
-----------------------------------------------------------
-----------------------------------------------------------
STRONG GROWTH 20
Accumulation unit value:
   Beginning of period.....................        $  8.91
   End of period...........................        $  7.46
Accumulation units outstanding
at the end of period.......................         12,355
-----------------------------------------------------------
-----------------------------------------------------------
STRONG ADVISOR SMALL CAP VALUE
Accumulation unit value:
   Beginning of period.....................         $10.10
   End of period...........................        $  9.66
Accumulation units outstanding
at the end of period.......................         13,385
-----------------------------------------------------------
-----------------------------------------------------------
STRONG OPPORTUNITY
Accumulation unit value:
   Beginning of period.....................        $  9.71
   End of period...........................        $  9.06
Accumulation units outstanding
at the end of period.......................          4,610
-----------------------------------------------------------
-----------------------------------------------------------

VAN KAMPEN EQUITY AND INCOME
Accumulation unit value:

   Beginning of period.....................         $10.01
   End of period...........................        $  9.63
Accumulation units outstanding
at the end of period.......................         19,794
-----------------------------------------------------------
-----------------------------------------------------------
VAN KAMPEN COMSTOCK
Accumulation unit value:
   Beginning of period.....................        $  9.86
   End of period...........................        $  8.97
Accumulation units outstanding
at the end of period.......................         39,034
-----------------------------------------------------------
-----------------------------------------------------------
VAN KAMPEN AGGRESSIVE GROWTH
Accumulation unit value:
   Beginning of period.....................        $  9.15
   End of period...........................        $  7.67
Accumulation units outstanding
at the end of period.......................          2,834
-----------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31, 1998,  Security Benefit  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire policies from Security Benefit after that date automatically become members in the mutual holding company.

     Security Benefit offers life insurance policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2001,
Security Benefit had total assets of approximately  $7.9 billion.  Together with
its  subsidiaries,   Security  Benefit  has  total  funds  under  management  of approximately $9.8 billion.

     The Principal Underwriter for the Contracts is Security Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard amp; Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying  ability of Security Benefit and should not be considered as bearing on the investment  performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of Security Benefit as measured by Standard amp; Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on June 26, 2000. The Contract  provides that the income,  gains,  or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other  liabilities  under a contract may not be charged  with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent  the  contract  so provides.  The Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contract.  Security  Benefit may  transfer to its  General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contracts  are general  corporate  obligations  of Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

     The Separate Account is currently divided into 40 Subaccounts. The Contract provides  that the  income,  gains and  losses,  whether  or not  realized,  are credited to, or charged against, the assets of each Subaccount without regard to the income,  gains or losses in the other  Subaccounts.  Each Subaccount invests exclusively in shares of a corresponding  Underlying Fund.  Security Benefit may in the future establish  additional  Subaccounts of the Separate Account,  which may  invest  in other  Underlying  Funds or in other  securities  or  investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies. Shares of each Underlying Fund are available to the general  public.  A summary of the  investment  objective  of each of the
Underlying  Funds is set forth at the end of this  Prospectus.  We cannot assure that any Underlying Fund will achieve its objective.  More detailed  information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     Prospectuses  for the Underlying  Funds should be read in conjunction  with this Prospectus and can be obtained by calling 1-800-NEA-VALU.

     Security  Benefit has entered into  agreements  with the  Underlying  Funds and/or certain service providers to the Underlying Funds, such as an underwriter or investment  adviser.  Under these  agreements,  Security  Benefit or Security
Distributors, Inc. ("SDI"), the underwriter for the Contract, is compensated for providing  various  services to Owners of the Contract  and/or to the Underlying
Funds.  The  compensation  received by Security Benefit or SDI may come from the
Underlying Fund,  including  amounts paid under a Rule 12b-1 Plan adopted by the
Underlying Fund, or from one of the Underlying Fund's service providers.

     The services  provided by Security Benefit and/or SDI include,  but are not limited to, the following: (i) Administrative/Sub-Transfer Agency services, such as  maintaining  separate  records of each  Contract  Owner's  investment in the
Underlying  Funds,  disbursing  or crediting to Contract  Owners the proceeds of redemptions  of Underlying  Funds and providing  account  statements to Contract
Owners  showing  their  beneficial  investment  in the  Underlying  Funds;  (ii)
Shareholder  Services,  such as providing information regarding Underlying Funds to Contract Owners,  maintaining a call center to facilitate  answering Contract
Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying  Funds on behalf of Contract Owners and (iii)  Distribution
Services,  such  as  distributing  prospectuses  for  the  Underlying  Funds  to prospective  Contract  Owners,  training  of  sales  personnel  and  such  other distribution  related services as an Underlying Fund may reasonably request. For
providing   Administrative/Sub-Transfer   Agency  services  and/or   Shareholder
Services,  the compensation  which Security Benefit receives varies based on the services being provided,  but is generally between 0.15% to 0.40% of the average net assets of the  Contract  invested  in the  Underlying  Fund.  For  providing
Distribution  Services,  the  compensation  which SDI receives is generally  not expected to exceed 0.25% of the average net assets of the  Contract  invested in the Underlying Fund.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a flexible  purchase  payment  deferred  variable  annuity.  The  Contract is significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract  who  assumes the risk of  investment  gain or loss rather than
Security Benefit.  When you are ready to begin receiving  annuity payments,  the
Contract  provides several Annuity Options under which Security Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the  Annuity  Start  Date.  The amount  that will be  available  for  annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

     The Contract is available for purchase by an individual in connection  with certain tax qualified  retirement  plans that meet the  requirements  of Section
403(b) or 408 of the Internal Revenue Code ("Qualified  Plan").  Certain federal tax  advantages  are  currently  available to  retirement  plans that qualify as
annuity  purchase  plans  of  public  school  systems  and  certain   tax-exempt
organizations under Section 403(b).

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 90. If there are Joint  Annuitants,  the maximum issue age will be determined by reference to the older Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $1,000.  Thereafter,  you may choose  the amount and  frequency  of purchase payments,  except that the minimum subsequent  purchase payment is $25.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program  is $25.  Security  Benefit  may  reduce the  minimum  purchase  payment requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of Security Benefit.

     Security Benefit will apply the initial purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit;  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

     Security Benefit will credit subsequent  purchase payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by Security Benefit.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include 40 Subaccounts and the Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions to Security Benefit.  You may make changes in your purchase payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at Security  Benefit's  Home Office.  Changes in the  allocation of future purchase  payments have no effect on existing  Contract Value. You may, however, transfer  Contract  Value  among the  Subaccounts  and the Fixed  Account in the manner described in "Transfers of Contract Value," page 21.

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost  average  your  Contract  Value by  authorizing  Security  Benefit  to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After  Security  Benefit  has  received an Asset  Reallocation/Dollar  Cost
Averaging  request in proper  form at its Home  Office,  Security  Benefit  will transfer  Contract Value in the amounts you designate  from the Subaccount  from which transfers are to be made to the Subaccount or Subaccounts you have chosen.
Security Benefit will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary,  whichever corresponds to the  period  selected,  of the date of  receipt  at the Home  Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract  Year that are allowed as discussed  under  "Transfers  of Contract
Value," page 21.

     You may instruct  Security  Benefit at any time to terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has  been  canceled,  a new  Asset  Reallocation/Dollar  Cost
Averaging form must be completed and sent to the Home Office.  Security  Benefit requires that you wait at least a month (or a quarter if transfers  were made on a quarterly  basis) before  reinstating  Dollar Cost Averaging after it has been terminated for any reason. Security Benefit may discontinue,  modify, or suspend the  Dollar  Cost  Averaging  Option  at any  time.  Security  Benefit  does not currently charge a fee for this option.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account,  subject to certain  restrictions  described under "The Fixed Account,"
page 35.

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize
Security  Benefit  to  automatically  transfer  Contract  Value on a  quarterly, semiannual or annual basis to maintain a particular  percentage allocation among the  Subaccounts.  The Contract Value  allocated to each Subaccount will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by Security  Benefit at its Home  Office.  An Asset
Reallocation/Dollar  Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, Security
Benefit will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you selected. Thereafter,  Security Benefit will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of  the  date  of   Security   Benefit's   receipt  of  the  Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that are allowed as discussed under "Transfers of Contract Value," page 21.

     You may instruct  Security  Benefit at any time to terminate this option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to Security  Benefit's Home Office.  Security  Benefit may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation  Option at any time.  Security  Benefit does not currently charge a fee for this option.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account," page 36.

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts  upon proper written request to Security  Benefit's Home Office,  or you may make  transfers  (other  than  transfers  pursuant  to the  Dollar  Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been properly  completed,  signed and filed at Security  Benefit's  Home Office.  The minimum transfer amount is $25, or the amount  remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

     Security Benefit effects transfers between  Subaccounts at their respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

     You may  also  transfer  Contract  Value  to the  Fixed  Account;  however, transfers from the Fixed Account to the  Subaccounts are restricted as described in "The Fixed Account," page 35.

     Security  Benefit  generally  does not limit the  frequency  of  transfers, although Security Benefit reserves the right to limit the number of transfers to
14 in a Contract  Year.  Also,  the Contract is not  designed  for  professional
"market timing" organizations, or other organizations or individuals engaging in a market timing strategy,  making programmed  transfers,  frequent  transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If Security Benefit determines that  your  transfer  patterns  among  the  Subaccounts  are  disruptive  to the
Underlying  Funds,  Security  Benefit  may  among  other  things,  restrict  the availability of telephone transfers or other electronic  transfers.  We may also refuse  to act on  transfer  instructions  of an agent  acting  under a power of attorney  who is acting on behalf of one or more  owners.  Also,  certain of the
Underlying Funds have in place limits on the number of transfers  permitted in a
Contract  Year,  which limits are more  restrictive  than 14 per Contract  Year.
Security Benefit reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o    Investment  performance  of the  Subaccounts  to which  you have  allocated
     Contract Value,

o    Payment of purchase payments,

o    The amount of any outstanding Contract Debt,

o    Full and partial withdrawals, and

o    Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested in shares of the same Underlying Fund, unless Security
Benefit, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

     In  addition,   other   transactions   including  loans,  full  or  partial
withdrawals,  transfers,  and assessment of certain charges against the Contract affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by  dividing  the  dollar  amount  of  such  transaction  by  the  price  of the
Accumulation  Unit of the affected  Subaccount next determined  after receipt of the  transaction.  The price of each  Subaccount is determined on each Valuation
Date as of the close of the New York Stock Exchange,  normally 3:00 p.m. Central time.  Transactions  received  after  that  time on any  Valuation  Date will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date. The price of each  Subaccount may be determined  earlier if trading on the
New York Stock Exchange is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any,  that may be  assessed by Security  Benefit for taxes  attributable  to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under  the  Contract  of  0.75%,  and (5) the  administration  charge  under the
Contract of 0.15%.

     The  minimum   mortality   and  expense   risk  charge  of  0.75%  and  the
administration  charge of 0.15% are factored into the accumulation unit value or
"price" of each Subaccount on each Valuation Date.  Security Benefit deducts any mortality  and expense risk charge  above the minimum  charge and the charge for any optional  Riders (the "Excess  Charge") on a monthly basis.  Each Subaccount declares a monthly  dividend and Security Benefit deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your  Contract  Value  allocated to the  Subaccount as of the reinvestment  date.  The  monthly  dividend  is paid  only  for the  purpose  of collecting the Excess  Charge.  Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration  charge,  your Contract
Value will be reduced in the amount of your Excess Charge upon  reinvestment  of the  Subaccount's  monthly  dividend.  Security  Benefit  reserves  the right to compute and deduct the Excess  Charge  from each  Subaccount  on each  Valuation
Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by Security  Benefit at its Home Office.  A proper written request must
include  the  written   consent  of  any  effective   assignee  or   irrevocable
Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received by Security Benefit at its Home Office,  less any outstanding  Contract
Debt, any  applicable  withdrawal  charges,  any pro rata account charge and any uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit  Enhancements  that have not yet vested.  See the discussion of vesting of Credit Enhancements under "Extra Credit," page 30.

     Security  Benefit  requires  the  signature of the Owner on any request for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another  investment.  The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national  securities exchange or savings  association.  Security Benefit further requires  that any request to transfer or exchange  all or part of the  Contract for another investment be made upon a transfer form provided by Security Benefit which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment by Security  Benefit of the amount  specified in the partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements that have not yet vested. See "Extra Credit," page 30. If a partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal Value in the Contract less than $2,000, Security Benefit reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     Security  Benefit will deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Owner's  instructions to Security Benefit. If you do not specify the allocation,
Security Benefit will deduct the withdrawal in the same proportion that Contract
Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium tax charge to reimburse Security Benefit for any tax on premiums on a  Contract  that may be  imposed by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge," page 25, and "Premium Tax Charge," page 26.

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 39. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 39.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic withdrawals while the Owner is living and before the
Annuity  Start  Date by  sending a  properly  completed  Request  for  Scheduled
Systematic Payments form to Security Benefit at its Home Office. This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a percentage  of Contract  Value  allocated to the  Subaccounts  and/or Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request  received  by  Security  Benefit at its Home  Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable  withdrawal  charge and premium tax.  Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra  Credit," page 30. Any systematic  withdrawal  that equals or exceeds the
Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the  Withdrawal  Value.  The  Contract  will automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

     Security  Benefit will effect each  systematic  withdrawal as of the end of the  Valuation  Period during which the  withdrawal is scheduled.  The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be  allocated  to your  Contract  Value in the  Subaccounts  and the  Fixed
Account,  as you have directed.  If you do not specify the allocation,  Security
Benefit  will  deduct the  systematic  withdrawal  in the same  proportion  that
Contract Value is allocated among the Subaccounts and the Fixed Account.

     Security Benefit may, at any time, discontinue, modify, suspend or charge a
fee  for  systematic   withdrawals.   You  should  consider  carefully  the  tax
consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining  age 59 1/2.  See
"Federal Tax Matters," page 39.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event,  Security  Benefit  will then deem void the  returned  Contract  and will refund to you purchase  payments  allocated to the Fixed Account (not  including any  Credit  Enhancements  if an Extra  Credit  Rider was in  effect).  Security
Benefit  will also  refund as of the  Valuation  Date on which we  receive  your
Contract  any Contract  Value  allocated  to the  Subaccounts,  plus any charges deducted from such Contract Value,  less the Contract Value  attributable to any
Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the  Free-Look  Period,  Security  Benefit will refund  purchase  payments  allocated to the  Subaccounts  rather than  Contract
Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  Security  Benefit will pay the death benefit  proceeds to the  Designated  Beneficiary  upon receipt of due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options," page 33.

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.   The sum of all purchase payments (not including any Credit  Enhancements if an Extra  Credit  Rider  was in  effect),  less any  reductions  caused  by previous withdrawals, including withdrawal charges, or

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  are  received  by  Security  Benefit  (less any  Credit
     Enhancements  applied during the 12 months prior to the date of the Owner's death).

     If any Owner was age 81 or older on the Contract  Date,  or if due proof of death and instructions regarding payment are not received by Security Benefit at its Home Office  within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     If you  purchased  one or more  of the  optional  Riders  that  provide  an enhanced death benefit, your death benefit will be determined in accordance with the terms of the  Rider.  See the  discussion  of the  Annual  Stepped  Up Death
Benefit;  Guaranteed  Growth  Death  Benefit;  Combined  Annual  Stepped  Up and
Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death
Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and
Guaranteed  Growth Death Benefit;  and Combined  Enhanced Death Benefit,  Annual
Stepped Up Death  Benefit,  and  Guaranteed  Growth  Death  Benefit.  Your death benefit  proceeds  under the  Rider  will be the death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity  Options.   See  "Federal  Tax  Matters,"  page  39  and   "Distribution
Requirements,"  below for a discussion of the tax  consequences  in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified
Plan, the terms of the particular  Qualified Plan and the Internal  Revenue Code should be reviewed with respect to limitations or restrictions on  distributions following the death of the Owner or Annuitant.  Because the rules  applicable to
Qualified  Plans are  extremely  complex,  a  competent  tax  adviser  should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within  30 days of the  Annuitant's  death.  If a new  Annuitant  is not  named,
Security  Benefit will  designate  the Owner as  Annuitant.  On the death of the
Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated  Beneficiary  pursuant to the Annuity
Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES  CHARGE -- Security  Benefit  does not deduct  sales charges  from  purchase  payments  before  allocating  them to  Contract  Value.
However,  except as set forth  below,  Security  Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract.

     Security  Benefit will waive the  withdrawal  charge on  withdrawals to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  do not  exceed the Free  Withdrawal  amount.  The Free  Withdrawal amount  is  equal in the  first  Contract  Year,  to 10% of  purchase  payments, excluding any Credit  Enhancements,  made during the year and for any subsequent
Contract  Year,  to 10% of Contract  Value as of the first day of that  Contract
Year.

     The withdrawal charge applies to the portion of any withdrawal,  consisting of purchase  payments,  that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by Security  Benefit and increases in age each year thereafter.  The withdrawal charge is calculated  according to the following schedule:

---------------------------------------------
 PURCHASE PAYMENT AGE (IN      WITHDRAWAL
          YEARS)                 CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  Security  Benefit will assess the withdrawal  charge against the  Subaccounts  and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

     Security  Benefit  pays  sales  commissions  to  broker-dealers  and  other expenses  associated  with  the  promotion  and  sales  of  the  Contracts.  The withdrawal  charge is designed to  reimburse  Security  Benefit for these costs, although it is expected that actual  expenses will be greater than the amount of the charge.  To the extent that all sales  expenses are not  recovered  from the charge,  such expenses may be recovered  from other charges,  including  amounts
derived   indirectly   from  the  charge  for   mortality   and  expense   risk.
Broker-dealers  may receive  aggregate  commissions  of up to 6.5% of  aggregate purchase  payments.  Security  Benefit also may pay override  payments,  expense
allowances,  bonuses,  wholesaler  fees  and  training  allowances.   Registered
representatives  earn  commissions from the  broker-dealers  with which they are
affiliated   and  such   arrangements   will  vary.   In  addition,   registered
representatives  may be eligible,  under programs adopted by Security Benefit to receive  non-cash  compensation  such as  expense-paid  due diligence  trips and educational  seminars.  No  compensation  will be  offered  to the  extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

MORTALITY  AND  EXPENSE  RISK CHARGE --  Security  Benefit  deducts a charge for mortality  and expense  risks  assumed by Security  Benefit  under the Contract.
Security  Benefit  deducts a daily minimum  charge equal to 0.75%,  on an annual basis,  of each  Subaccount's  average  daily net assets.  If you are subject to mortality  and expense risk charge above the minimum  charge,  Security  Benefit deducts  it from your  Contract  Value on a monthly  basis.  The  mortality  and expense risk charge amount is  determined  each month by reference to the amount of your Contract Value, as set forth in the table below.

----------------------------------------------------
CONTRACT VALUE               ANNUAL MORTALITY AND
                               EXPENSE RISK CHARGE
----------------------------------------------------
Less than $25,000                    0.90%
$25,000 or more                      0.75%
----------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality and expense risk charge is intended to compensate Security Benefit for certain  mortality and expense risks  Security  Benefit  assumes in offering and administering the Contracts and in operating the Subaccounts.

     The expense risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contracts and operating the Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

     Security  Benefit may  ultimately  realize a profit from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value,"
page 21, for more  information  about how Security Benefit deducts the mortality and expense risk charge.

ADMINISTRATION  CHARGE -- Security Benefit deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
The purpose of this charge is to  compensate  Security  Benefit for the expenses
associated   with   administration   of  the  Contracts  and  operation  of  the
Subaccounts.

ACCOUNT   ADMINISTRATION   CHARGE  --  Security   Benefit   deducts  an  account
administration   charge  of  $30.00  from   Contract   Value  at  each  Contract
Anniversary.  Security  Benefit will waive the charge if your Contract  Value is
$50,000 or more on the date the charge is to be deducted.  Security Benefit will deduct a pro rata account administration charge (1) upon a full withdrawal;  (2)
upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen;  and (3) upon  payment of a death  benefit.  This charge is not deducted during the Annuity  Period if one of the Annuity  Options 1 through 4, 7 or 8 is chosen.  The  purpose of the charge is to  compensate  Security  Benefit for the expenses associated with administration of the Contracts.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and
Security  Benefit's  status in a particular  state.  Security Benefit assesses a premium  tax  charge to  reimburse  itself for  premium  taxes that it incurs in connection  with a  Contract.  Security  Benefit  deducts  this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. Security
Benefit may deduct  premium tax upon a full or partial  withdrawal  if a premium tax has been incurred and is not refundable. Security Benefit reserves the right to deduct  premium  taxes  when due or any time  thereafter.  Premium  tax rates currently  range from 0% to 3.5%,  but are  subject to change by a  governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are  attributable  to the Separate  Account or the  Subaccounts,  or to the
operations  of  Security  Benefit  with  respect  to the  Contract,  or that are attributable to payment of premiums or acquisition costs under the Contract.  No such charge is currently  assessed.  See "Tax Status of Security Benefit and the
Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit guarantees that: (1) the charge for  mortality  and expense risks will not exceed an annual rate of 0.90% (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  Security  Benefit also guarantees that the charge for any Rider  will not  exceed  the  annual  rate in  effect  when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional Riders under the Contract.  Security  Benefit makes each Rider available only at issue,  and you may not terminate a Rider after issue,  unless otherwise stated.  Security Benefit deducts a monthly charge from Contract Value for any  Riders  elected  by the  Owner.  The amount of the charge is equal to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.75%
and the  Guaranteed  Minimum  Income  Benefit  Rider at 5% with a cost of 0.30%, because the total cost of such Riders,  1.05%,  would  exceed the maximum  Rider charge of 1.00%.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (Security
Benefit  will credit a maximum  rate of 4% for amounts  allocated to the Dreyfus
General Money Market Subaccount or the Fixed Account.)

     In crediting  interest,  Security  Benefit takes into account the timing of when each  purchase  payment and  withdrawal  occurred and accrues such interest until  the  earlier  of:  (1)  the  Annuity  Start  Date,  or (2)  the  Contract
Anniversary  following the oldest  Annuitant's 80th birthday.  In the event of a withdrawal,  the  Minimum  Income  Benefit  is  reduced  as of the  date  of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit,  less any applicable  Premium tax and pro rata account  administration  charge, to purchase a fixed Annuity within
30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options,"  page 33. The Annuity  rates for this Rider are based upon the 1983(a)  mortality table with mortality  improvement  under  projection scale G and an interest  rate of 2 1/2%.  The charge for this Rider varies based upon the interest rate selected as set forth below:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment for each Designated  Beneficiary are received by Security
     Benefit; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase  payments  received by Security  Benefit since the  applicable
     Contract Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.  In the event of a withdrawal, the Stepped Up Death
     Benefit is reduced as of the date of the  withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal  charges,  by
     Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will be as set forth in item 2 above.

     The  charge  for this  Rider is  0.20%.  See the  discussion  under  "Death
Benefit," page 24.

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment for each Designated  Beneficiary are received by Security
     Benefit; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application.  (Security Benefit will credit a maximum rate of 4% for amounts  allocated to the Dreyfus  General Money Market  Subaccount or
the Fixed Account.) In crediting  interest,  Security Benefit takes into account the timing of when each  purchase  payment  and  withdrawal  occurred.  Security
Benefit accrues such interest until the earliest of: (1) the Annuity Start Date;
(2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the  Owner's  death and  instructions  regarding  payment  are received;  or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal,  the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal  amount, including any withdrawal  charges,  by Contract Value  immediately  prior to the withdrawal.

     The  amount of the  Guaranteed  Growth  Death  Benefit  shall not exceed an
amount  equal  to  200%  of  purchase   payments   (not   including  any  Credit
Enhancements),  net of premium  tax and any  withdrawals,  including  withdrawal charges.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

     The charge for this Rider varies based upon the interest  rate  selected as set forth below:

-------------------------------------
  INTEREST RATE      RIDER CHARGE
-------------------------------------
        3%              0.10%
        5%              0.20%
        6%              0.25%
        7%              0.30%
-------------------------------------

See the discussion under "Death Benefit," page 24.

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint  Owner  prior to the  Annuity  Start  Date.  If an Owner dies prior to the
Annuity Start Date, the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment for each Designated  Beneficiary are received by Security
     Benefit;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will be as set forth in item 2 above.

     The  charge  for this  Rider is  0.25%.  See the  discussion  under  "Death
Benefit," page 24.

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any  withdrawals  and  withdrawal  charges,  plus the  Enhanced  Death
     Benefit; or

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding payment are received by Security Benefit,  plus the
     Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o    "Contract  gain"  is equal to  Contract  Value as of the date due  proof of death and  instructions  with regard to payment are received  less adjusted purchase payments.

o    "Adjusted purchase payments" are equal to all purchase payments made to the
     Contract  adjusted for withdrawals  and any applicable  premium tax. In the event of a withdrawal,  purchase payments are reduced as of the date of the withdrawal  by a  percentage  found  by  dividing  the  withdrawal  amount, including any withdrawal  charges,  by Contract Value  immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit  will be the Contract  Value on the date due proof of the Owner's  death and instructions regarding payment are received by Security Benefit.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit," page 24.

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity  Start  Date.  If the Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding payment are received by Security Benefit,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit  will be the Contract  Value on the date due proof of the Owner's  death and instructions regarding payment are received by Security Benefit.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit," page 24.

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity  Start  Date.  If the Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding payment are received by Security Benefit,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will the Contract  Value on the date due proof of the Owner's  death and instructions regarding payment are received by Security Benefit.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit," page 24.

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  If the Owner dies prior to the Annuity  Start
Date, the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding payment are received by Security Benefit,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above); or

4.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will the Contract  Value on the date due proof of the Owner's  death and instructions regarding payment are received by Security Benefit.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.40%.  See the discussion under "Death Benefit," page 24.

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by Security  Benefit.  You may purchase this
Rider only at issue. A Credit  Enhancement of 3%, 4% or 5% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

     In the  event  of a full  or  partial  withdrawal,  Security  Benefit  will recapture  all or part of any Credit  Enhancement  that has not yet  vested.  An amount equal to 1/7 of the Credit  Enhancement  will vest as of each anniversary of the Rider's date of issue and the Credit  Enhancement will be fully vested at the end of seven years from that date.  The amount to be  forfeited in the event of a withdrawal is equal to a percentage of the Credit  Enhancement that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.   The amount of the withdrawal, including any withdrawal charges, by

2.   Contract Value immediately prior to the withdrawal.

     Security Benefit will recapture Credit  Enhancements on withdrawals only to the extent  that total  withdrawals  in a Contract  Year,  including  systematic withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

     The charge for this Rider will be deducted for a period of seven years from the Contract  Date.  The charge  varies based upon the Credit  Enhancement  rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

     Security Benefit may recapture  Credit  Enhancements in the event of a full or partial  withdrawal as discussed  above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right," page 24. In the event of a  withdrawal  under the terms of the Waiver of  Withdrawal  Charge
Rider,  you will forfeit all or part of any Credit  Enhancements  applied during the 12 months  preceding such a withdrawal.  See "Waiver of Withdrawal  Charge,"
below.   Death  benefit   proceeds  may  exclude  all  or  part  of  any  Credit
Enhancements.  See "Death  Benefit,"  page 24 and the  discussions  of the death benefit riders.

     Security  Benefit  expects to make a profit  from the charge for this Rider and funds  payment of the Credit  Enhancements  through the Rider charge and the vesting  schedule.  The Extra  Credit Rider would make sense for you only if you expect your  average  annual  return (net of  expenses of the  Contract  and the
Underlying  Funds) to exceed the applicable amount set forth in the table below.
The returns below  represent the amount that must be earned EACH year during the seven-year period beginning on Contract Date to break even on the Rider. If your actual  returns are greater than this amount,  you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down market, you will be worse off than if you had not purchased the Rider.  Please note that the returns below are net of Contract and underlying Series expenses so that you would  need to earn the  amount  in the  table  plus the  amount  of  applicable expenses to break even on the Rider.

------------------------------------- --------------------
      CREDIT ENHANCEMENT RATE           RATE OF RETURN
                                       (NET OF EXPENSES)
------------------------------------- --------------------
                 3%                         -5.00%
                 4%                         -1.50%
                 5%                          0.80%
------------------------------------- --------------------

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

     The Rider  defines  confinement  to a  hospital  or  nursing  facility,  as follows:  (1) you have been  confined  to a  "hospital"  or  "qualified  skilled nursing  facility"  for at least 90  consecutive  days  prior to the date of the withdrawal;  and (2) you are so confined  when  Security  Benefit  receives  the waiver request and became so confined after the Contract Date.

     Security  Benefit defines  terminal  illness as follows:  (1) the Owner has been diagnosed by a licensed physician with a "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

     Security  Benefit defines  disability as follows:  (1) the Owner is unable,
because  of  physical  or  mental  impairment,   to  perform  the  material  and
substantial  duties of any  occupation for which the Owner is suited by means of education,  training or experience; (2) the impairment has been in existence for more than 180 days and began  before  the  Owner  attained  age 65 and after the
Contract  Date;  and (3) the  impairment  is  expected  to result in death or be long-standing and indefinite.

     Prior to making a  withdrawal  pursuant to this  Rider,  you must submit to
Security  Benefit a  properly  completed  claim  form and a written  physician's statement  acceptable to Security Benefit.  Security Benefit will also accept as proof of disability a certified Social Security finding of disability.

     Security  Benefit  reserves  the right to have a  physician  of its  choice examine the Owner to determine if the Owner is eligible for a waiver. The charge for this Rider is 0.05%.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months preceding the withdrawal.

ALTERNATIVE  WITHDRAWAL  CHARGE -- This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL    PAYMENT AGE   WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

The charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40%
if you select the 3-year  schedule.  If you purchase this Rider,  the withdrawal charge  selected  under the Rider will  apply in lieu of the  7-year  withdrawal charge schedule described under "Contingent  Deferred Sales Charge," page 25. If you have also  purchased an Extra Credit  Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal.  See "Extra
Credit," page 30.

WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 15 or more Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65.

     Security Benefit defines "totally and permanently disabled" as follows: (1)
the Owner is unable,  because of physical or mental  impairment,  to perform the material and substantial  duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment must have been in existence for more than 180 days; and (3) the impairment  must be expected to result in death or be long-standing and indefinite.

     Prior to  making  a  withdrawal  pursuant  to this  Rider  on the  basis of disability,  you must submit to Security Benefit a properly completed claim form and a written  physician's  statement  acceptable to Security Benefit.  Security
Benefit  will also accept as proof of  disability  a certified  Social  Security finding  of  disability,  and as proof  of age a  certified  birth  certificate.
Security  Benefit  reserves the right to have a physician of its choice  examine the Owner to determine if the Owner is eligible for a waiver.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.05%.

WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 10 or more Contract  Years and the Owner has made purchase  payments on a quarterly (or more frequent)  basis for at least 5 full Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65. See Security Benefit's definition of "totally and permanently disabled" as described above.

     Prior to  making  a  withdrawal  pursuant  to this  Rider  on the  basis of disability,  you must submit to Security Benefit a properly completed claim form and a written  physician's  statement  acceptable to Security Benefit.  Security
Benefit  will also accept as proof of  disability  a certified  Social  Security finding  of  disability,  and as proof  of age a  certified  birth  certificate.
Security  Benefit  reserves the right to have a physician of its choice  examine the Owner to determine if the Owner is eligible for a waiver.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.10%.

WAIVER OF WITHDRAWAL  CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
Security  Benefit may require the Owner to provide  proof of hardship,  which is satisfactory to Security Benefit.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.15%.

WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND  AGE 59 1/2 --  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Owner is age 59 1/2or older; and

o    The Owner has made  purchase  payments  on a quarterly  (or more  frequent)
     basis for at least 5 full Contract Years.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.20%.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the Annuity  Start Date.  See  "Selection  of an Option,"  page 35. If there are
Joint  Annuitants,  the  birth  date  of the  older  Annuitant  will  be used to determine the latest Annuity Start Date.

     On the Annuity Start Date,  the proceeds under the Contract will be applied to provide an Annuity under one of the options  described below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options.  Security Benefit may make other Annuity  Options  available upon request.  Annuity  payments under Annuity
Options 1 through  4, 7 and 8 are based  upon  annuity  rates that vary with the
Annuity Option  selected.  In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the  Annuitant,  except  that unisex rates are available  where  required by law. The annuity rates reflect your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, Security Benefit reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant, provided proper written notice is received by Security Benefit at its
Home  Office at least 30 days prior to the  Annuity  Start Date set forth in the
Contract.  The date  selected as the new Annuity  Start Date must be at least 30 days after the date written notice  requesting a change of Annuity Start Date is received at Security Benefit's Home Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity  Option and cannot  surrender his or her annuity  and receive a lump-sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 7, full or partial  withdrawals may be made after the
Annuity Start Date,  subject to any applicable  withdrawal  charge. The Contract specifies  annuity  tables for Annuity  Options 1 through 4, 7 and 8,  described below.  The tables  contain the  guaranteed  minimum  dollar  amount (per $1,000 applied) of the FIRST  annuity  payment for a variable  Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS--

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

     OPTION 3 -- LIFE WITH  INSTALLMENT OR UNIT REFUND OPTION.  Periodic annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR.  Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     Security  Benefit  calculates  variable  annuity  payments  under Options 1 through 4, 7 and 8 using  Annuity  Units.  The value of an Annuity Unit for each
Subaccount is determined as of each Valuation Date and was initially  $1.00. The
Annuity  Unit  value of a  Subaccount  as of any  subsequent  Valuation  Date is determined  by adjusting the Annuity Unit value on the previous  Valuation  Date for (1) the interim  performance of the  corresponding  Underlying Fund; (2) any dividends or distributions  paid by the  corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges; (4) the charges, if any, that may be assessed by the Company for taxes  attributable  to the operation of the Subaccount; and (5) the assumed interest rate.

     Security  Benefit  determines the number of Annuity Units used to calculate each variable  annuity payment as of the Annuity Start Date. As discussed above, the Contract  specifies  annuity rates for Options 1 through 4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

     On the Annuity Start Date,  Security  Benefit divides the initial  variable annuity  payment  by the  value  as of that  date of the  Annuity  Unit  for the applicable  Subaccount  to determine  the number of Annuity  Units to be used in calculating  subsequent  annuity  payments.  If variable  annuity  payments  are allocated  to more than one  Subaccount,  the  number of  Annuity  Units will be determined  by  dividing  the portion of the initial  variable  annuity  payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the
Subaccounts in the same  proportion as the Contract Value is allocated as of the
Annuity  Start  Date.  The number of  Annuity  Units will  remain  constant  for subsequent  annuity  payments,  unless the Owner  exchanges  Annuity Units among
Subaccounts or makes a withdrawal under Option 7.

     Subsequent  variable  annuity  payments are calculated by  multiplying  the number of Annuity  Units  allocated to a Subaccount  by the value of the Annuity
Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment  is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of Security  Benefit's  General  Account,  which  supports  Security
Benefit's insurance and annuity  obligations.  The General Account is subject to regulation  and  supervision  by the Kansas  Department of Insurance and is also subject to the insurance laws and  regulations of other  jurisdictions  in which the Contract is distributed.  In reliance on certain  exemptive and exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered as an investment  company under the  Investment
Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  This  disclosure,  however,  may be subject to certain  generally applicable  provisions of the federal  securities  laws relating to the accuracy and  completeness  of  statements  made in the  Prospectus.  This  Prospectus is generally  intended  to serve as a  disclosure  document  only for  aspects of a
Contract  involving the Separate Account and contains only selected  information regarding the Fixed Account.  For more information  regarding the Fixed Account, see "The Contract," page 19.

     Amounts  allocated to the Fixed Account become part of the General  Account of Security  Benefit,  which  consists of all assets  owned by Security  Benefit other than those in the Separate Account and other separate accounts of Security
Benefit.  Subject to applicable law,  Security  Benefit has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience  of the Fixed  Account.  In  addition,  Security  Benefit  may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate.  Security  Benefit will  determine  the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee Period").  Security Benefit currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee  Period, a new Guarantee Period of
the same  duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

     Contract  Value  allocated or transferred to the Fixed Account at one point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period. Security Benefit bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account," below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit," page 24.

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against the Fixed Account, and any amounts that Security Benefit pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the lesser of (i) $25 or (ii) the amount of  Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

     If purchase  payments are allocated (except purchase payments made pursuant to an Automatic  Investment Program),  or Contract Value is transferred,  to the
Fixed  Account,  any transfers  from the Fixed  Account in  connection  with the
Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such purchase payment or transfer.  You may reestablish Dollar
Cost Averaging or Asset Reallocation by submitting a written request to Security
Benefit.  However, if for any reason a Dollar Cost Averaging Option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from  the  Loan  Account.  See  "Full  and  Partial  Withdrawals,"  page  22 and
"Systematic  Withdrawals,"  page 23. In  addition,  to the same extent as Owners with  Contract  Value  in the  Subaccounts,  the  Owner  of a  Contract  used in connection  with a Qualified  Plan may obtain a loan if so  permitted  under the terms of the Qualified Plan. See "Loans," page 38.

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written  request in proper  form is  received  by  Security  Benefit at its Home
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in Security Benefit's records.  While living, the Owner alone has the right to receive all  benefits and exercise all rights that the Contract grants or  Security  Benefit  allows.  The Owner may be an entity  that is not a living person such as a trust or corporation  referred to herein as "Non-natural
Persons." See "Federal Tax Matters," page 39.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Owner prior to the Annuity Start Date.  The  Designated  Beneficiary  is the
first  person  on the  following  list  who is alive on the date of death of the
Owner:  the Owner;  the Primary  Beneficiary;  the  Secondary  Beneficiary;  the
Annuitant;  or if none of the above are alive,  the Owner's estate.  The Primary
Beneficiary  is the  individual  named as such in the  application  or any later change shown in Security Benefit's records. The Primary Beneficiary will receive the  death  benefit  of the  Contract  only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner,  careful  consideration  should be given to the manner in which the  Contract is  registered,  as well as the  designation  of the Primary
Beneficiary.  The Owner may change the Primary Beneficiary at any time while the
Contract is in force by written  request on forms  provided by Security  Benefit and  received by  Security  Benefit at its Home  Office.  The change will not be binding on  Security  Benefit  until it is  received  and  recorded  at its Home
Office.  The change will be effective as of the date this form is signed subject to any  payments  made or other  actions  taken by Security  Benefit  before the change is received and recorded. A Secondary Beneficiary may be designated.  The
Owner may  designate a permanent  Beneficiary  whose  rights  under the Contract cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS  -- The  Contract  does not share in the surplus  earnings of Security
Benefit, and no dividends will be paid.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper request is received  at Security  Benefit's  Home  Office.  However,  Security  Benefit can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the New York Stock  Exchange is closed  other than  customary weekend and holiday closings,

o    During  which  trading  on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an Annuitant or age of the
Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request  to  Security  Benefit.  A loan  must be taken and  repaid  prior to the
Annuity  Start Date.  The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all contracts  combined is generally  equal to the lesser of: (1)  $50,000  reduced by the excess  of: (a) the  highest  outstanding  loan balance within the preceding  12-month  period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract  Values or $10,000,  whichever is greater.  For loans  issued under plans that are subject to ERISA,  the maximum  amount of all loans is the lesser of: (1)  $50,000  reduced by the excess of: (a) the  highest outstanding loan balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the  outstanding  loan balance on the date  the loan is made;  or (2) 50% of the  Contract  Value.  In any  case,  the maximum  loan  balance  outstanding  at any time may not exceed 80% of  Contract
Value.  Two new loans are permitted  each Contract Year but only one loan can be outstanding at any time. The Internal  Revenue Code requires  aggregation of all loans made to an individual  employee  under a single  employer  plan.  However, since Security  Benefit has no  information  concerning  outstanding  loans with other providers,  we will only use information available under annuity contracts issued by us,  and you will be  responsible  for  determining  your loan  limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

     When an eligible  Owner takes a loan,  Contract Value in an amount equal to the loan amount is  transferred  from the  Subaccounts  and/or the Fixed Account into an account called the "Loan  Account," which is an account within the Fixed
Account.  Amounts  allocated  to the Loan  Account  earn 3%, the minimum rate of interest guaranteed under the Fixed Account.

     Interest  will be charged for the loan and will accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by Security Benefit.  Because the Contract Value maintained in the Loan  Account  (which  will  earn 3%) will  always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by
Security Benefit less 3%.

     Loans must be repaid within five years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time. All loan payments must be repaid  through  automatic bank draft.  Upon receipt of a loan payment,  Security Benefit will transfer Contract
Value  from the  Loan  Account  to the  Fixed  Account  and/or  the  Subaccounts
according to your current  instructions  with respect to purchase payments in an amount  equal to the amount by which the payment  reduces the amount of the loan outstanding.

     If you do not make any  required  loan  payment by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted by Security  Benefit.  No new loans will be allowed  while a loan is in default.  Interest will continue to accrue on a loan in default.  Contract Value equal to the  amount of the  accrued  interest  may be  transferred  to the Loan
Account.  If a loan continues to be in default,  when you attain age 59 1/2, the total  outstanding  loan  balance,  which  includes  accrued  interest,  will be deducted from your Contract Value. The Contract will terminate  automatically if the  outstanding  loan  balance  of a loan in  default  equals  or  exceeds  the
Withdrawal  Value.  Contract  Value  will be  used to  repay  the  loan  and any
applicable   withdrawal  charges.   Because  of  the  adverse  tax  consequences
associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should  consult  with a tax advisor  before  requesting  a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit  under any such Rider.  Until the loan is repaid,  Security  Benefit reserves  the  right to  restrict  any  transfer  of the  Contract  which  would otherwise qualify as a transfer permitted in the Code.

     In the event that you elect to  exchange  your  Contract  for a contract of another company,  you will need to either payoff your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans will be approved.  Prospective  Owners  should  contact  their agent  concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties," page 42.

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) separates from service,  (iii) dies, (iv) becomes disabled,  or (v)
incurs a hardship.  Furthermore,  distributions  of gains  attributable  to such contributions  accrued  after  December  31,  1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," below.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement  plans which are Qualified  Plans under the provisions of the Internal  Revenue Code  ("Code").  The ultimate  effect of federal income taxes on the amounts  held under a  Contract,  on annuity  payments,  and on the economic  benefits to the Owner,  the  Annuitant,  and the  Beneficiary or other payee  will  depend  upon the type of  retirement  plan,  if any,  for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract.  It is based upon Security  Benefit's  understanding  of the present federal income tax laws as currently interpreted by the Internal Revenue Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT--

     GENERAL.  Security Benefit intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes  incurred  by  Security  Benefit  that are  attributable  to the  Separate
Account,  the Subaccounts or to the operations of Security  Benefit with respect to the Contract or  attributable  to payments,  premiums,  or acquisition  costs under the Contract. Security Benefit will review the question of a charge to the
Separate Account, the Subaccounts or the Contract for Security Benefit's federal taxes  periodically.  Charges may become necessary if, among other reasons,  the tax treatment of Security  Benefit or of income and expenses  under the Contract is  ultimately  determined  to be other  than what  Security  Benefit  currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in
Security Benefit's tax status.

     Under  current laws,  Security  Benefit may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements  of Section  403(b) or 408 of the Code. If you are  purchasing  the
Contract as an investment  vehicle for one of these Qualified  Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan.  However,  the Contract does offer features  and  benefits  in  addition  to  providing  tax  deferral  that  other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith. For example, Security Benefit may accept beneficiary designations and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These
requirements  may  not  be  incorporated   into  Security   Benefit's   Contract
administration   procedures.   Owners,   participants  and   beneficiaries   are
responsible  for  determining  that   contributions,   distributions  and  other
transactions with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must  generally be  distributed  or begin to be  distributed  not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date").
Periodic  distributions  must not extend  beyond the life of the employee or the lives of the employee and a designated  beneficiary (or over a period  extending beyond the life  expectancy of the employee or the joint life  expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b)  contract must be  nonforfeitable.  Prior to 2002, numerous  limitations  applied to the amount of contributions that could be made to a Section 403(b) annuity contract.  These limitations were referred to as the
"maximum  exclusion  allowance."  Beginning  in  2002,  the  "maximum  exclusion allowance" limitation on Section 403(b) annuity  contributions is repealed.  The new  applicable  limit is similar to the limits on  contributions  to  qualified retirement  plans and  depends  upon,  among other  things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2;  (ii)  terminates  employment;  (iii)  dies;  (iv)  becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers" page 42.

     SECTION  408.  INDIVIDUAL  RETIREMENT  ANNUITIES.  Section  408 of the Code
permits eligible individuals to establish individual retirement programs through the  purchase of  Individual  Retirement  Annuities  ("traditional  IRAs").  The
Contract  may be  purchased as a  traditional  IRA.  The IRAs  described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------
        2002-2004               $3,000
        2005-2007               $4,000
   2008 and thereafter          $5,000
-------------------------- -----------------

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any tax year  thereafter.  However,  if the  individual  is covered  by an  employer retirement  plan, the amount of the  contribution to a traditional IRA which may be deducted will be reduced or eliminated if the individual's  modified adjusted gross income  exceeds  certain  amounts  ($54,000 for a married  couple filing a joint  return and $34,000 for a single  taxpayer in 2002,  $60,000 for a married couple filing a joint return and $40,000 for a single  taxpayer in 2003). If the individual's spouse is covered by an employer retirement plan but the individual is  not,  the  individual  may  be  able  to  deduct  those  contributions  to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted gross income on a joint return exceeds $150,000.

     Sale of the  Contract  for use  with  traditional  IRAs may be  subject  to special requirements imposed by the Internal Revenue Service.  Purchasers of the
Contract for such purposes will be provided with such supplementary  information as may be required by the Internal Revenue Service or other appropriate  agency, and will have the right to revoke the Contract under certain circumstances.  See the IRA Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 403(b) of the Code; however, the required beginning date for traditional
IRAs is  generally  the date that the  contract  owner  reaches  age 70 1/2--the contract  owner's  retirement  date, if any, will not affect his or her required beginning  date.  See "Section  403(b),"  page 41.  Distributions  from IRAs are generally  taxed under Code  Section 72.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The amount  excludable  from the individual's  income is the amount of the distribution that bears the same ratio as the  individual's  nondeductible  contributions  bears to the expected return under the IRA.

     Distributions  of  deductible,  pre-tax  contributions  and earnings from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers" on page 42.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any  portion of the  balance to the credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the  amount  received  to an  eligible retirement  plan,  then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution and certain corrective  distributions,  will not qualify as an eligible rollover  distribution.  A rollover must be made directly between plans within 60 days after receipt of the distribution.

     An  "eligible  retirement  plan" will be another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

     A Section  403(b) plan must  generally  provide a participant  receiving an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess  contribution;  (vii) that are rolled over or  transferred  in accordance with Code requirements;  or (viii) that are transferred  pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible  Qualified Plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective Owner considering  adoption of a Qualified Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING  FUND SHARES -- Security  Benefit is the legal owner of the shares of the Underlying  Funds held by the  Subaccounts.  Security Benefit will exercise  voting rights  attributable to the shares of each Underlying Fund held in the  Subaccounts at any regular and special  meetings of the  shareholders of the Underlying Fund on matters requiring  shareholder voting under the 1940 Act.
In accordance with its view of presently  applicable law,  Security Benefit will exercise its voting rights based on  instructions  received from persons  having the voting interest in corresponding  Subaccounts.  However,  if the 1940 Act or any regulations  thereunder should be amended, or if the present  interpretation thereof should change,  and as a result Security  Benefit  determines that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting instructions may be given to Security Benefit is determined by dividing your Contract Value in the corresponding Subaccount on a particular  date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC,  Security Benefit reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions are received will be voted by Security Benefit in the same  proportion  as the voting  instructions  that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer  be  available  for  investment,  or if  Security  Benefit  management believes  further  investment  in shares of any or all of the  Underlying  Funds should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may substitute shares of another  Underlying Fund or of a different fund for  shares  already  purchased,  or to be  purchased  in the  future  under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  of  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     Security   Benefit  also   reserves  the  right  to  establish   additional
Subaccounts of the Separate  Account that would invest in a new Underlying  Fund or in shares of another investment  company, a series thereof, or other suitable investment  vehicle.  Security Benefit may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing  Owners.  Security  Benefit may also  eliminate  or combine one or more
Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance with applicable  law,  Security  Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution or change,  Security Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right,  without  the  consent of Owners,  to suspend  sales of the  Contract  as presently  offered and to make any change to the  provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to requirements for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. Security Benefit will also send  confirmations  upon purchase  payments,  transfers,  loans, loan repayments,  and full and  partial  withdrawals.  Security  Benefit  may confirm certain  transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive annual and semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at
Security Benefit's Home Office.  Security Benefit has established  procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  Security  Benefit's  procedures  require that any person  requesting  a transfer by telephone  provide the account  number and the
Owner's tax  identification  number and such  instructions must be received on a recorded  line.  Security  Benefit  reserves  the  right to deny  any  telephone transfer  request.  If all  telephone  lines are busy (which  might  occur,  for example, during periods of substantial market fluctuations), you may not be able to request transfers by telephone and would have to submit written requests.

     By  authorizing  telephone  transfers,  you authorize  Security  Benefit to accept  and act  upon  telephonic  instructions  for  transfers  involving  your
Contract.  You agree that neither Security Benefit,  any of its affiliates,  nor any  Underlying  Fund,  will be liable for any loss,  damages,  cost, or expense
(including attorneys' fees) arising out of any telephone requests; provided that
Security  Benefit effects such request in accordance  with its procedures.  As a result of this policy on telephone  requests,  you bear the risk of loss arising from the telephone transfer privilege. Security Benefit may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contract described in this Prospectus, Security Benefit's authority to issue the
Contract  under Kansas law, and the validity of the forms of the Contract  under
Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining  Subaccounts,  and the total return of all  Subaccounts  may appear in advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical  investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e.,  assuming that the 7-day  yield would be  received  for 52 weeks,  stated in terms of an annual percentage  return on the  investment).  "Effective  yield" for the Money Market
Subaccount is calculated  in a manner  similar to that used to calculate  yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although  the  Contract was not  available  for  purchase  until July 2001, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard amp; Poor's 500 Stock  Index  ("Samp;P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries  at December 31, 2001 and 2000
and for each of the three years in the period ended  December 31, 2001,  and the financial  statements of SBL Variable Annuity Account XIV (NEA  Valuebuilder) of
Security Benefit Life Insurance  Company at December 31, 2001 and for the period
July 2,  2001  (inception  date) to  December  31,  2001,  are  included  in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The Table of Contents of the Statement of Additional  Information
is set forth below:

TABLE OF CONTENTS--
                                                    Page

GENERAL INFORMATION AND HISTORY.....................   3
   Safekeeping of Assets............................   3
DISTRIBUTION OF THE CONTRACT........................   3
METHOD OF DEDUCTING THE EXCESS CHARGE...............   3
LIMITS ON PURCHASE PAYMENTS PAID UNDER

OBJECTIVES AND STRATEGIES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
  There is no guarantee  that the  investment  objectives  and strategies of any
  Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  PROSPECTUSES.  PROSPECTUSES FOR THE UNDERLYING FUNDS
SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED
BY CALLING 1-800-NEA-VALU.

AIM GROWTH SERIES -- AIM Growth Series is organized as a Delaware business trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end  series  management  investment  company  consisting  of four  separate series.

     AIM BASIC  VALUE FUND  (CLASS A).  AIM Basic  Value Fund (the  "Fund") is a
separate series of the AIM Growth Series.  A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund seeks to meet this  objective by investing,  normally,  at least 65% of its  total  assets  in  equity  securities  of U.S.  issuers  that  have  market capitalizations  of greater  than $500 million and that the  portfolio  managers believe to be  undervalued  in  relation  to  long-term  earning  power or other factors.  The Fund may also  invest  up to 35% of its  total  assets  in  equity securities of U.S.  issuers that have market  capitalizations  of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by
U.S. issuers.  The Fund may also invest up to 25% of its total assets in foreign securities.

     AIM MID CAP EQUITY FUND (CLASS A). AIM Mid Cap Equity Fund (the  "Fund") is
a separate  series of AIM Growth  Series.  A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.  Effective  July 1, 2002, the name of the Fund shall change to "AIM Mid Cap Core Equity Fund."

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund seeks to meet this  objective by investing,  normally,  at least 65% of its assets in equity securities of U.S. issuers that have market capitalizations within the range of market  capitalizations of companies included in the Russell
Midcap(TM)  Index.  The Fund may invest up to 35% of its total  assets in equity securities of other U.S. issuers or in investment-grade  debt securities of U.S.
issuers.  The Fund may also  invest  up to 25% of its total  assets  in  foreign securities.

     In selecting  investments,  the portfolio  managers seek to identify  those companies that are, in their view,  undervalued relative to current or projected earnings, or the current market value of assets owned by the company.

     Effective July 1, 2002, the Fund will seek to meet its investment objective by investing,  normally,  at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities,  including convertible
securities,   of  mid-cap  companies.  In  complying  with  the  80%  investment requirement, the Fund's investments may include synthetic instruments. Synthetic instruments are investments  that have economic  characteristics  similar to the
Fund's  direct  investments,   and  may  include  warrants,   futures,  options,
exchange-traded  funds and ADRs.  The Fund  considers  a company to be a mid-cap company if it has a market capitalization,  at the time of purchase,  within the range of market  capitalizations of companies,  included in the Russell MidcapTM
Index. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000(R) Index with the lowest market capitalization. These companies are considered  representative of medium-sized companies. The Fund may invest up to 20% of its net  assets in equity  securities  of  companies  in other  market capitalization ranges or in investment-grade debt securities.

     AIM SMALL CAP GROWTH FUND (CLASS A). AIM Small Cap Growth Fund (the "Fund")
is a separate series of AIM Growth Series. A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund seeks to meet this  objective by investing,  normally,  at least 65% of its  total  assets  in  equity  securities  of U.S.  issuers  that  have  market capitalizations  less than that of the largest  company in the  Russell  2000(R)
Index.  The  Fund  may also  invest  up to 35% of its  total  assets  in  equity securities of U.S. issuers that have market capitalizations greater than that of the  largest  company in the  Russell  2000(R)  Index,  and in  investment-grade non-convertible  debt securities,  U.S.  government  securities and high-quality money market instruments,  all of which are issued by U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities.

     In selecting  investments,  the portfolio  managers seek to identify  those companies that have strong earnings  momentum or demonstrate other potential for growth of capital.

     Effective July 1, 2002, the Fund will seek to meet its investment objective by  investing,  normally at least 80% of its net assets,  plus the amount of any borrowings for investment purposes,  in small-cap  companies.  In complying with the 80%  investment  requirement,  the Fund will invest  primarily in marketable equity securities,  including  convertible  securities,  but its investments may include other securities,  such as synthetic instruments.  Synthetic instruments are investments that have economic  characteristics similar to the Fund's direct investments,  and may include warrants, futures, options,  exchange-traded funds and ADRs.  The Fund  considers a company to be a  small-cap  company if it has a market  capitalization,  at the time of  purchase,  within  the  range of market capitalizations of companies, included in the Russell 2000(R) Index. The Russell
2000  Index is a  widely  recognized,  unmanaged  index of  common  stocks  that measures the performance of the 2,000 smallest  companies in the Russell 3000(R)
Index,  which measures the performance of the 3,000 largest U.S. companies based on total  market  capitalization.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations,  at the time of purchase,  outside of the range of market  capitalizations  of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt
securities,   U.S.   government   securities  and   high-quality   money  market
instruments.

AIM EQUITY FUNDS -- AIM Equity Funds is organized as a Delaware  business  trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end series management  investment  company  consisting of thirteen separate series.

     AIM BLUE CHIP FUND (CLASS A). AIM Blue Chip Fund (the "Fund") is a separate series of AIM Equity Funds. A I M Advisors,  Inc., located at 11 Greenway Plaza,
Suite 100, Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVES AND STRATEGIES:  To seek long-term growth of capital with a  secondary  objective  of  current  income.  The  Fund  seeks to meet its objectives by investing at least 65% of its total assets in the common stocks of blue chip companies.  Blue chip companies are those companies that the portfolio managers  believe have the  potential for  above-average  growth in earnings and that are well-established in the respective  industries.  The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.  When the portfolio managers believe securities other than common stocks offer the  opportunity  for  long-term  growth of capital and current  income,  the Fund may invest in United  States  government  securities, convertible  securities  and  high-quality  debt  securities.  The Fund may also invest  up to 25% of its total  assets in  foreign  securities.  Any  percentage limitations  with  respect  to  assets  of the Fund are  applied  at the time of purchase.

     Effective  July  1,  2002,  the  Fund  will  seek to  meet  its  investment objectives  by  investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in blue chip  companies.  In complying with the 80% investment requirement,  the Fund may invest primarily in
marketable  equity  securities,   including  convertible  securities,   but  its
investments  may  include  other  securities,  such  as  synthetic  instruments.
Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments,  which may include warrants, futures, options, exchange-traded  funds and ADRs.  The Fund  considers a blue chip  company to be large and medium sized companies (i.e.,  companies which fall in the largest 85%
of market  capitalization  of  publicly  traded  companies  listed in the United
States)  with  leading   market   positions  and  which  possess  the  following
characteristics:

o    Market  Characteristics  - Companies that occupy (or in AIM's judgment have the potential to occupy)  leading market  positions that are expected to be maintained or enhanced over time. Strong market positions,  particularly in growing  industries,  can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified  within an industry as those  companies  that have (i)  superior growth prospects  compared with other companies in the same industry;  (ii)
     possession  of  proprietary  technology  with the  potential to bring about major  changes  within an industry;  and/or (iii)  leading  sales within an industry, or the potential to become a market leader.

o    Financial  Characteristics  -  Companies  that  possess at least one of the following  attributes:  (i) faster earnings growth than its competitors and the  market  in  general;  (ii)  higher  profit  margins  relative  to  its competitors;  (iii) strong cash flow  relative to its  competitors;  and/or
     (iv) a balance sheet with  relatively  low debt and a high return on equity relative to its competitors.

The portfolio managers consider whether to sell a particular  security when they believe the issuer of the  security no longer is a market  leader,  and/or it no longer has the  characteristics  described  above.  When the portfolio  managers believe securities other than marketable equity securities offer the opportunity for  long-term  growth of capital  and  current  income,  the Fund may invest in
United States governmental securities and high-quality debt securities. The Fund may also  invest  up to 25% of its  total  assets  in  foreign  securities.  Any percentage  limitations  with  respect to assets of the Fund are  applied at the time of purchase.

AMERICAN  CENTURY  INVESTMENTS,  INC.-- American  Century  Investments,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

     AMERICAN CENTURY  HERITAGE FUND (ADVISOR CLASS).  American Century Heritage
Fund (the  "Fund") is a separate  Fund of  American  Century  Investments,  Inc.
American  Century  Investment  Management,  Inc.,  located at 4500 Main  Street,
Kansas City, Missouri, 64111, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. The
Fund generally  invests in common stocks of companies that are  medium-sized and smaller at the time of purchase, although it may purchase companies of any size.
The Fund  managers  look for stocks of companies  they believe will  increase in value  over time,  using a growth  investment  strategy  developed  by  American
Century  Investment  Management,  Inc.  This strategy  looks for companies  with earnings and revenues that are growing at a successively  faster or accelerating pace. The Fund will usually  purchase  common stocks,  but it can purchase other types of  securities  as well,  such as domestic and foreign  preferred  stocks, convertible debt securities,  equity-equivalent securities,  non-leveraged stock index futures contracts and options, notes, bonds and other debt securities. The
Fund  generally  limits its  purchase  of debt  securities  to  investment-grade obligations,  except for convertible debt  securities,  which may be rated below investment grade.

     Although  most of the Fund's  assets will be  invested  in U.S.  companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign
companies.   Foreign   investing   involves  special  risks  such  as  political
instability and currency fluctuation.

     AMERICAN CENTURY SELECT FUND (ADVISOR CLASS).  American Century Select Fund
(the "Fund") is a separate Fund of American Century  Investments,  Inc. American
Century Investment  Management,  Inc., located at 4500 Main Street, Kansas City,
Missouri, 64111, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. The
Fund  generally  invests in common stocks of larger  companies,  although it may purchase  companies of any size.  The Fund managers look for stocks of companies they  believe  will  increase  in value  over  time,  using a growth  investment strategy developed by American Century Investment Management, Inc. This strategy
looks  for  companies   with  earnings  and  revenues  that  are  growing  at  a
successively  faster or accelerating pace. The Fund will usually purchase common stocks,  but it can purchase other types of securities as well, such as domestic and foreign  preferred  stocks,  convertible debt securities,  equity-equivalent securities,  non-leveraged  stock index futures  contracts  and options,  notes, bonds and other debt securities.  The Fund generally limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

     Although  most of the Fund's  assets will be  invested  in U.S.  companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign
companies.   Foreign   investing   involves  special  risks  such  as  political
instability and currency fluctuation.

     AMERICAN  CENTURY  EQUITY INCOME FUND  (ADVISOR  CLASS).  American  Century
Equity  Income  Fund  (the  "Fund")  is a  separate  Fund  of  American  Century
Investments,  Inc. American Century Investment Management, Inc., located at 4500
Main Street,  Kansas City, Missouri,  64111, serves as investment adviser of the
Fund.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek to provide  current income.
Capital appreciation is a secondary objective. The Fund managers look for stocks with favorable dividend-paying history that have prospects for dividend payments to continue or increase. The Fund, under normal market circumstances, intends to keep at least 85% of its assets  invested  in  income-paying  securities  and at least 65% of its assets in U.S. equity securities. The Fund may invest a portion of its assets in  convertible  debt  securities,  equity-equivalent  securities,
foreign   securities,   debt  securities  of  companies,   debt  obligations  of
governments and their agencies,  non-leveraged stock index futures contracts and other similar securities.

     AMERICAN  CENTURY  INTERNATIONAL  GROWTH  FUND  (ADVISOR  CLASS).  American
Century  International  Growth Fund (the "Fund") is a separate  Fund of American
Century Investments,  Inc. American Century Investment Management, Inc., located at 4500 Main Street, Kansas City, Missouri,  64111, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund managers  use  a  growth  investment  strategy  developed  by  American  Century
Investment  Management,  Inc. to invest in stocks of foreign companies that they believe  will  increase  in value over time.  This  strategy  looks for  foreign companies with earnings and revenue  growth.  The Fund's assets will be invested primarily in equity  securities of companies located in at least three developed countries (excluding the United States). The Fund may also purchase domestic and
foreign  preferred  stocks,   convertible  debt  securities,   equity-equivalent
securities,  forward  currency  exchange  contracts,  non-leveraged  futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign  governments and their agencies.  Foreign investing involves special risks such as political instability and currency fluctuations.

ARIEL MUTUAL FUNDS -- Ariel  Mutual Funds are series of Ariel  Investment  Trust which is registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

     ARIEL  FUND.  Ariel Fund (the  "Fund") is a separate  Fund of Ariel  Mutual
Funds. Ariel Capital Management, Inc., located at 200 East Randolph Drive, Suite
2900, Chicago, Illinois, 60601, serves as investment adviser of the Fund.

     INVESTMENT   OBJECTIVE   AND   STRATEGIES:   To  seek   long-term   capital
appreciation.  To pursue this goal, the Fund invests  primarily in the stocks of small  companies  with a market  capitalization  under $2 billion at the time of investment.  The Fund  seeks  to  invest  in sound  companies  that  many  other institutional  investors have  misunderstood  or ignored.  These companies share three  attributes  that the Fund's  adviser  believes  should  result in capital appreciation  over time:  (1) a product or service whose strong brand  franchise and loyal customer base pose formidable barriers to potential  competition;  (2)
capable,  dedicated  management;  (3) a solid  balance sheet with high levels of cash flow and a low burden of debt. The Fund's adviser holds  investments  for a relatively long period of time--typically three to five years.

     ARIEL  PREMIER BOND FUND  (INVESTOR  CLASS).  Ariel Premier Bond Fund ("the
Fund") is a separate Fund of Ariel Mutual Funds. Ariel Capital Management, Inc.,
located at 200 East Randolph Drive, Suite 2900, Chicago, Illinois, 60601, serves as  investment  adviser  of the Fund and  Lincoln  Capital  Management  Company,
located at 200 South Wacker Drive, Suite 2100, Chicago,  Illinois,  60606 serves as investment sub-adviser of the Fund.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To maximize  total return through a combination of income and capital appreciation.  Under normal market conditions, the Fund  invests  at least  80% of its net  assets  (calculated  at the time of investment)  in high quality  fixed-income  securities  for which a ready market exists. If the securities are private sector issues--corporate bonds, commercial paper or bonds  secured by assets  such as home  mortgages--generally  they must have earned an "A" rating or better  from a  nationally  recognized  statistical rating  organization,  such as Moody's Investors  Service,  Standard amp; Poor's or
Fitch IBCA Duff amp; Phelps.  The Fund's adviser also considers all bonds issued by the U.S. government and its agencies to be high quality.

CALAMOS  INVESTMENT  TRUST -- Calamos  Investment  Trust is registered under the
Investment  Company Act of 1940, as amended,  as a series management  investment company.

     CALAMOS  GROWTH  FUND  (CLASS A).  Calamos  Growth  Fund (the  "Fund") is a
separate series of Calamos Investment Trust.  Calamos(R)Asset Management,  Inc.,
located at 1111 E. Warrenville Road, Naperville, Illinois, 60563-1493, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. In pursuing  the  objective  of the Fund,  Calamos  Asset  Management,  Inc.  seeks securities  that,  in its  opinion,  are  undervalued  and  offer  above-average potential for earnings growth coupled with financial strength and stability. The
Fund's portfolio may include securities of well-established companies with large market  capitalizations as well as small,  unseasoned companies.  Although it is anticipated that the Fund will invest primarily in equity  securities,  the Fund may invest in convertible  securities,  preferred stocks and obligations such as bonds,  debentures  and notes that, in the opinion of Calamos Asset  Management,
Inc.,  present  opportunities for capital  appreciation.  The Fund may engage in active and frequent trading of portfolio securities.

     CALAMOS  CONVERTIBLE GROWTH AND INCOME FUND (CLASS A). Calamos  Convertible
Growth and Income Fund (the "Fund") is a separate  series of Calamos  Investment
Trust.  Calamos(R)Asset  Management,  Inc., located at 1111 E. Warrenville Road,
Naperville, Illinois, 60563-1493, serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek high long-term total return through growth and current income.  The Fund invests  primarily in a diversified portfolio  of  convertible,  equity  and  fixed-income  securities,  with  equal emphasis on capital appreciation and current income.

     Under normal market conditions,  the Fund invests at least 65% of its total assets  in  convertible  securities,  which  may be either  debt  securities  or preferred  stocks that can be exchanged  for common  stock.  The average term to maturity of the  convertible  securities  purchased  by the Fund will  typically range from five to ten years. In addition,  a significant  portion of the Fund's convertible  securities  investments  are comprised of securities  that have not been  registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A securities).

     The Fund's assets not invested in  convertible  securities  are invested in common stocks that provide opportunities for long-term capital appreciation,  or in other  securities as described in the Fund's  prospectus.  The Fund generally invests in smaller and medium-sized  companies,  the securities of which tend to be more  volatile and less liquid than the  securities of larger  companies.  In addition,  the  Fund  may  invest  without  limit  in  high  yield  fixed-income securities (often referred to as "junk bonds").

THE DREYFUS CORPORATION--

     DREYFUS  APPRECIATION  FUND,  INC.  Dreyfus  Appreciation  Fund,  Inc. (the
"Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek  long-term  capital  growth consistent  with the  preservation  of capital.  Its  secondary  goal is current income.  To pursue these goals,  the Fund generally  invests at least 80% of its net assets in the common stock of U.S. and foreign  companies.  The Fund focuses on "blue-chip" companies with total market values of more than $5 billion. These established  companies have  demonstrated  sustained  patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

     In choosing stocks,  the Fund looks for growth companies.  The Fund is also alert to companies which it considers  undervalued in terms of earnings,  assets or growth prospects.  The Fund generally maintains relatively large positions in the securities it purchases.

     The Fund employs a "buy-and-hold"  investment  strategy,  and seeks to keep annual portfolio turnover below 15%. As a result, the Fund invests for long-term growth rather than short-term profits.

DREYFUS GROWTH AND VALUE FUNDS,  INC.-- Dreyfus Growth and Value Funds,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company, consisting of nine series.

     DREYFUS PREMIER  STRATEGIC VALUE FUND (CLASS A). Dreyfus Premier  Strategic
Value Fund (the "Fund") is a separate  series of Dreyfus Growth and Value Funds,
Inc. The Dreyfus  Corporation,  located at 200 Park Avenue,  New York, New York,
10166, serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  appreciation.  To pursue this goal, the Fund primarily invests in the stocks of value companies of any size. The Fund's stock  investments  may include  common  stocks,  preferred stocks and convertible  securities,  including those purchased in initial public offerings. The Fund's portfolio manager identifies potential investments through extensive  quantitative  and  fundamental  research.  The  Fund  will  focus  on individual  stock  selection (a  "bottom-up"  approach),  emphasizing  three key factors:

o    value,  or how a stock is valued  relative to its intrinsic  worth based on traditional value measures

o    business  health,  or overall  efficiency and  profitability as measured by return on assets and return on equity

o    business  momentum,  or the  presence  of a catalyst  (such as a  corporate restructuring,  change in management or spin-off) that will trigger a price increase near term to midterm

     At  times,  the Fund  may  engage  in  short-selling,  hedging  techniques, overweighting industry and security positions, and investing in small companies, high-yield debt securities and private placements.

     The Fund  typically  sells a stock when it is no longer  considered a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows  deteriorating  fundamentals or falls short of the manager's expectations.

     DREYFUS  MIDCAP  VALUE FUND.  Dreyfus  Midcap  Value Fund (the "Fund") is a
separate series of Dreyfus Growth and Value Funds, Inc. The Dreyfus Corporation,
located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  The  Fund  seeks  to  surpass  the performance of the Russell  Midcap Value Index.  To pursue this goal, it invests at least 80% of its assets in the stocks of midcap  companies.  Midcap companies currently include those with market  capitalizations  between $1 billion and $25 billion  at the  time of  purchase.  Because  the Fund  may  continue  to hold a security whose market  capitalization grows, a substantial portion of the Fund's holdings can have market  capitalizations  in excess of $25 billion at any given time. The Fund's stock  investments may include common stocks,  preferred stocks and  convertible  securities of both U.S. and foreign  issuers,  including those purchased in initial public offerings.

     The Fund's  portfolio  manager  identifies  potential  investments  through extensive  quantitative  and  fundamental  research.  The  Fund  will  focus  on individual  stock  selection (a  "bottom-up"  approach),  emphasizing  three key factors:

o    value,  or how a stock is valued  relative to its intrinsic  worth based on traditional value measures

o    business  health,  or overall  efficiency and  profitability as measured by return on assets and return on equity

o    business  momentum,  or the  presence  of a catalyst  (such as a  corporate restructuring,  change in management or spin-off) that will trigger a price increase near term to midterm

     The Fund  typically  sells a stock when it is no longer  considered a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows deteriorating  fundamentals or declining momentum,  or falls short of the portfolio manager's expectations.

     GENERAL MONEY MARKET FUND (CLASS B). General Money Market Fund (the "Fund")
is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek as high a level of current income as is consistent with the  preservation of capital.  To pursue this goal, the Fund invests in a  diversified  portfolio of high quality,  short-term  debt securities, including the following:

o    securities  issued or guaranteed by the U.S.  government or its agencies or instrumentalities

o    certificates  of deposit,  time deposits,  bankers'  acceptances  and other short-term  securities  issued  by  domestic  or  foreign  banks  or  their subsidiaries or branches

o    repurchase agreements

o    asset-backed securities

o    domestic  and  dollar-denominated   foreign  commercial  paper,  and  other
     short-term corporate obligations, including those with floating or variable rates of interest

o    dollar-denominated  obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

     Normally,  the Fund  invests at least 25% of its net assets in  domestic or dollar-denominated foreign bank obligations.

FIDELITY  ADVISOR SERIES I -- Fidelity  Advisor Series I is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

     FIDELITY(R)  ADVISOR VALUE  STRATEGIES FUND (CLASS T). The Fidelity Advisor
Value  Strategies  Fund (the  "Fund') is a separate  series of Fidelity  Advisor
Series I.  Fidelity  Management  amp; Research  Company,  located at 82  Devonshire
Street, Boston, Massachusetts, 02109, serves as the Fund's investment adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation. The Fund normally  invests its assets  primarily  in common  stocks.  The Fund invests in securities of companies that Fidelity Management amp; Research Company believes are undervalued  in the  marketplace  in  relation  to factors  such as the  assets, earnings,  or growth potential.  (The stocks of these companies are often called
"value"  stocks.)  The Fund  focuses  on  investments  in  securities  issued by medium-sized companies,  but may also make substantial investments in securities issued by larger or  smaller  companies.  The Fund may  invest in  domestic  and foreign  issuers.  In buying  and  selling  securities  for the  Fund,  Fidelity
Management amp; Research Company relies on fundamental  analysis of each issuer and its  potential  for success in light of its  current  financial  condition,  its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

     FIDELITY(R)  ADVISOR  DIVIDEND  GROWTH  FUND  (CLASS T).  Fidelity  Advisor
Dividend  Growth  Fund (the  "Fund") is a separate  series of  Fidelity  Advisor
Series I.  Fidelity  Management  amp; Research  Company,  located at 82  Devonshire
Street, Boston, Massachusetts, 02109, serves as the Fund's investment adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation. The Fund normally invests primarily in common stocks.  The Fund normally invests at least
80% of its total assets in companies that Fidelity Management amp; Research Company believes  have the  potential  for dividend  growth by either  increasing  their dividends or  commencing  dividends,  if none are currently  paid.  The Fund may invest in domestic and foreign issuers.  Fidelity  Management amp; Research Company uses  fundamental  analysis of each  issuer's  financial  condition and industry position and market and economic conditions to select investments for the Fund.

     FIDELITY(R)  ADVISOR MID CAP FUND (CLASS T). Fidelity  Advisor Mid Cap Fund
(the  "Fund")  is a  separate  series of  Fidelity  Advisor  Series I.  Fidelity
Management  amp;  Research  Company,  located  at  82  Devonshire  Street,  Boston,
Massachusetts, 02109, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Investment Manager, Fidelity Management amp; Research Company, normally invests at least 80% of the Fund's total assets in securities  of companies  with medium market capitalization.  The Investment Manager may also invest the Fund's assets in companies with smaller or larger market capitalizations.

     The  Investment  Manager  may  invest the Fund's  assets in  securities  of foreign issuers in addition to securities of domestic issuers.

     The Investment  Manager is not  constrained  by any  particular  investment style. At any given time, the Investment Manager may tend to buy "growth" stocks or "value"  stocks,  or a  combination  of both  types.  In buying  and  selling securities for the Fund, the Investment  Manager relies on fundamental  analysis of each issuer and its potential  for success in light of its current  financial condition,  its industry position,  and economic and market conditions.  Factors considered include growth potential, earnings estimates, and management.

     The   Investment   Manager   may  also  lend  the  Fund's   securities   to
broker-dealers or other institutions to earn income for the Fund.

     The  Investment  Manager  may use  various  techniques,  such as buying and selling  futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing  security prices or other factors that affect security  values.  If the
Investment  Manager's  strategies  do not  work as  intended,  the  Fund may not achieve its objective.

     FIDELITY(R)  ADVISOR  INTERNATIONAL  CAPITAL  APPRECIATION  FUND (CLASS T).
Fidelity Advisor  International Capital Appreciation Fund (the "Fund") is a fund of Fidelity  Advisor Series VIII and is authorized to issue an unlimited  number of shares.  Fidelity  Advisor  Series VIII is  registered  under the  Investment
Company Act of 1940, as amended,  as an open-end  management  investment company organized as a  Massachusetts  business  trust.  Fidelity  Management amp; Research
Company, located at 82 Devonshire Street, Boston,  Massachusetts,  02109, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Investment Manager, Fidelity Management amp; Research Company, normally invests primarily in non-U.S.  securities,  including  securities of issuers  located in emerging  markets.  The Investment  Manager  normally  invests the fund's assets primarily in common stocks.

     The   Investment   Manager   may  also  lend  the  Fund's   securities   to
broker-dealers or other institutions to earn income for the Fund.

     The  Investment  Manager  may use  various  techniques,  such as buying and selling  futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing  security prices or other factors that affect security  values.  If the
Investment  Manager's  strategies  do not  work as  intended,  the  Fund may not achieve its objective.

INVESCO STOCK FUNDS,  INC.-- INVESCO Stock Funds,  Inc. is registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of seven series, one of which is represented herein.

     INVESCO  DYNAMICS FUND (CLASS K).  INVESCO  Dynamics Fund (the "Fund") is a
separate series of INVESCO Stock Funds, Inc. INVESCO Funds Group,  Inc., located at 7800 East Union Avenue, Denver, Colorado, serves as the investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek growth of capital.  The Fund pursues its  objective  by  investing  primarily  in common  stocks of mid-sized companies--those with market capitalizations  between $2 billion and $15 billion at the time of  purchase--but  also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds.

     The core of the Fund's  portfolio is invested in securities of  established companies that are leaders in attractive growth markets with a history of strong returns.  The  remainder of the portfolio is invested in securities of companies that show accelerating growth,  driven by product cycles,  favorable industry or sector  conditions  and other  factors that INVESCO  believes will lead to rapid sales or earnings growth.

     The Fund's  strategy relies on many short-term  factors  including  current information about a company,  investor interest,  price movements of a company's securities and general market and monetary conditions.  Consequently, the Fund's investments are usually bought and sold relatively frequently.

     While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller  companies.  The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

INVESCO SECTOR FUNDS,  INC.-- INVESCO Sector Funds, Inc. is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of nine series, one of which is represented herein.

     INVESCO  TECHNOLOGY FUND (CLASS K). INVESCO Technology Fund (the "Fund") is
a separate  series of INVESCO  Sector Funds,  Inc.  INVESCO  Funds Group,  Inc.,
located  at 7800 East  Union  Avenue,  Denver,  Colorado,  serves as the  Fund's investment adviser.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek growth of capital.  The Fund
invests   primarily  in  the  equity   securities   of   companies   engaged  in
technology-related  industries.  These include,  but are not limited to, applied technology, bio-technology, communications, computers, electronics, Internet, IT services and consulting,  software,  telecommunications  equipment and services, office and factory  automation,  networking,  robotics and video.  Many of these products  and services  are subject to rapid  obsolescence,  which may lower the market value of the securities of the companies in this sector.

     A core  portion of the  Fund's  portfolio  is  invested  in  market-leading technology companies that INVESCO, the Fund's adviser, believes will maintain or improve their market share  regardless  of overall  economic  conditions.  These companies are usually large,  established  firms that are leaders in their field and have a strategic advantage over many of their competitors.  The remainder of the Fund's  portfolio  consists  of  faster-growing,  more  volatile  technology companies  that INVESCO  believes to be emerging  leaders in their  fields.  The market prices of these  companies  tend to rise and fall more rapidly than those of larger, more established companies.

PIMCO FUNDS -- PIMCO Funds is  registered  under the  Investment  Company Act of
1940, as amended, as an open-end management investment company.

     PIMCO HIGH YIELD FUND  (CLASS A).  PIMCO High Yield Fund (the  "Fund") is a
separate  series of the  PIMCO  Funds:  Pacific  Investment  Management  Series.
Pacific Investment  Management Company LLC, located at 840 Newport Center Drive,
Suite 300, Newport Beach,  California,  92660,  serves as the Fund's  investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:   To  seek  maximum  total  return,
consistent with preservation of capital and prudent  investment  management.  To pursue this goal,  the Fund invests under normal  circumstances  at least 65% of its assets in a diversified  portfolio of high yield  securities  ("junk bonds")
rated  below  investment  grade but rated at least B by  Moody's  or  Standard amp;
Poor's,  or, if unrated,  determined  by the Fund's  adviser to be of comparable quality.  The remainder of the Fund's assets may be invested in investment grade fixed  income  instruments.  The  Fund may  invest  up to 15% of its  assets  in
euro-denominated   securities   and   may   invest   without   limit   in   U.S.
dollar-denominated  securities. The Fund will normally hedge at least 75% of its exposure to the euro to reduce the risk of loss due to  fluctuations in currency exchange  rates.  The Fund may  invest  up to 15% of its  assets  in  derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed  securities.  The Fund may lend its portfolio  securities to earn income and may, without limitation,  seek to obtain market  exposure to the  securities  in which it primarily  invests by entering  into a series  of  purchase  and  sale  contracts  or by  using  other investment techniques (such as buy backs or dollar rolls).

SECURITY INCOME FUND -- Security Income Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of three series, two of which are represented herein.

     SECURITY CAPITAL PRESERVATION FUND (CLASS A). Security Capital Preservation
Fund (the "Fund") is a separate series of Security Income Fund. The Fund invests all of its  assets  in a master  portfolio  (the  "Portfolio").  Deutsche  Asset
Management,   Inc.,  280  Park  Avenue,  New  York,  New York  10017  serves  as investment adviser of the Portfolio.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek a high level of current income while  seeking to  maintain  a stable  value per share.  The Fund,  through  the
Portfolio,  seeks to achieve its goal by investing in fixed income securities of varying maturities,  money market instruments and futures and options (including futures  and  options  traded on  foreign  exchanges,  such as bonds and  equity indices of foreign  countries).  The Fund  attempts to  maintain a stable  share value by entering into  contracts,  called  Wrapper  Agreements,  with financial institutions, such as insurance companies or banks.

     SECURITY  DIVERSIFIED  INCOME FUND (CLASS A). Security  Diversified  Income
Fund (the  "Fund")  is a  separate  series of  Security  Income  Fund.  Security
Management Company,  LLC, One Security Benefit Place, Topeka,  Kansas, serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek a high  level of  interest income with security of principal. The Fund pursues its objective,  under normal circumstances,  by investing primarily in a diversified  portfolio of investment grade debt securities.  The Fund expects to maintain a weighted average duration of four to ten  years.  The debt  securities  in which  the  Fund  invests  will primarily  be  domestic  securities,  but may also  include  dollar  denominated foreign  securities.  Some of the asset  classes in which the Fund  invests  may include  investment grade corporate debt securities,  high yield debt securities
(also  known as "junk  bonds"),  investment  grade  mortgage-backed  securities, investment grade asset-backed securities,  U.S. Government securities as well as total return, interest and index swap agreements.

     The Fund may also  invest a portion of its assets in  options  and  futures contracts and restricted securities.

SECURITY EQUITY FUND -- Security Equity Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of 11 series, six of which are represented herein.

     SECURITY  GLOBAL SERIES (CLASS A). Security Global Series (the "Fund") is a
separate series of Security Equity Fund. Security Management Company,  LLC , One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as the Fund's investment
Adviser.  Security  Management Company has engaged  OppenheimerFunds,  Inc., 498
Seventh  Avenue,  New  York, New  York 10018,  to  provide  investment  advisory services to the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term  growth of capital primarily through investment in securities of companies in foreign countries and the United  States.  The Fund pursues its objective by  investing,  under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States.
The Fund primarily  invests in foreign and domestic common stocks or convertible
stocks   of   growth-oriented   companies   considered   to  have   appreciation
possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments.  The Fund may actively trade its investments without regard to the  length of time they have been owned by the Fund.  Investments  in debt securities may be made when market conditions are uncertain.  The Fund also may invest some assets in options,  futures  contracts  and foreign  currencies, which may be used to hedge the  Fund's  portfolio,  to  increase  returns  or to maintain  exposure to the equity  markets.  The Fund may also invest in emerging market countries.

     SECURITY  EQUITY SERIES (CLASS A). Security Equity Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. The
Fund pursues its objective by investing,  under normal  circumstances,  at least
80% of its total assets in a widely-diversified  portfolio of equity securities,
which  may  include  American   Depositary  Receipts  ("ADRs")  and  convertible
securities.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

     SECURITY  LARGE CAP  GROWTH  SERIES  (CLASS A).  Security  Large Cap Growth
Series  (the  "Fund") is  separate  series of  Security  Equity  Fund.  Security
Management  Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,
serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. The
Fund pursues its objective by investing,  under normal  circumstances,  at least
80% of its total  assets in common stock and other  equity  securities  of large capitalization  companies that, in the opinion of Security  Management  Company, have  long-term  capital  growth  potential.  The Fund  invests  primarily  in a portfolio of common  stocks,  which may include ADRs or  securities  with common stock  characteristics,  such as securities  convertible into common stocks. The
Fund defines large capitalization companies as those whose total market value is at least $5 billion at the time of purchase. The Fund is non-diversified,  which means that it may hold a larger  position in a smaller number of securities than a  diversified  fund.  The  Fund  may  also  concentrate  its  investments  in a particular industry or group of related industries.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

     SECURITY MID CAP VALUE SERIES (CLASS A). Security Mid Cap Value Series (the
"Fund") is separate series of Security Equity Fund. Security Management Company,
LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its  objective by  investing,  under normal  circumstances,  at least 80% of its total assets in a  diversified  portfolio of equity  securities with total  market  value of $10 billion or below at the time of  purchase.  The
Fund may also invest in ADRs.  The Fund typically  invests in equity  securities that appear undervalued relative to assets,  earnings,  growth potential or cash flows. Due to the nature of the value companies,  the securities included in the
Fund's portfolio typically consist of small- to medium-sized companies.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

     SECURITY  SMALL CAP  GROWTH  SERIES  (CLASS A).  Security  Small Cap Growth
Series (the  "Fund") is a separate  series of  Security  Equity  Fund.  Security
Management  Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,
serves as the Fund's investment Adviser. Security Management Company has engaged
Strong  Capital  Management,   Inc.,  100  Heritage  Reserve,  Menomonee  Falls,
Wisconsin 53051, to provide investment advisory services to the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The  Fund  pursues  its   investment   objective   by  investing   under  normal
circumstances,  at least 80% of its assets in equity  securities of domestic and foreign companies with market  capitalization  substantially  similar to that of the companies in the Russell 2000(TM) Growth Index at the time of purchase.  The
Fund may also invest in securities of emerging  growth  companies.  The Fund may actively  trade its  investments  without regard to the length of time they have been owned by the Fund.

     SECURITY SOCIAL  AWARENESS  SERIES (CLASS A). Social  Awareness Series (the
"Fund")  is a separate  series of  Security  Equity  Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment Adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation. The Fund
pursues  its  objective  by  investing,   under  normal   circumstances,   in  a
well-diversified   portfolio  of  equity  securities  that  Security  Management
Company,  LLC believes  have  above-average  earnings  potential  and which meet certain  established social criteria.  Under normal  circumstances the Fund will invest all of its assets in issuers that meet its social criteria and that offer investment potential. The Fund also may invest in companies that are included in the Domini 400 Social  IndexSM,  which  companies  will be deemed to comply with
Fund's social criteria.

     The Fund  typically  invests in the common stock of  companies  whose total market value is $5 billion or greater at the time of purchase.

     After identifying potential investments,  the Investment Manager determines if the securities meet the Fund's established social criteria. The Fund does not invest in securities of companies that engage in the production of:

o    Nuclear energy

o    Alcoholic beverages

o    Tobacco products

     Additionally,  the Fund does not  invest in  companies  that  significantly engage in:

o    The manufacture of weapons

o    Practices that have a detrimental effect on the environment

o    The gambling industry

     The Fund seeks out companies that:

o    Contribute substantially to the communities in which they operate

o    Demonstrate a positive record on employment relations

o    Demonstrate  substantial  progress in the promotion of women and minorities or in the implementation of benefit policies that support working parents

o    Take notably positive steps in addressing environmental challenges

SECURITY  GROWTH AND INCOME FUND -- Security Growth and Income Fund (the "Fund")
is  registered  under the  Investment  Company Act of 1940,  as  amended,  as an open-end management  investment company.  Security Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as the Fund's investment adviser.  Security Management Company has engaged The Dreyfus  Corporation,  200
Park Avenue, New York, New York 10166, to provide  investment  advisory services to the Fund.

     INVESTMENT  OBJECTIVES AND STRATEGIES:  To seek long-term growth of capital with secondary  emphasis on income. The Fund pursues its objective by investing,
under   normal   circumstances,   at  least   65%  of  its   total   assets   in
large-capitalization  value  companies  (those  whose total  market  value is $5 billion or greater at the time of purchase).  The Fund's stock  investments  may include common stocks,  preferred stocks and convertible securities of both U.S.
and U.S.  dollar-denominated  foreign  issuers.  The Fund  also  may  invest  in fixed-income securities, which are less volatile than stocks, to adjust the risk characteristics of the portfolio.  Fixed-income securities and equity securities that provide income will make up at least 25% of the Fund's portfolio.  The Fund may actively  trade its  investments  without  regard to the length of time they have been  owned by the Fund.  The Fund may  invest a portion  of its  assets in options and futures contracts.

SECURITY ULTRA FUND -- Security Ultra Fund (the "Fund") is registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company.  Security Management Company,  LLC, One Security Benefit Place, Topeka,
Kansas 66636, serves as the Fund's investment adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio  of equity  securities  which may  include  ADRs.  The Fund  typically invests in equity securities of companies with total market value of $10 billion or below at the time of purchase.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

STRONG CONSERVATIVE EQUITY FUNDS, INC.-- Strong Conservative Equity Funds, Inc.,
an  open-end  management  investment  company  registered  under the  Investment
Company Act of 1940, as amended.

     STRONG GROWTH AND INCOME FUND (ADVISOR CLASS). The Strong Growth and Income
Fund (the "Fund") is a separate series of Strong Conservative Equity Funds, Inc.
Strong  Capital  Management,   Inc.,  100  Heritage  Reserve,  Menomonee  Falls,
Wisconsin 53051, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek high total return by investing for capital  growth and  income.  The Fund,  under  normal  conditions,  focuses primarily on the stocks of large-capitalization,  dividend-paying U.S. companies that offer the potential for capital growth.  To a limited extent,  the Fund may also invest in foreign-based  companies,  primarily through American  Depositary
Receipts (ADRs).  Strong Capital  Management's  philosophy is that the stocks of companies with strong  relative  earnings growth will perform well over time. To choose  investments,  Strong focuses on those companies that are improving their returns on invested capital.

STRONG EQUITY FUNDS,  INC.-- Strong Equity Funds,  Inc., an open-end  management investment  company  registered  under the  Investment  Company Act of 1940,  as amended.

     STRONG  GROWTH 20 FUND  (ADVISOR  CLASS).  The  Strong  Growth 20 Fund (the
"Fund")  is a  separate  series of Strong  Equity  Funds,  Inc.  Strong  Capital
Management, Inc., 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund focuses,  under normal  conditions,  on stocks of 20 to 30 companies that Strong
Capital Management  believes have favorable prospects for accelerating growth of earnings, but are selling at reasonable valuations based on earnings, cash flow, or asset value.  The portfolio can include  stocks of any size.  The Fund writes put and call options.  To a limited extent,  the Fund may also invest in foreign securities.

     STRONG  ADVISOR  SMALL CAP VALUE FUND (CLASS A).  Strong  Advisor Small Cap
Value Fund (the "Fund") is a separate series of Strong Equity Funds, Inc. Strong
Capital  Management,  Inc., 100 Heritage  Reserve,  Menomonee  Falls,  Wisconsin
53051, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund invests,  under  normal  conditions,  at least  65% of its  assets  in stocks of small-capitalization companies that Strong Capital Management, Inc. believes are undervalued relative to the market based on earnings, cash flow, or asset value.
The Fund defines  "small-capitalization  companies"  as companies  with a market capitalization  substantially  similar to that of  companies in the Russell 2500
Index at the time of investment.  Strong  specifically looks for companies whose stock  prices  may  benefit  from a positive  dynamic  of change,  such as a new management  team,  a new  product or  service,  a  corporate  restructuring,  an improved  business  plan,  or a change  in the  political,  economic,  or social environment.

     The Fund writes put and call  options.  To a limited  extent,  the Fund may also invest in foreign securities.

     STRONG  OPPORTUNITY  FUND (ADVISOR  CLASS).  Strong  Opportunity  Fund (the
"Fund")  is a  separate  series of Strong  Equity  Funds,  Inc.  Strong  Capital
Management, Inc., 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund invests, under normal conditions,  primarily in stocks of  medium-capitalization companies  that Strong Capital  Management  believes are  underpriced,  yet have attractive growth prospects.  Strong bases its analysis on a company's  "private market  value"--the  price an  investor  would be  willing to pay for the entire company given its  management,  financial  health,  and growth  potential.  To a limited extent, the Fund may also invest in foreign securities.

VAN KAMPEN EQUITY AND INCOME FUND (CLASS A) -- Van Kampen Equity and Income Fund
(the "Fund") is registered as an open-end  management  investment  company under the  Investment  Company Act of 1940,  as amended.  Van Kampen Asset  Management
Inc., 1 Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek the highest  possible income consistent with safety of principal. Long-term growth of capital is an important secondary  objective.  The Fund seeks to achieve its  investment  objectives  by investing  primarily in  income-producing  equity instruments  (including common stocks,  preferred  stocks and  convertible  securities)  and  investment  grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established,  undervalued companies that Van Kampen Asset Management,  Inc.
believes  offer the  potential for income with safety of principal and long-term growth  of  capital.  The Fund  may  invest  up to 25% of its  total  assets  in securities  of foreign  issuers and may  purchase  and sell  certain  derivative
instruments,   such  as  options,  futures  contracts  and  options  on  futures contracts.

VAN KAMPEN  COMSTOCK FUND (CLASS A) -- Van Kampen  Comstock Fund (the "Fund") is
registered as an open-end  management  investment  company under the  Investment
Company Act of 1940, as amended.  Van Kampen Asset  Management  Inc., 1 Parkview
Plaza,  Oakbrook Terrace,  Illinois 60181,  serves as investment  adviser of the
Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth and income through  investments in equity  securities,  including common stocks,  preferred stocks and securities  convertible  into common and preferred  stocks.  The Fund seeks to achieve its investment  objective under normal  conditions by investing in a portfolio of equity securities,  consisting primarily of common stocks. The
Fund   emphasizes  a  value  style  of  investing,   seeking   well-established,
undervalued  companies  believed by Van Kampen Asset  Management  to possess the potential  for capital  growth and income.  The Fund may invest up to 25% of its total assets in securities of foreign  issuers and may purchase and sell certain derivative  instruments,  such as  options,  futures  contracts  and  options on futures contracts.

VAN KAMPEN AGGRESSIVE GROWTH FUND (CLASS A) -- Van Kampen Aggressive Growth Fund
(the "Fund") is registered as an open-end  management  investment  company under the  Investment  Company Act of 1940,  as amended.  Van Kampen Asset  Management
Inc., 1 Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital growth. The Fund seeks to achieve its  investment  objective  under normal  conditions  by investing at least 65% of the Fund's total assets in common stocks or other equity securities of companies  that Van Kampen Asset  Management  believes have an  above-average potential for capital growth. The Fund focuses primarily on equity securities of small- and medium-sized companies,  although the Fund may invest in larger-sized companies that Van Kampen believes have an  above-average  potential for capital growth.  The Fund may  invest up to 25% of its total  assets  in  securities  of foreign issuers and may purchase and sell certain derivative  instruments,  such as options, futures contracts and options on futures contracts.

--------------------------------------------------------------------------------

                       SECUREDESIGNS(SM) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2002

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the  current  Prospectus  for the  SecureDesigns  Variable
Annuity dated May 1, 2002, as it may be  supplemented  from time to time. A copy
of  the   Prospectus   may  be  obtained  from   Security   Benefit  by  calling
1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

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GENERAL INFORMATION AND HISTORY..........................................  3
   Safekeeping of Assets.................................................  3

DISTRIBUTION OF THE CONTRACT.............................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE ...................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER

GENERAL INFORMATION AND HISTORY

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract (the "Contract"),  Security Benefit Life Insurance  Company  ("Security
Benefit"),  and the SBL Variable  Annuity Account XIV (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- Security  Benefit is responsible for the safekeeping of the assets of the  Subaccounts.  These  assets,  which  consist of shares of the
Series of SBL Fund in  non-certificated  form,  are held separate and apart from the  assets  of  Security  Benefit's  General  Account  and its  other  separate accounts.

DISTRIBUTION OF THE CONTRACT

Security  Distributors,  Inc.  ("SDI"),  a  wholly-owned  subsidiary of Security
Benefit,  is Principal  Underwriter  of the  Contract.  SDI is  registered  as a broker/dealer  with the  Securities  and Exchange  Commission  ("SEC") under the
Securities  Exchange Act of 1934 and is a member of the National  Association of
Securities Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Subject  to  arrangements  with  Security  Benefit,  the  Contract  is  sold  by independent  broker/dealers  who are members of the NASD and who become licensed to sell  variable  annuities  for  Security  Benefit,  and by certain  financial institutions.  SDI acts as principal  underwriter on behalf of Security  Benefit for  the  distribution  of  the  Contract.  SDI  is not  compensated  under  its
Distribution Agreement with Security Benefit.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6.5% of purchase payments and 1% of contract value on an annualized basis.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum  mortality and expense risk charge of 0.60%, and the  administration charge of 0.15%,  on an annual  basis,  of each  Subaccount's  average daily net assets,  are  factored  into the  accumulation  unit  value or  "price"  of each
Subaccount on each Valuation  Date.  Security  Benefit deducts any mortality and expense  risk charge  above the minimum  charge and the charge for any  optional
Riders (the "Excess Charge") on a monthly basis.

Each  Subaccount  declares a monthly  dividend and Security  Benefit deducts the
Excess  Charge  from  this  monthly   dividend  upon  its  reinvestment  in  the
Subaccount.  The Excess Charge is a percentage of your Contract Value  allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge.  Assuming that you owe a charge above the  minimum  mortality  and expense  risk  charge and the  administration charge,  your Contract Value will be reduced in the amount of your Excess Charge upon  reinvestment  of  the  Subaccount's  monthly  dividend.  Security  Benefit reserves the right to compute and deduct the Excess Charge from each  Subaccount on each Valuation Date.

Security  Benefit will declare a dividend for each  Subaccount  on one Valuation
Date of each  calendar  month  ("Record  Date").  Security  Benefit will pay the dividend  on a  subsequent  Valuation  Date  ("Reinvestment  Date")  within five
Valuation  Dates of the Record Date.  Such dividend will be declared as a dollar amount per Accumulation Unit.

For each  Subaccount,  any  Owner as of the  Record  Date  will  receive  on the
Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2.   the number of  Accumulation  Units  allocated to the  Subaccount  as of the
     Record Date; less

3.   the amount of the Excess Charge for that Subaccount; provided that Security
     Benefit will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation  Units of the
Subaccount.

An example of this  process is as follows.  Assuming  Contract  Value of $50,000 allocated to the Equity  Subaccount  and no Riders,  the Excess  Charge would be computed as follows:

---------------------------------------------- --- --------
Mortality and Expense Risk Charge..........         0.70%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.60%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- --------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on  December  30 and a gross  dividend  of $0.025 per unit  declared on
December 31 (Record Date), the net dividend amount would be as follows:

---------------------------------------------- --- --------------
Accumulation Unit Value as of
   Valuation Date before Record Date.......          $10.00
Accumulation Unit Value
   as of Reinvestment Date.................         $  9.975
                                                     -------
Gross Dividend Per Unit....................         $  0.025
Less:  Excess Charge Per Unit..............     -   $  0.00085
                                                     ---------
Net Dividend Per Unit......................         $  0.02415
Times:  Number of Accumulation Units.......     x         5,000
                                                    -----------
Net Dividend Amount........................            $ 120.75
---------------------------------------------- --- --------------

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation Units of the Equity Subaccount,  as follows: $0.02415 (net dividend per unit)  divided by $9.975  (Accumulation  Unit  value as of the  Reinvestment
Date) times 5,000 Units equals 12.105  Accumulation  Units. On the  Reinvestment
Date,  12.105  Accumulation  Units  are added to  Contract  Value for a total of
5,012.105 Accumulation Units after the dividend reinvestment.  Contract Value on the  Reinvestment  Date is equal to  5,012.105  Accumulation  Units times $9.975
(Accumulation  Unit Value as of the  Reinvestment  Date) for a Contract Value of
$49,995.75 after the dividend reinvestment.

After the  Annuity  Start Date,  Security  Benefit  will deduct a mortality  and expense  risk charge of 1.25% under  Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends  are payable after the Annuity Start Date only with respect to Annuity
Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a 403(b) annuity and any 401(k)  arrangement to the applicable dollar amount shown in the table below:

-------------------------- ------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- ------------------------
          2002                     $11,000
          2003                     $12,000
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000
-------------------------- ------------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

-------------------------- ------------------------
        TAX YEAR                 ADDITIONAL
                               CATCH UP AMOUNT
-------------------------- ------------------------
          2002                     $1,000
          2003                     $2,000
          2004                     $3,000
          2005                     $4,000
   2006 and thereafter             $5,000
-------------------------- ------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given  year.  Generally  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth  individual  retirement annuity  (IRA) that is  described in Section 408 or Section 408A of the Internal
Revenue Code are subject to the limits on  contributions  to IRAs under  Section
219(b)  of the  Internal  Revenue  Code.  Under  Section  219(b)  of  the  Code,
contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------
        2002-2004               $3,000
        2005-2007               $4,000
   2008 and thereafter          $5,000
-------------------------- -----------------

If  an individual is age 50 or over, the individual may make an additional catch up  contribution to a traditional IRA of $500 during the tax years of 2002-2005, or $1,000 for the tax year 2006 and thereafter.

Spousal  IRAs  allow an owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that  spouse's  compensation.  The maximum the lower compensated  spouse may contribute is the lesser of (i) $2,000 or (ii) 100% of that spouse's  compensation  plus the amount by which the higher compensated  spouse's  compensation  exceeds  the amount the higher  compensated spouse  contributes  to his or her IRA.  The extent to which an Owner may deduct contributions  to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active  participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Money Market  Subaccount will be based on the change in the value,  exclusive  of capital  changes and income  other than  investment income,  of a hypothetical  investment in a Contract over a particular seven day period,  less a  hypothetical  charge  reflecting  deductions  from the Contract during  the  period  (the  "base  period")  and  stated as a  percentage  of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7,  with the resulting yield figure  carried to at least the nearest one hundredth of one percent.  Any quotations of effective  yield for the Money Market  Subaccount  assume that all dividends received during an annual period have been reinvested.  Calculation of
"effective  yield"  begins with the same "base period  return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the seven-day  period ended December 31, 2001, the yield of the Money Market
Subaccount was 4.887% and the effective yield of the Money Market Subaccount was
5.006%.

Quotations of yield for the Subaccounts, other than the Money Market Subaccount, will be based on all  investment  income per  Accumulation  Unit earned during a particular  30-day  period,  less  expenses  accrued  during  the  period  ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                    YIELD    = 2[(a-b + 1)^6 - 1]
                                  ---
                                  cd

where    a =   net investment income earned during  the period by the Underlying
               Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the  average  daily  number  of  Accumulation  Unit   outstanding
               during the period that were entitled to receive dividends, and

         d =   the maximum  offering price per Accumulation Unit on the last day of the period.

For the 30-day  period ended  December 31, 2001,  the yield for the  Diversified
Income  Subaccount  was 28.636% and the yield for the High Yield  Subaccount was
33.053%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)^n = ERV (where P = a hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance  of the  respective  Series of SBL Fund,  adjusted  to  reflect  the maximum charges imposed under the Contract.

Average  annual  total  return  figures  reflect  the  deduction  of the maximum
mortality  and  expense  risk  and  optional   Rider   charges  of  1.85%,   the
administration  charge of 0.15%, the account  administration  charge of $30, and the contingent deferred sales charge. Total return figures may be quoted that do not  reflect  deduction  of the  contingent  deferred  sales  charge and account administration  charge of $30;  provided  that such  figures do not  reflect the addition of any Credit  Enhancement.  The  contingent  deferred sales charge and account  administration  charge  if  reflected  would  lower the level of return quoted.  Total return figures that do not reflect  deduction of all charges will be accompanied by total return figures that reflect such charges.

All  Average  Annual  Return  figures  are  based  upon the  performance  of the corresponding  Series of SBL Fund,  adjusted  to  reflect  the  maximum  charges
imposed  under  the  Contract,   except  that  Average  Annual  Return  (without
contingent  deferred sales charge and administration  charge),  does not reflect any applicable withdrawal charge or account  administration charge of $30. Those charges,  if reflected,  would reduce such average  annual return  figures.  All average annual return figures are as of December 31, 2001.

-----------------------------------------------------------------
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales Charge
and Administration Charge)
-----------------------------------------------------------------
                              1 YEAR(1)    5 YEARS    10 YEARS
-----------------------------------------------------------------
Equity Subaccount             (20.44)%       ---         ---
-----------------------------------------------------------------
Large Cap Value Subaccount    (13.51)%       ---         ---
-----------------------------------------------------------------
Global Subaccount             (20.02)%       ---         ---
-----------------------------------------------------------------
Diversified Income
Subaccount                     (4.08)%       ---         ---
-----------------------------------------------------------------
Large Cap Growth Subaccount   (25.40)%       ---         ---
-----------------------------------------------------------------
Enhanced Index Subaccount     (22.47)%       ---         ---
-----------------------------------------------------------------
International Subaccount      (31.09)%       ---         ---
-----------------------------------------------------------------
Mid Cap Growth Subaccount     (23.66)%       ---         ---
-----------------------------------------------------------------
Global Strategic
Income Subaccount              (6.57)%       ---         ---
-----------------------------------------------------------------
Capital Growth Subaccount     (27.85)%       ---         ---
-----------------------------------------------------------------
Global Total Return
Subaccount                    (22.48)%       ---         ---
-----------------------------------------------------------------
Managed Asset Allocation
Subaccount                    (15.76)%       ---         ---
-----------------------------------------------------------------
Equity Income Subaccount       (8.20)%       ---         ---
-----------------------------------------------------------------
High Yield Subaccount          (9.62)%       ---         ---
-----------------------------------------------------------------
Small Cap Value Subaccount      4.68%        ---         ---
-----------------------------------------------------------------
Social Awareness Subaccount   (22.27)%       ---         ---
-----------------------------------------------------------------
Technology Subaccount         (37.66)%       ---         ---
-----------------------------------------------------------------
Mid Cap Value Subaccount       (0.20)%       ---         ---
-----------------------------------------------------------------
Main Street Growth and
Income(R)Subaccount           (20.40)%       ---         ---
-----------------------------------------------------------------
Small Cap Growth Subaccount   (29.33)%       ---         ---
-----------------------------------------------------------------
Select 25 Subaccount          (20.01)%       ---         ---
-----------------------------------------------------------------
1   From January 12, 2001 (date of Separate  Account  inception) to December 31,
    2001.
-----------------------------------------------------------------

-----------------------------------------------------------------
AVERAGE ANNUAL RETURN (Without Contingent Deferred Sales Charge
and Administration Charge)
-----------------------------------------------------------------
                               1 YEAR      5 YEARS    10 YEARS
-----------------------------------------------------------------
Equity Subaccount             (11.83)%       5.41%      10.05%
-----------------------------------------------------------------
Large Cap Value Subaccount     (6.53)%       3.20%       6.95%
-----------------------------------------------------------------
Global Subaccount             (12.87)%      11.44%      10.98%
-----------------------------------------------------------------
Diversified Income
Subaccount                      6.57%        5.14%       5.07%
-----------------------------------------------------------------
Large Cap Growth Subaccount   (15.73)%     (21.46)1      ---
-----------------------------------------------------------------
Enhanced Index Subaccount     (13.42)%      (5.42)%2     ---
-----------------------------------------------------------------
International Subaccount      (24.78)%      (9.45)%2     ---
-----------------------------------------------------------------
Mid Cap Growth Subaccount     (15.62)%      16.94%      16.22%3
-----------------------------------------------------------------
Global Strategic
Income Subaccount               5.75%        3.77%       5.98%4
-----------------------------------------------------------------
Capital Growth Subaccount     (14.95)%     (20.60)%1     ---
-----------------------------------------------------------------
Global Total Return
Subaccount                    (13.71)%       0.40%       3.22%4
-----------------------------------------------------------------
Managed Asset
Allocation Subaccount          (5.96)%       6.84%       8.01%4
-----------------------------------------------------------------
Equity Income Subaccount        0.75%        9.75%      12.76%4
-----------------------------------------------------------------
High Yield Subaccount           3.70%        3.79%       4.67%5
-----------------------------------------------------------------
Small Cap Value Subaccount     21.21%       16.82%1      ---
-----------------------------------------------------------------
Social Awareness Subaccount   (13.31)%       6.70%       9.71%6
-----------------------------------------------------------------
Technology Subaccount         (24.74)%     (37.33)%1     ---
-----------------------------------------------------------------
Mid Cap Value Subaccount       10.19%       22.80%7      ---
-----------------------------------------------------------------
Main Street Growth and
Income(R) Subaccount          (10.57)%     (12.42)%1     ---
-----------------------------------------------------------------
Small Cap Growth Subaccount   (28.55)%       5.88%8      ---
-----------------------------------------------------------------
Select 25 Subaccount          (10.34)%      (3.12)%2     ---
-----------------------------------------------------------------
1   From May 1, 2000 (date of Underlying Fund inception) to December 31, 2001.
2   From May 3, 1999 (date of Underlying Fund inception) to December 31, 2001.
3   From October 1, 1992 (date of  Underlying  Fund  inception)  to December 31,
    2001.
4   From June 1, 1995 (date of Underlying Fund inception) to December 31, 2001.
5   From August 5, 1996 (date of  Underlying  Fund  inception)  to December  31,
    2001.
6   From May 1, 1991 (date of Underlying Fund inception) to December 31, 2001.
7   From May 1, 1997 (date of Underlying Fund inception) to December 31, 2001.
8   From October 15, 1997 (date of  Underlying  Fund  inception) to December 31,
    2001.

-----------------------------------------------------------------

Total return  figures also may be quoted that assume the Owner has  purchased an
Extra  Credit  Rider  and,  as  such,   will  reflect  any   applicable   Credit
Enhancements; however, such total return figures will also reflect the deduction of any contingent deferred sales charge.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies, characteristics and quality of the Series of the Mutual
Fund in which the Subaccount invests, and the market conditions during the given time period,  and should not be  considered as a  representation  of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor communications  ("advertisements"):  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology underlying stock selection or a Subaccounts's  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccount's  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment  attributes  to a  Subaccount  or  the  general  economic,  business, investment, or financial environment in which a Subaccount operates; (e) various financial,  economic and market  statistics  developed  by brokers,  dealers and other  persons to  illustrate  aspects of a  Subaccount's  performance;  (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the  Subaccount's historic  performance  or  current  or  potential  value  with  respect  to  the particular  industry or sector;  (g) a hypothetical or model  portfolio;  or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
Security  Benefit and of the investor  services  provided by Security Benefit to contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2001 and 2000, and for each of the three years in the period ended  December  31, 2001,  and the  financial  statements  of SBL
Variable  Account XIV  (SecureDesigns)  at December  31, 2001 and for the period
January  2,  2001  (inception  date) to  December  31,  2001,  included  in this
Statement  of  Additional  Information  have been  audited by Ernst & Young LLP, independent  auditors,  for the  periods  indicated  in  their  reports  thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of December  31, 2001 and 2000,  and for each of the three years in the period ended December 31, 2001 and the financial  statements of SBL
Variable  Annuity Account XIV  (SecureDesigns)  at December 31, 2001 and for the
period  January 2, 2001  (inception  date) to December 31,  2001,  are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be  considered  only as bearing on the  ability of Security
Benefit  to meet  its  obligations  under  the  Contracts.  They  should  not be considered as bearing on the  investment  performance  of the assets held in the
Separate Account.

--------------------------------------------------------------------------------
                                VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2002

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497

This Statement of Additional  Information is not a prospectus and should be read in conjunction with the current Prospectus for the Variable Annuity dated May 1,
2002, as it may be supplemented  from time to time. A copy of the Prospectus may be obtained from Security Benefit by calling  1-800-NEA-VALU  or by writing P.O.
Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------

                                                                           PAGE

GENERAL INFORMATION AND HISTORY...........................................  3
   Safekeeping of Assets..................................................  3

DISTRIBUTION OF THE CONTRACT..............................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE ....................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER

GENERAL INFORMATION AND HISTORY

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract (the "Contract"),  Security Benefit Life Insurance  Company  ("Security
Benefit"),  and the SBL Variable  Annuity Account XIV (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- Security  Benefit is responsible for the safekeeping of the assets of the  Subaccounts.  These  assets,  which  consist of shares of the
Underlying Funds in non-certificated  form, are held separate and apart from the assets of Security Benefit's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

Security  Distributors,  Inc.  ("SDI"),  a  wholly-owned  subsidiary of Security
Benefit,  is Principal  Underwriter  of the  Contract.  SDI is  registered  as a broker/dealer  with the  Securities  and Exchange  Commission  ("SEC") under the
Securities  Exchange Act of 1934 and is a member of the National  Association of
Securities Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Subject  to  arrangements  with  Security  Benefit,  the  Contract  is  sold  by independent  broker/dealers  who are members of the NASD and who become licensed to sell  variable  annuities  for  Security  Benefit,  and by certain  financial institutions.  SDI acts as principal  underwriter on behalf of Security  Benefit for  the  distribution  of  the  Contract.  SDI  is not  compensated  under  its
Distribution Agreement with Security Benefit.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6.5% of purchase payments and 1% of contract value on an annualized basis.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum  mortality and expense risk charge of 0.75%, and the  administration charge of 0.15%,  on an annual  basis,  of each  Subaccount's  average daily net assets,  are  factored  into the  accumulation  unit  value or  "price"  of each
Subaccount on each Valuation  Date.  Security  Benefit deducts any mortality and expense  risk charge  above the minimum  charge and the charge for any  optional
Riders (the "Excess Charge") on a monthly basis.

Each  Subaccount  declares a monthly  dividend and Security  Benefit deducts the
Excess  Charge  from  this  monthly   dividend  upon  its  reinvestment  in  the
Subaccount.  The Excess Charge is a percentage of your Contract Value  allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge.  Assuming that you owe a charge above the  minimum  mortality  and expense  risk  charge and the  administration charge,  your Contract Value will be reduced in the amount of your Excess Charge upon  reinvestment  of  the  Subaccount's  monthly  dividend.  Security  Benefit reserves the right to compute and deduct the Excess Charge from each  Subaccount on each Valuation Date.

Security  Benefit will declare a dividend for each  Subaccount  on one Valuation
Date of each  calendar  month  ("Record  Date").  Security  Benefit will pay the dividend  on a  subsequent  Valuation  Date  ("Reinvestment  Date")  within five
Valuation  Dates of the Record Date.  Such dividend will be declared as a dollar amount per Accumulation Unit.

For each  Subaccount,  any  Owner as of the  Record  Date  will  receive  on the
Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2.   the number of  Accumulation  Units  allocated to the  Subaccount  as of the
     Record Date; less

3.   the amount of the Excess Charge for that Subaccount; provided that Security
     Benefit will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation  Units of the
Subaccount.

An example of this  process is as follows.  Assuming  Contract  Value of $50,000 allocated to the Security  Equity  Subaccount  and no Riders,  the Excess Charge
would be computed as follows:

---------------------------------------------- --- ---------
Mortality and Expense Risk Charge..........         0.75%
Plus:  Optional Rider Charge...............     +   0.10%
Less:  Minimum Charge......................     -   0.75%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- ---------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on  December  30 and a gross  dividend  of $0.025 per unit  declared on
December 31 (Record Date), the net dividend amount would be as follows:

---------------------------------------------- --- --------------
Accumulation Unit Value as of
   Valuation Date before Record Date.......          $10.00
Accumulation Unit Value
   as of Reinvestment Date.................         $  9.975
                                                     -------
Gross Dividend Per Unit....................         $  0.025
Less:  Excess Charge Per Unit..............     -   $  0.00085
                                                     ---------
Net Dividend Per Unit......................         $  0.02415
Times:  Number of Accumulation Units.......     x         5,000
                                                    -----------
Net Dividend Amount........................            $ 120.75
---------------------------------------------- --- --------------

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation Units of the Security Equity Subaccount,  as follows: $0.02415 (net dividend  per  unit)  divided  by  $9.975  (Accumulation  Unit  value  as of the
Reinvestment  Date) times 5,000 Units equals 12.105  Accumulation  Units. On the
Reinvestment  Date, 12.105  Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment.  Contract
Value on the Reinvestment  Date is equal to 5,012.105  Accumulation  Units times
$9.975  (Accumulation  Unit  Value as of the  Reinvestment  Date) for a Contract
Value of $49,995.75 after the dividend reinvestment.

After the  Annuity  Start Date,  Security  Benefit  will deduct a mortality  and expense  risk charge of 1.25% under  Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends  are payable after the Annuity Start Date only with respect to Annuity
Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a 403(b) annuity and any 401(k)  arrangement to the applicable dollar amount shown in the table below:

-------------------------- ------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- ------------------------
          2002                     $11,000
          2003                     $12,000
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000
-------------------------- ------------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

-------------------------- ------------------------
        TAX YEAR                 ADDITIONAL
                               CATCH UP AMOUNT
-------------------------- ------------------------
          2002                     $1,000
          2003                     $2,000
          2004                     $3,000
          2005                     $4,000
   2006 and thereafter             $5,000
-------------------------- ------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given  year.  Generally  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTION  408 --  Premiums  (other  than  rollover  contributions)  paid  under a
Contract used in connection  with a traditional  individual  retirement  annuity
(IRA) that is described in Section 408 of the Internal  Revenue Code are subject to the limits on  contributions  to IRAs under  Section  219(b) of the  Internal
Revenue  Code.  Under  Section  219(b) of the Code,  contributions  (other  than rollover  contributions)  to an IRA are  limited  to the  lesser  of 100% of the individual's  taxable  compensation or the applicable  dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------
        2002-2004               $3,000
        2005-2007               $4,000
   2008 and thereafter          $5,000
-------------------------- -----------------

If an individual is age 50 or over, the individual may  make an additional catch up  contribution to a traditional IRA of $500 during the tax years of 2002-2005, or $1,000 for the tax year 2006 and thereafter.

Spousal  IRAs  allow an owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation.
The maximum the lower  compensated  spouse may  contribute  is the lesser of (i)
$2,000 or (ii) 100% of that spouse's  compensation  plus the amount by which the
higher  compensated   spouse's   compensation  exceeds  the  amount  the  higher
compensated  spouse  contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the
Owner  and his or her  spouse  for the year and  whether  either  is an  "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations  of yield for the Dreyfus  General  Money Market  Subaccount  will be based on the change in the value,  exclusive of capital changes and income other than  investment  income,  of a  hypothetical  investment  in a Contract  over a particular seven day period,  less a hypothetical  charge reflecting  deductions from the  Contract  during  the  period  (the  "base  period")  and  stated as a percentage  of the  investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent.  Any  quotations of effective  yield for the Dreyfus  General Money
Market  Subaccount  assume that all dividends  received  during an annual period have been  reinvested.  Calculation  of  "effective  yield" begins with the same
"base period return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the  seven-day  period ended  December  31,  2001,  the yield of the Dreyfus
General Money Market was -5.685% and the effective  yield of the Dreyfus General
Money Market was -5.530%.

Quotations of yield for the  Subaccounts,  other than the Dreyfus  General Money
Market Subaccount,  will be based on all investment income per Accumulation Unit earned  during a particular  30-day  period,  less expenses  accrued  during the period  ("net  investment  income"),  and  will  be  computed  by  dividing  net investment  income by the value of the Accumulation  Unit on the last day of the period, according to the following formula:

                    YIELD    = 2[(a-b + 1)^6 - 1]
                                  ---
                                  cd

where    a =   net investment income earned during  the period by the Underlying
               Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the  average  daily  number  of  Accumulation  Unit   outstanding
               during the period that were entitled to receive dividends, and

         d =   the maximum  offering price per Accumulation Unit on the last day of the period.

For the 30-day  period  ended  December  31,  2001,  the yield for the  Security
Capital Preservation Subaccount was 4.358%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)^n = ERV (where P = a hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance of the respective  Underlying Fund,  adjusted to reflect the maximum charges imposed under the Contract.

Average  annual  total  return  figures  reflect  the  deduction  of the maximum
mortality  and  expense  risk  and  optional   Rider   charges  of  1.90%,   the
administration  charge of 0.15%, the account  administration  charge of $30, and the contingent deferred sales charge. Total return figures may be quoted that do not  reflect  deduction  of the  contingent  deferred  sales  charge and account administration  charge of $30;  provided  that such  figures do not  reflect the addition of any Credit  Enhancement.  The  contingent  deferred sales charge and account  administration  charge  if  reflected  would  lower the level of return quoted.  Total return figures that do not reflect  deduction of all charges will be accompanied by total return figures that reflect such charges.

All  Average  Annual  Return  figures  are  based  upon the  performance  of the corresponding  Underlying Funds, adjusted to reflect the maximum charges imposed under the  Contract,  except that  Average  Annual  Return  (without  contingent
deferred  sales  charge  and  administration   charge),  does  not  reflect  any
applicable  withdrawal  charge or account  administration  charge of $30.  Those charges,  if  reflected,  would reduce the average  annual return  figures.  All average annual return figures are as of December 31, 2001. Average annual return figures  for Ariel  Fund,  Ariel  Premier  Bond,  and PIMCO  High  Yield are not
included as those Subaccounts were not available until May of 2002.

-------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales Charge and Administration Charge)
-------------------------------------------------------------------------------------------
                                           1 YEAR(1)         5 YEARS          10 YEARS
-------------------------------------- ----------------- ---------------- -----------------
AIM Basic Value                             (7.89)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
AIM Mid Cap Equity                          (8.76)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
AIM Small Cap Growth                       (23.01)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
AIM Blue Chip                              (30.95)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
American Century Heritage                  (29.66)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
American Century Select                    (26.07)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
American Century Equity Income               0.02%             ---              ---
-------------------------------------- ----------------- ---------------- -----------------
American Century International
 Growth                                    (33.31)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Calamos Growth                             (13.21)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Calamos Convertible Growth
 and Income                                (11.11)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Dreyfus Appreciation                       (18.05)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Dreyfus Premier Strategic Value            (10.36)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Dreyfus Midcap Value                        (6.47)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Dreyfus General Money Market                (7.50)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Fidelity Advisor Value Strategies           (1.87)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Fidelity Advisor Dividend Growth           (14.36)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Fidelity Advisor Mid Cap                   (15.25)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Fidelity Advisor International
 Capital Appreciation                      (19.09)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
INVESCO Dynamics                           (39.84)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
INVESCO Technology                         (53.61)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Security Capital Preservation               (5.47)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Security Diversified Income                 (4.31)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Security Global                            (21.12)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Security Equity                            (21.04)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Security Large Cap Growth                  (25.83)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Security Mid Cap Value                      (0.39)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Security Small Cap Growth                  (29.97)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Security Social Awareness                  (22.64)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Security Growth and Income                 (13.61)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Security Ultra                             (22.99)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Strong Growth and Income                   (26.43)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Strong Growth 20                           (46.74)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Strong Advisor Small Cap Value               2.08%             ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Strong Opportunity                         (16.26)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Van Kampen Equity and Income               (10.21)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Van Kampen Comstock                         (9.64)%            ---              ---
-------------------------------------- ----------------- ---------------- -----------------
Van Kampen Aggressive Growth               (41.54)%            ---              ---
-------------------------------------------------------------------------------------------
1   From January 12, 2001 (date of commencement of Separate Account  operations)
    to December 31, 2001. The Separate Account commenced operations prior to the date the Contract was first made available for purchase on July 2, 2001.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURN (Without Contingent Deferred Sales Charge and Administration Charge)
-------------------------------------------------------------------------------------------
-------------------------------------- ----------------- ---------------- -----------------
                                            1 YEAR           5 YEARS          10 YEARS
-------------------------------------- ----------------- ---------------- -----------------

AIM Basic Value                             (4.82)%           12.43%           13.40%(1)
-------------------------------------- ----------------- ---------------- -----------------
AIM Mid Cap Equity                          (4.46)%            7.76%           11.38%
-------------------------------------- ----------------- ---------------- -----------------
AIM Small Cap Growth                       (18.42)%           14.38%           13.03%(1)
-------------------------------------- ----------------- ---------------- -----------------
AIM Blue Chip                              (27.25)%            4.81%            6.46%
-------------------------------------- ----------------- ---------------- -----------------
American Century Heritage                  (30.16)%            1.66%(2)         ---
-------------------------------------- ----------------- ---------------- -----------------
American Century Select                    (22.94)%            0.36%(3)         ---
-------------------------------------- ----------------- ---------------- -----------------
American Century Equity Income               5.88%             9.13%(4)         ---
-------------------------------------- ----------------- ---------------- -----------------
American Century International
 Growth                                    (31.33)%            3.68%            3.90%(5)
-------------------------------------- ----------------- ---------------- -----------------
Calamos Growth                             (12.46)%           22.60%           14.48%
-------------------------------------- ----------------- ---------------- -----------------
Calamos Convertible Growth
 and Income                                 (7.22)%           14.12%           11.27%
-------------------------------------- ----------------- ---------------- -----------------
Dreyfus Appreciation                       (15.38)%            6.86%            7.88%
-------------------------------------- ----------------- ---------------- -----------------
Dreyfus Premier Strategic Value             (7.35)%            7.14%           15.77%(6)
-------------------------------------- ----------------- ---------------- -----------------
Dreyfus Midcap Value                        11.78%            14.17%           17.71%(6)
-------------------------------------- ----------------- ---------------- -----------------
Dreyfus General Money Market                (1.46)%           (0.44)%(7)        ---
-------------------------------------- ----------------- ---------------- -----------------
Fidelity Advisor Value Strategies            6.89%             9.13%            8.47%
-------------------------------------- ----------------- ---------------- -----------------
Fidelity Advisor Dividend Growth            (8.06)%           (0.16)%(8)        ---
-------------------------------------- ----------------- ---------------- -----------------
Fidelity Advisor Mid Cap                   (17.81)%           13.93%           13.54%(9)
-------------------------------------- ----------------- ---------------- -----------------
Fidelity Advisor International
 Capital Appreciation                      (14.31)%            2.10%(10)        ---
-------------------------------------- ----------------- ---------------- -----------------
INVESCO Dynamics                           (37.23)%          (32.02)%(11)       ---
-------------------------------------- ----------------- ---------------- -----------------
INVESCO Technology                         (49.61)%          (47.67)%(12)       ---
-------------------------------------- ----------------- ---------------- -----------------
Security Capital Preservation                0.99%             1.12%(13)        ---
-------------------------------------- ----------------- ---------------- -----------------
Security Diversified Income                  2.20%             1.72%            1.48%
-------------------------------------- ----------------- ---------------- -----------------
Security Global                            (17.80)%            7.83%            6.35%(14)
-------------------------------------- ----------------- ---------------- -----------------
Security Equity                            (16.49)%            3.15%            7.32%
-------------------------------------- ----------------- ---------------- -----------------
Security Large Cap Growth                  (20.15)%          (25.84)%(15)       ---
-------------------------------------- ----------------- ---------------- -----------------
Security Mid Cap Value                       6.12%            17.96%(16)        ---
-------------------------------------- ----------------- ---------------- -----------------
Security Small Cap Growth                  (33.09)%            0.95%(17)        ---

-------------------------------------- ----------------- ---------------- -----------------
Security Social Awareness                  (17.72)%            3.05%            2.18%(18)
-------------------------------------- ----------------- ---------------- -----------------
Security Growth and Income                 (10.31)%           (0.91)%           1.96%
-------------------------------------- ----------------- ---------------- -----------------
Security Ultra                             (19.18)%           12.53%            8.38%
-------------------------------------- ----------------- ---------------- -----------------
Strong Growth and Income                   (24.63)%          (22.58)%(19)       ---
-------------------------------------- ----------------- ---------------- -----------------
Strong Growth 20                           (45.31)%          (41.02)%(20)       ---
-------------------------------------- ----------------- ---------------- -----------------
Strong Advisor Small Cap Value              12.25%            23.11%(12)        ---
-------------------------------------- ----------------- ---------------- -----------------
Strong Opportunity                          (9.92)%           (1.59)%(20)       ---
-------------------------------------- ----------------- ---------------- -----------------
Van Kampen Equity and Income                (7.15)%            9.22%            9.46%
-------------------------------------- ----------------- ---------------- -----------------
Van Kampen Comstock Fund                    (6.69)%           11.45%           10.05%
-------------------------------------- ----------------- ---------------- -----------------
Van Kampen Aggressive Growth               (43.69)%            9.15%            8.25%(21)
-------------------------------------------------------------------------------------------
1    From October 18, 1995 (date of Underlying  Fund  inception) to December 31,
     2001.
2    From July 11, 1997 (date of  Underlying  Fund  inception)  to December  31,
     2001.
3    From August 7, 1997 (date of  Underlying  Fund  inception)  to December 31,
     2001.
4    From March 3, 1997 (date of  Underlying  Fund  inception)  to December  31,
     2001.
5    From October 1, 1996 (date of  Underlying  Fund  inception) to December 31,
     2001.
6    From September 29, 1995 (date of Underlying Fund inception) to December 31,
     2001.
7    From March 31, 1995 (date of  Underlying  Fund  inception)  to December 31,
     2001.
8    From December 29, 1998 (date of Underlying  Fund inception) to December 31,
     2001.
9    From February 21, 1996 (date of Underlying  Fund inception) to December 31,
     2001.
10   From November 4, 1997 (date of Underlying  Fund  inception) to December 31,
     2001.
11   From December 1, 2000 (date of Underlying  Fund  inception) to December 31,
     2001.
12   From November 30, 2000 (date of Underlying  Fund inception) to December 31,
     2001.
13   From May 3, 1999 (date of Underlying Fund inception) to December 31, 2001.
14   From October 1, 1993 (date of  Underlying  Fund  inception) to December 31,
     2001.
15   From May 1, 2000 (date of Underlying Fund inception) to December 31, 2001.
16   From April 9, 1997 (date of  Underlying  Fund  inception)  to December  31,
     2001.
17   From October 14, 1997 (date of Underlying  Fund  inception) to December 31,
     2001.
18   From November 1, 1996 (date of Underlying  Fund  inception) to December 31,
     2001.
19   From February 29, 2000 (date of Underlying  Fund inception) to December 31,
     2001.
20   From February 24, 2000 (date of Underlying  Fund inception) to December 31,
     2001.
21   From May 29, 1996 (date of Underlying Fund inception) to December 31, 2001.

--------------------------------------------------------------------------------

Total return  figures also may be quoted that assume the Owner has  purchased an
Extra  Credit  Rider  and,  as  such,   will  reflect  any   applicable   Credit
Enhancements; however, such total return figures will also reflect the deduction of any contingent deferred sales charge.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies,  characteristics  and quality of the Underlying Fund in which the Subaccount  invests,  and the market  conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccounts'  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccounts'  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment  attributes  to a  Subaccount  or  the  general  economic,  business, investment, or financial environment in which a Subaccount operates; (e) various financial,  economic and market  statistics  developed  by brokers,  dealers and other  persons to  illustrate  aspects of a  Subaccount's  performance;  (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the  Subaccount's historic  performance  or  current  or  potential  value  with  respect  to  the particular  industry or sector;  (g) a  hypothetical  or model  portfolio or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
Security  Benefit and of the investor  services  provided by Security Benefit to contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2001 and 2000, and for each of the three years in the period ended  December  31, 2001,  and the  financial  statements  of SBL
Variable  Annuity  Account  XIV (NEA  Valuebuilder)  of  Security  Benefit  Life
Insurance  Company  at  December  31,  2001  and for  the  period  July 2,  2001
(inception date) to December 31, 2001,  included in this Statement of Additional
Information have been audited by Ernst & Young LLP,  independent  auditors,  for the periods indicated in their reports thereon appearing  elsewhere herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the financial  statements of SBL Variable Annuity Account XIV (NEA  Valuebuilder) of Security Benefit Life
Insurance  Company  at  December  31,  2001  and for  the  period  July 2,  2001
(inception  date) to December 31, 2001,  are set forth  herein,  following  this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be  considered  only as bearing on the  ability of Security
Benefit  to meet  its  obligations  under  the  Contracts.  They  should  not be considered as bearing on the  investment  performance  of the assets held in the
Separate Account.

                         SecureDesigns Variable Annuity
                              Financial Statements

        Period From January 2, 2001 (Inception Date) to December 31, 2001

                                    CONTENTS

                                                                            PAGE
Report of Independent Auditors............................................    10

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners of SecureDesigns Variable Annuity and
The Board of Directors of Security Benefit Life Insurance Company

We have  audited  the  accompanying  statement  of  assets  and  liabilities  of
SecureDesigns  Variable Annuity  comprising the Equity,  Large Cap Value,  Money
Market,   Global,   Diversified  Income,  Large  Cap  Growth,   Enhanced  Index,
International,  Mid Cap Growth, Global Strategic Income,  Capital Growth, Global
Total Return,  Managed Asset Allocation,  Equity Income,  High Yield,  Small Cap
Value,  Social  Awareness,  Technology,  Mid Cap Value,  Main Street  Growth and
Income, Small Cap Growth, and Select 25 Subaccounts as of December 31, 2001, and
the related  statements of  operations  and changes in net assets for the period from January 2, 2001  (inception  date) to December 31,  2001.  These  financial statements are the  responsibility of Security Benefit Life Insurance  Company's management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2001, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all  material  respects,  the  financial  position  of each  of the  subaccounts constituting  SecureDesigns  Variable  Annuity at  December  31,  2001,  and the
results  of their  operations  and  changes  in their net  assets for the period described above in conformity with accounting  principles  generally accepted in the United States.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 1, 2002

                              SecureDesigns Variable Annuity
                           Statements of Assets and Liabilities
                                     December 31, 2001
                        (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                             LARGE CAP      MONEY                  DIVERSIFIED   LARGE CAP
                  EQUITY       VALUE        MARKET       GLOBAL       INCOME      GROWTH
                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                --------------------------------------------------------------------------
Assets:
 Mutual funds,
 at value.....    $1,298       $3,117       $4,057       $1,897       $4,535      $1,139
                --------------------------------------------------------------------------
Total assets..     1,298        3,117        4,057        1,897        4,535       1,139

Liabilities:
 Payable to
 SBL..........       ---         (25)          ---          ---          ---         ---
                --------------------------------------------------------------------------
Net assets....    $1,298       $3,092       $4,057       $1,897       $4,535      $1,139
                ==========================================================================
Units
 outstanding..   176,676      343,404      401,703      242,048      416,745     180,104

Unit value....    $ 7.36       $ 9.00       $10.13       $ 7.84       $10.89      $ 6.33

Mutual funds,
 at cost......    $1,277       $3,011       $4,039       $1,845       $4,510      $1,141
Mutual fund
 shares.......    58,045      167,669      332,544      300,599      397,840     168,754

                                                         GLOBAL                   GLOBAL
                 ENHANCED      INTER-      MID CAP     STRATEGIC     CAPITAL      TOTAL
                  INDEX       NATIONAL     GROWTH        INCOME      GROWTH       RETURN
                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                --------------------------------------------------------------------------
Assets:
 Mutual funds,
 at value.....    $1,406        $ 624       $3,062       $  548        $ 911      $ 196
                --------------------------------------------------------------------------
Total assets..     1,406          624        3,062          548          911        196

Liabilities:
 Payable to
 SBL..........       ---          ---         (25)          ---         (25)        ---
                --------------------------------------------------------------------------
Net assets....    $1,406        $ 624       $3,037       $  548        $ 886      $ 196
                ==========================================================================
Units
 outstanding..   192,600      102,552      364,122       53,912      137,498     25,696

Unit value....    $ 7.31        $6.09       $ 8.34       $10.17        $6.45      $7.62

Mutual funds,
 at cost......    $1,394        $ 630       $2,931       $  543        $ 908      $ 198
Mutual fund
 shares.......   163,101       79,835      126,937       55,952      133,138     22,246

                              SecureDesigns Variable Annuity
                     Statements of Assets and Liabilities (continued)
                       (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                             MANAGED
                              ASSET        EQUITY                  SMALL CAP     SOCIAL
                            ALLOCATION     INCOME     HIGH YIELD     VALUE      AWARENESS
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            --------------------------------------------------------------
Assets:
 Mutual funds, at value...     $ 907       $3,146        $ 866       $2,028       $ 451
                            --------------------------------------------------------------
Total assets..............       907        3,146          866        2,028         451

Liabilities:
 Payable to SBL...........       ---         (25)          ---          ---         ---
                            --------------------------------------------------------------
Net assets................     $ 907       $3,121        $ 866       $2,028       $ 451
                            ==============================================================

Units outstanding.........   103,760      287,273       47,057      164,868      65,355

Unit value................     $8.74       $10.87       $18.41       $12.30       $6.92

Mutual funds,  at cost....     $ 904       $3,103        $ 923       $1,938       $ 444
Mutual fund shares........    66,562      196,598       63,693      158,532      19,926

                                                     MAIN STREET
                                          MID CAP       GROWTH     SMALL CAP
                            TECHNOLOGY     VALUE      AND INCOME     GROWTH     SELECT 25
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            --------------------------------------------------------------
Assets:
 Mutual funds, at value...     $ 450       $3,559       $2,164       $1,268        $ 997
                            --------------------------------------------------------------
Total assets..............       450        3,559        2,164        1,268          997

Liabilities:
Payable to SBL............       ---          ---          ---          ---          ---
                            --------------------------------------------------------------
Net assets................     $ 450       $3,559       $2,164       $1,268        $ 997
                            ==============================================================

Units outstanding.........   103,185      292,715      142,304      234,506      133,791

Unit value................     $4.37       $12.16       $15.21       $ 5.40        $7.47

Mutual funds, at cost.....     $ 425       $3,365       $2,174       $1,240        $ 938
Mutual fund shares........    96,864      151,523      267,139      100,164      106,685

SEE ACCOMPANYING NOTES.

                              SecureDesigns Variable Annuity
                                 Statements of Operations
             Period From January 2, 2001 (Inception Date) to December 31, 2001
                                      (IN THOUSANDS)

                                LARGE CAP     MONEY                DIVERSIFIED  LARGE CAP
                      EQUITY      VALUE       MARKET      GLOBAL      INCOME      GROWTH
                    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                    ----------------------------------------------------------------------
Net investment
(loss) income:
 Dividend
  distributions....   $---        $---        $  2        $---        $---        $---
 Expenses:
   Mortality and
    expense risk
    fee............     (3)         (6)        (12)         (4)         (8)         (3)
   Administrative
    fee............    ---          (1)         (2)         (1)         (1)        ---
                    ----------------------------------------------------------------------
Net investment
(loss) income......     (3)         (7)        (12)         (5)         (9)         (3)

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....      4         ---         ---           1         ---         ---
 Realized (loss)
  gain on sale of
  fund shares......    (23)         (9)         25         (16)         25          (3)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........     21         106          18          52          25          (2)
                    ----------------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......      2          97          43          37          50          (5)
                    ----------------------------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations...   $ (1)       $ 90        $ 31        $ 32        $ 41        $ (8)
                    ======================================================================

                                                          GLOBAL                  GLOBAL
                     ENHANCED     INTER-     MID CAP    STRATEGIC    CAPITAL       TOTAL
                      INDEX      NATIONAL     GROWTH      INCOME      GROWTH      RETURN
                    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                    ----------------------------------------------------------------------
Net investment
(loss) income:
 Dividend
  distributions....    $---       $ ---       $ ---       $---        $---         $---
 Expenses:
  Mortality and
   expense risk
   fee.............      (2)         (1)         (7)        (1)         (2)          (1)
  Administrative
   fee.............     ---         ---          (1)       ---         ---          ---
                    ----------------------------------------------------------------------
Net investment
(loss) income......      (2)         (1)         (8)        (1)         (2)          (1)

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....     ---         ---           1        ---         ---          ---
 Realized (loss)
  gain on sale of
  fund shares......      (3)         (3)        (25)         4          (2)          (2)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........      12          (6)        131          5           3           (2)
                    ----------------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......       9          (9)        107          9           1           (4)
                    ----------------------------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations...    $  7        $(10)      $  99       $  8        $ (1)        $ (5)
                    ======================================================================

                              SecureDesigns Variable Annuity
                           Statements of Operations (continued)
                                      (IN THOUSANDS)

                             MANAGED
                              ASSET        EQUITY                  SMALL CAP      SOCIAL
                            ALLOCATION     INCOME     HIGH YIELD     VALUE      AWARENESS
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            --------------------------------------------------------------
Net investment
(loss) income:
 Dividend
  distributions...........    $---          $---         $ 76         $---        $---
 Expenses:
  Mortality and
   expense risk
   fee....................      (2)           (6)          (2)          (4)         (1)
  Administrative
   fee....................     ---            (1)         ---           (1)        ---
                            --------------------------------------------------------------
Net investment
(loss) income.............      (2)           (7)          74           (5)         (1)

Net realized and
 unrealized gain (loss)
 on investments:
 Capital gains
  distributions...........     ---           ---          ---           33         ---
 Realized (loss)
  gain on sale of
  fund shares.............      (2)           (2)         (11)         (15)         (2)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period..................       3            43          (57)          90           7
                            --------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments..............       1            41          (68)         108           5
                            --------------------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations..........    $ (1)         $ 34         $  6         $103        $  4
                            =============================================================

                                                        MAIN
                                                        STREET
                                          MID CAP     GROWTH AND   SMALL CAP
                            TECHNOLOGY     VALUE        INCOME       GROWTH     SELECT 25
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            --------------------------------------------------------------
Net investment
(loss) income:
 Dividend
  distributions...........     $---        $---         $  3          $---         $---
 Expenses:
  Mortality and
   expense risk
   fee....................       (1)         (7)          (4)           (2)          (2)
  Administrative
   fee....................      ---          (1)          (1)           (1)         ---
                            --------------------------------------------------------------
Net investment
loss) income..............       (1)         (8)          (2)           (3)          (2)

Net realized and
 unrealized gain (loss)
 on investments:
 Capital gains
  distributions...........      ---         ---          ---           ---          ---
 Realized (loss)
  gain on sale of
  fund shares.............        1         (26)          (1)          (17)          (5)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the period.......       25         194          (10)           28           59
                            --------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments..............       26         168          (11)           11           54
                            --------------------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations..........     $ 25        $160         $(13)         $  8         $ 52
                            ==============================================================

SEE ACCOMPANYING NOTES.

                              SecureDesigns Variable Annuity
                            Statements of Changes in Net Assets
             Period From January 2, 2001 (Inception Date) to December 31, 2001
                                      (IN THOUSANDS)

                                LARGE CAP     MONEY                DIVERSIFIED  LARGE CAP
                      EQUITY      VALUE       MARKET      GLOBAL      INCOME      GROWTH
                    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                    ----------------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   (loss) income...   $   (3)     $   (7)      $ (12)     $   (5)    $   (9)      $   (3)
  Capital gains
   distributions...        4         ---         ---           1        ---          ---
  Realized (loss)
   gain on sale
   of fund shares..      (23)         (9)         25         (16)        25           (3)
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........       21         106          18          52         25           (2)
                    ----------------------------------------------------------------------
  Net (decrease)
   increase in
   net assets from
   operations......       (1)         90          31          32         41           (8)

  From
  contractholder
  transactions:
   Variable annuity
    deposits.......    1,212       2,776       7,007       1,683      4,859        1,065
   Contractholder
    maintenance
    charges........       (2)         (5)        (10)         (3)        (6)          (2)
   Terminations and
    withdrawals....      (12)         (5)       (182)        (59)       (50)          (4)
   Transfers
    between
    subaccounts,
    net............      101         236      (2,789)        244       (309)          88
                    ----------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets from
   contractholder
   transactions....    1,299       3,002       4,026       1,865      4,494        1,147
                    ----------------------------------------------------------------------
Net increase
 (decrease) in
 net assets........    1,298       3,092       4,057       1,897      4,535        1,139
Net assets at
 beginning of
 period............     ---         ---         ---         ---        ---          ---
                    ----------------------------------------------------------------------
Net assets at end
 of period.........   $1,298      $3,092      $4,057      $1,897     $4,535       $1,139
                    ======================================================================

                                                          GLOBAL                  GLOBAL
                     ENHANCED     INTER-     MID CAP    STRATEGIC    CAPITAL      TOTAL
                      INDEX      NATIONAL     GROWTH      INCOME      GROWTH      RETURN
                    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                    ----------------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   (loss) income...    $   (2)     $ (1)      $  (8)       $ (1)       $ (2)       $ (1)
  Capital gains
   distributions...       ---       ---           1         ---         ---         ---
  Realized (loss)
   gain on sale
   of fund shares..        (3)       (3)        (25)          4          (2)         (2)
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........        12        (6)        131           5           3          (2)
                    ----------------------------------------------------------------------
  Net (decrease)
   increase in
   net assets from
   operations......         7       (10)         99           8          (1)         (5)

  From
  contractholder
  transactions:
   Variable annuity
    deposits.......       881       534       2,650         638         814         179
   Contractholder
    maintenance
    charges........        (2)       (1)         (5)        ---          (1)        ---
   Terminations and
    withdrawals....        (4)      (15)        (70)        (20)        (10)         (1)
   Transfers
    between
    subaccounts,
    net............       524       116         363         (78)         84          23
                    ----------------------------------------------------------------------
 Net increase
  (decrease) in net
  assets from
  contractholder
  transactions.....     1,399       634        2,938        540         887         201
                    ----------------------------------------------------------------------
Net increase
 (decrease) in net
 assets............     1,406       624        3,037        548         886         196
Net assets at
 beginning of
 period............       ---       ---          ---        ---         ---         ---
                    ----------------------------------------------------------------------
Net assets at end
 of period.........    $1,406      $624       $3,037       $548        $886        $196
                    ======================================================================

                              SecureDesigns Variable Annuity
                      Statements of Changes in Net Assets (continued)
                                      (IN THOUSANDS)

                            MANAGED
                             ASSET        EQUITY                    SMALL        SOCIAL
                           ALLOCATION     INCOME     HIGH YIELD   CAP VALUE    AWARENESS
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                           ---------------------------------------------------------------
Increase (decrease) in
net assets:
 From operations:
  Net investment (loss)
   income...............     $ (2)       $   (7)       $ 74         $   (5)        $ (1)
  Capital gains
   distributions........      ---           ---         ---             33          ---
  Realized (loss) gain
   on sale of fund
   shares...............       (2)           (2)        (11)           (15)          (2)
  Change in unrealized
   appreciation/
   depreciation on
   investments during
   the period...........        3            43         (57)            90            7
                           ---------------------------------------------------------------
  Net (decrease)
   increase in net
   assets from
   operations...........       (1)           34           6            103            4

 From
 contractholder
 transactions:
  Variable annuity
   deposits.............      933         2,965         953          1,485          441
  Contractholder
   maintenance charges..       (1)           (5)         (2)            (4)          (1)
  Terminations and
   withdrawals..........      (73)          (95)       (371)           (47)         (32)
  Transfers between
   subaccounts, net.....       49           222         280            491           39
                           ---------------------------------------------------------------
  Net increase
   (decrease) in net
   assets from
   contractholder
   transactions.........      908         3,087         860         1,925           447
                           ---------------------------------------------------------------
Net increase (decrease)
 in net assets..........      907         3,121         866         2,028           451
Net assets at beginning
 of period..............      ---           ---         ---           ---           ---
                           ---------------------------------------------------------------
Net assets at end
 of period..............     $907        $3,121        $866        $2,028          $451
                           ===============================================================

                                                        MAIN
                                                       STREET
                                         MID CAP     GROWTH AND   SMALL CAP
                           TECHNOLOGY     VALUE        INCOME       GROWTH      SELECT 25
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                           ---------------------------------------------------------------
Increase (decrease) in
net assets:
 From operations:
  Net investment (loss)
   income...............     $ (1)        $   (8)      $   (2)     $   (3)        $ (2)
  Capital gains
   distributions........      ---            ---          ---         ---          ---
  Realized (loss) gain
   on sale of fund
   shares...............        1            (26)          (1)        (17)          (5)
  Change in unrealized
   appreciation/
   depreciation on
   investments during
   the period...........       25            194          (10)         28           59
                           ---------------------------------------------------------------
 Net (decrease) increase
  in net assets from
  operations............       25            160          (13)          8           52

 From contractholder
  transactions:
  Variable annuity
   deposits.............      315          2,863        2,071       1,039          727
  Contractholder
   maintenance charges..       (1)            (7)          (3)         (2)          (2)
  Terminations and
   withdrawals..........       (1)           (67)         (11)         (6)          (6)
  Transfers between
   subaccounts, net.....      112            610          120         229          226
                                        --------------------------------------------------
Net increase (decrease)
 in net assets from
 contractholder
 transactions...........      425          3,399        2,177       1,260          945
                                        --------------------------------------------------
Net increase (decrease)
 in net assets..........      450          3,559        2,164       1,268          997
Net assets at beginning
 of period..............      ---            ---          ---         ---          ---
                                        --------------------------------------------------
Net assets at end
 of period..............     $450         $3,559       $2,164      $1,268         $997
                           ===============================================================

SEE ACCOMPANYING NOTES.

                         SecureDesigns Variable Annuity
                          Notes to Financial Statements
                                December 31, 2001

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- SecureDesigns Variable Annuity (SecureDesigns) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company
    (SBL).  Purchase  payments for SecureDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account),  a separate  account of SBL.  The Account is  registered  as a unit  investment trust  under  the  Investment  Company  Act of 1940,  as  amended.  Deposits received by the Account for  SecureDesigns  are  invested in the SBL Fund, a mutual  fund not  otherwise  available  to the  public.  As  directed by the owners,  amounts may be invested in a  designated  series of the SBL Fund as follows:

        SUBACCOUNT                         SERIES OF THE SBL FUND
    ----------------------------------------------------------------------------
    Equity....................   Series A (Equity Series)
    Large Cap Value...........   Series B (Large Cap Value Series)
    Money Market..............   Series C (Money Market Series)
    Global....................   Series D (Global Series)
    Diversified Income........   Series E (Diversified Income Series)
    Large Cap Growth..........   Series G (Large Cap Growth Series)
    Enhanced Index............   Series H (Enhanced Index Series)
    International.............   Series I (International Series)
    Mid Cap Growth............   Series J (Mid Cap Growth Series)
    Global Strategic Income...   Series K (Global Strategic Income Series)
    Capital Growth............   Series L (Capital Growth Series)
    Global Total Return.......   Series M (Global Total Return Series)
    Managed Asset Allocation..   Series N (Managed Asset Allocation Series)
    Equity Income.............   Series O (Equity Income Series)
    High Yield................   Series P (High Yield Series)
    Small Cap Value...........   Series Q (Small Cap Value Series)
    Social Awareness..........   Series S (Social Awareness Series)
    Technology................   Series T (Technology Series)
    Mid Cap Value.............   Series V (Mid Cap Value Series)
    Main Street Growth
      and Income..............   Series W (Main Street Growth and Income Series)
    Small Cap Growth..........   Series X (Small Cap Growth Series)
    Select 25.................   Series Y (Select 25 Series)

    The financial  information set forth herein includes only the amounts in the
    Account Supporting SecureDesigns. SecureDesigns was first offered on January
    2, 2001.

    Under  applicable  insurance law, the assets and  liabilities of the Account are  clearly  identified  and  distinguished  from  SBL's  other  assets and liabilities.  The portion of the Account's assets applicable to the variable annuity  contracts is not  chargeable  with  liabilities  arising out of any other business SBL may conduct.

    Under the terms of the investment advisory contracts,  investment portfolios of the underlying mutual funds are managed by Security  Management  Company,
    LLC (SMC), a limited  liability company  controlled by its members,  SBL and
    Security Benefit Group, Inc., a wholly owned subsidiary of SBL.

    SMC has engaged Dreyfus Corporation to provide subadvisory  services for the
    Large Cap Value  Series;  Oppenheimer  Funds,  Inc.  to provide  subadvisory services for the Global Series and the Main Street Growth and Income Series;
    Deutsche  Asset  Management,  Inc. to provide  subadvisory  services for the
    Enhanced  Index  Series  and  the   International   Series;  T.  Rowe  Price
    Associates,  Inc. to provide  subadvisory  services  for the  Managed  Asset
    Allocation  Series  and the  Equity  Income  Series;  Wellington  Management
    Company LLP to provide subadvisory  services for the Global Strategic Income
    Series,  the Global Total Return  Series,  and the  Technology  Series;  and
    Alliance Capital Management to provide subadvisory  services for the Capital
    Growth  Series;  Strong  Capital  Management,  Inc.  to provide  subadvisory services for the Small Cap Value Series and the Small Cap Growth Series.

    INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the statement of assets and  liabilities at market value (net asset value of the underlying  mutual fund).  Investment  transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

    The cost of investments purchased and proceeds from investments sold for the period from  January 2, 2001  (inception  date) to December 31, 2001 were as follows:

                                                    COST OF       PROCEEDS
        SUBACCOUNT                                 PURCHASES     FROM SALES
        -------------------------------------------------------------------
                                                        (IN THOUSANDS)

        Equity.................................     $ 1,620        $  320
        Large Cap Value........................       3,284           264
        Money Market...........................      10,376         6,362
        Global.................................       2,226           365
        Diversified Income.....................       6,786         2,301
        Large Cap Growth.......................       1,243            99
        Enhanced Index.........................       3,864         2,467
        International..........................         664            31
        Mid Cap Growth.........................       3,278           322
        Global Strategic Income................       1,310           771
        Capital Growth.........................         974            64
        Global Total Return....................         245            45
        Managed Asset Allocation...............       1,032           126
        Equity Income..........................       3,440           335
        High Yield.............................       2,044         1,110
        Small Cap Value........................       3,161         1,208
        Social Awareness.......................         515            69
        Technology.............................         455            31
        Mid Cap Value..........................       5,437         2,046
        Main Street Growth and Income..........       2,224            49
        Small Cap Growth.......................       1,709           452
        Select 25..............................       1,466           523

    ANNUITY RESERVES -- As of December 31, 2001,  annuity reserves have not been established  as there  are no  contracts  that have  matured  and are in the payout  stage.  Such  reserves  would be computed on the basis of  published mortality  tables using assumed interest rates that will provide reserves as prescribed  by law.  In cases  where  the  payout  option  selected  is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the
    Account.

    REINVESTMENT OF DIVIDENDS -- Dividend and capital gains  distributions  paid by the mutual fund to the Account are  reinvested  in  additional  shares of each respective fund.  Dividend income and capital gains  distributions  are recorded as income on the ex-dividend date.

    FEDERAL  INCOME TAXES -- The  operations  of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal  Revenue Code (IRC).  Under the current provisions of the IRC, SBL does not expect to incur federal  income taxes on the earnings of the Account to the extent the  earnings  are credited  under contracts.  Based on this, no charge is being made  currently to the Account for federal income taxes.  SBL will review  periodically  the status of this policy  in the  event of  changes  in the tax law.  A charge  may be made in future years for any federal income taxes that would be  attributable to the contracts.

    USE OF ESTIMATES -- The  preparation  of financial  statements in conformity with accounting  principles generally accepted in the United States requires management  to make  estimates  and  assumptions  that  affect  the  amounts reported in the financial  statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL deducts a daily  administrative  charge  equivalent to an annual rate of
    0.15% of the average  daily net asset  value.  Additionally,  SBL deducts an account administration charge of $30 annually,  except for certain contracts based on a minimum  account  value and the period of time the  contract  has been  in  force.  The  mortality  and  expense  risks  assumed  by  SBL  are compensated  for by a fee equivalent to an annual rate ranging from 0.60% to
    0.85% of the average daily net assets.  Additionally,  SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

    When  applicable,  an amount for state premium taxes is deducted as provided by  pertinent  state law either  from  purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

    The  changes  in units  outstanding  for the  period  from  January  2, 2001
    (inception date) to December 31, 2001 were as follows:

                                             UNITS       UNITS        NET
        SUBACCOUNT                           ISSUED     REDEEMED    INCREASE
        --------------------------------------------------------------------
                                                     (IN THOUSANDS)

        Equity...........................      268         (91)        177
        Large Cap Value..................      456        (113)        343
        Money Market.....................    1,263        (861)        402
        Global...........................      338         (96)        242
        Diversified Income...............      762        (345)        417
        Large Cap Growth.................      232         (52)        180
        Enhanced Index...................      599        (406)        193
        International....................      125         (22)        103
        Mid Cap Growth...................      494        (130)        364
        Global Strategic Income..........      153         (99)         54
        Capital Growth...................      193         (56)        137
        Global Total Return..............       37         (11)         26
        Managed Asset Allocation.........      159         (55)        104
        Equity Income....................      384         (97)        287
        High Yield.......................      135         (88)         47
        Small Cap Value..................      321        (156)        165
        Social Awareness.................       88         (23)         65
        Technology.......................      131         (28)        103
        Mid Cap Value....................      557        (264)        293
        Main Street Growth and Income....      175         (33)        142
        Small Cap Growth.................      388        (153)        235
        Select 25........................      228         (94)        134

4.  UNIT VALUES

    A summary of units  outstanding,  unit values,  net assets,  expense ratios, investment  income  ratios,  and total  return  ratios for the  period  from
    January 2, 2001 (inception date) to December 31, 2001 follows:

                EQUITY
                   Units .............................    176,676
                   Unit value ........................      $7.36
                   Net assets (000s) .................     $1,298
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........      0.01%
                   Total return*** ...................   (12.38)%

                LARGE CAP VALUE
                   Units .............................    343,404
                   Unit value ........................      $9.00
                   Net assets (000s) .................     $3,092
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........      0.01%
                   Total return*** ...................    (7.88)%

                MONEY MARKET
                   Units .............................    401,703
                   Unit value ........................     $10.13
                   Net assets (000s) .................     $4,057
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........      0.07%
                   Total return*** ...................    (0.30)%

                GLOBAL
                   Units .............................    242,048
                   Unit value ........................      $7.84
                   Net assets (000s) .................     $1,897
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................   (13.75)%

                DIVERSIFIED INCOME
                   Units .............................    416,745
                   Unit value ........................     $10.89
                   Net assets (000s) .................     $4,535
                   Ratio of expenses to net assets* ..       0.75
                   Investment income ratio** .........       ---%
                   Total return*** ...................      2.35%

                LARGE CAP GROWTH
                   Units .............................    180,104
                   Unit value ........................      $6.33
                   Net assets (000s) .................     $1,139
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................   (14.34)%

                ENHANCED INDEX
                   Units .............................    192,600
                   Unit value ........................      $7.31
                   Net assets (000s) .................     $1,406
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................   (13.70)%

                INTERNATIONAL
                   Units .............................    102,552
                   Unit value ........................      $6.09
                   Net assets (000s) .................      $ 624
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................   (26.80)%

                MID CAP GROWTH
                   Units .............................    364,122
                   Unit value ........................      $8.34
                   Net assets (000s) .................     $3,037
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................   (13.84)%

                GLOBAL STRATEGIC INCOME
                   Units .............................     53,912
                   Unit value ........................     $10.17
                   Net assets (000s) .................      $ 548
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................      1.80%

                CAPITAL GROWTH
                   Units .............................    137,498
                   Unit value ........................      $6.45
                   Net assets (000s) .................      $ 886
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................   (14.00)%

                GLOBAL TOTAL RETURN
                   Units .............................     25,696
                   Unit value ........................      $7.62
                   Net assets (000s) .................      $ 196
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................   (15.24)%

                MANAGED ASSET ALLOCATION
                   Units .............................    103,760
                   Unit value ........................      $8.74
                   Net assets (000s) .................      $ 907
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................    (7.71)%

                EQUITY INCOME
                   Units .............................    287,273
                   Unit value ........................     $10.87
                   Net assets (000s) .................     $3,121
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................    (1.98)%

                HIGH YIELD
                   Units .............................     47,057
                   Unit value ........................     $18.41
                   Net assets (000s) .................      $ 866
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........     17.68%
                   Total return*** ...................      0.22%

                SMALL CAP VALUE
                   Units .............................    164,868
                   Unit value ........................     $12.30
                   Net assets (000s) .................     $2,028
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................     19.53%

                SOCIAL AWARENESS
                   Units .............................     65,355
                   Unit value ........................      $6.92
                   Net assets (000s) .................      $ 451
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................   (13.72)%

                TECHNOLOGY
                   Units .............................    103,185
                   Unit value ........................      $4.37
                   Net assets (000s) .................      $ 450
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................   (19.52)%

                MID CAP VALUE
                   Units .............................    292,715
                   Unit value ........................     $12.16
                   Net assets (000s) .................     $3,559
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................      9.25%

                MAIN STREET GROWTH AND INCOME
                   Units .............................    142,304
                   Unit value ........................     $15.21
                   Net assets (000s) .................     $2,164
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........      0.24%
                   Total return*** ...................   (10.79)%

                SMALL CAP GROWTH
                   Units .............................    234,506
                   Unit value ........................      $5.40
                   Net assets (000s) .................     $1,268
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................   (24.37)%

                SELECT 25
                   Units .............................    133,791
                   Unit value ........................      $7.47
                   Net assets (000s) .................      $ 997
                   Ratio of expenses to net assets* ..      0.75%
                   Investment income ratio** .........       ---%
                   Total return*** ...................   (10.00)%

      *These ratios represent the annualized  contract  expenses of the Account, consisting  primarily of mortality and expense  charges,  for each period indicated. The ratios include only those expenses that result in a direct reduction  to unit  values.  Charges  made  directly  to  contract  owner accounts  through the  redemption of units and expenses of the underlying fund are excluded.

     **These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager,  divided by the average net assets.  These ratios  exclude  those  expenses,  such as  mortality  and expense charges, that result in direct reductions in the unit values. The recognition  of  investment  income by the  subaccount is affected by the timing of the  declaration of dividends by the  underlying  fund in which the subaccounts invest.

    ***These  amounts  represent  the total  return for the  periods  indicated, including  changes  in the  value of the  underlying  fund,  and  reflect deductions for all items included in the expense ratio.  The total return does not include any expenses  assessed  through the redemption of units;
       inclusion  of  these  expenses  in  the  calculation  would  result  in a reduction in the total return  presented.  The total return is calculated for the period from  January 2, 2001  (inception  date) to  December  31,
       2001.

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                              Financial Statements

         Period From July 2, 2001 (Inception Date) to December 31, 2001

                                    CONTENTS

                                                                           PAGE

Report of Independent Auditors...........................................    11

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners of Variable Annuity of
Security Benefit Life Insurance Company and
The Board of Directors of Security Benefit Life Insurance Company

We have  audited  the  accompanying  statements  of assets  and  liabilities  of
Variable Annuity of Security Benefit Life Insurance Company,  comprising the AIM
Basic Value, AIM Mid Cap Equity, AIM Small Cap Growth,  AIM Blue Chip,  American
Century  Heritage,  American  Century  Select,  American  Century Equity Income,
American  Century  International  Growth,  Calamos Growth,  Calamos  Convertible
Growth and  Income,  Dreyfus  Appreciation,  Dreyfus  Premier  Strategic  Value,
Dreyfus  Midcap Value,  Dreyfus  General Money  Market,  Fidelity  Advisor Value
Strategies, Fidelity Advisor Dividend Growth, Fidelity Advisor Mid Cap, Fidelity
Advisor   International   Capital   Appreciation,   INVESCO  Dynamics,   INVESCO
Technology, Security Capital Preservation, Security Diversified Income, Security
Global,  Security  Equity,  Security  Large Cap Growth,  Security Mid Cap Value,
Security  Small Cap  Growth,  Security  Social  Awareness,  Security  Growth and
Income,  Security  Ultra,  Strong  Growth and Income,  Strong  Growth 20, Strong
Advisor  Small Cap Value,  Strong  Opportunity,  Van Kampen Equity  Income,  Van
Kampen Comstock, and Van Kampen Aggressive Growth subaccounts as of December 31,
2001, and the related statements of operations and changes in net assets for the period from July 2, 2001 (inception  date) to December 31, 2001. These financial statements are the  responsibility of Security Benefit Life Insurance  Company's management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2001, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all  material  respects,  the  financial  position  of each  of the  subaccounts constituting  Variable  Annuity of Security  Benefit Life  Insurance  Company at
December 31, 2001, and the results of their  operations and changes in their net assets for the period  described above in conformity with accounting  principles generally accepted in the United States.

                                                              Ernst & Young LLP

Kansas City, Missouri
February 1, 2002

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                      Statements of Assets and Liabilities

                                December 31, 2001

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                                      AIM                     AMERICAN
                          AIM        AIM MID         SMALL          AIM        CENTURY
                      BASIC VALUE   CAP EQUITY     CAP GROWTH    BLUE CHIP    HERITAGE
                       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                     -------------------------------------------------------------------
Assets:
   Mutual funds,
   at value........    $303.2         $48.6          $85.4         $75.7       $ 5.5
                     -------------------------------------------------------------------
Total assets.......     303.2          48.6           85.4          75.7         5.5
                     -------------------------------------------------------------------
Net assets.........    $303.2         $48.6          $85.4         $75.7       $ 5.5
                     ===================================================================
Units outstanding..    32,599         5,147          9,248         9,003         652

Unit value.........     $9.29         $9.44          $9.23         $8.40       $8.40

Mutual funds,
 at cost...........    $279.1         $46.8          $76.9         $72.4        $5.4
Mutual fund
 shares............    10,660         2,039          3,328         6,228         508

                                         AMERICAN          AMERICAN
                        AMERICAN         CENTURY           CENTURY
                        CENTURY           EQUITY        INTERNATIONAL      CALAMOS
                         SELECT           INCOME            GROWTH         GROWTH
                       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                      -------------------------------------------------------------
Assets:
   Mutual funds,
   at value........   $13.4              $65.6              $17.2           $323.5
                      -------------------------------------------------------------
Total assets.......    13.4               65.6               17.2            323.5
                      -------------------------------------------------------------
Net assets.........   $13.4              $65.6              $17.2           $323.5
                      =============================================================
Units outstanding..   1,562              6,302              2,116           35,400

Unit value.........   $8.60             $10.41              $8.12            $9.13

Mutual funds,
 at cost...........   $13.3              $63.2              $16.7           $298.7
Mutual fund
 shares............     366              9,189              2,160            8,651

                       CALAMOS                            DREYFUS
                     CONVERTIBLE                          PREMIER          DREYFUS
                     GROWTH AND         DREYFUS          STRATEGIC         MIDCAP
                      INCOME          APPRECIATION         VALUE            VALUE
                     SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                      --------------------------------------------------------------
Assets:
   Mutual funds,
   at value........   $188.9            $148.6              $13.6            $95.9
                      --------------------------------------------------------------
Total assets.......    188.9             148.6               13.6             95.9
                      --------------------------------------------------------------
Net assets.........   $188.9            $148.6              $13.6            $95.9
                      ==============================================================
Units outstanding..   19,412            16,424              1,387           10,151

Unit value.........    $9.72             $9.04              $9.80            $9.44

Mutual funds,
 at cost...........   $184.8            $145.7              $13.2            $88.1
Mutual fund
 shares............    8,006             3,909                587            3,646

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                Statements of Assets and Liabilities (continued)

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                       DREYFUS       FIDELITY           FIDELITY
                       GENERAL        ADVISOR            ADVISOR            FIDELITY
                        MONEY          VALUE             DIVIDEND           ADVISOR
                       MARKET        STRATEGIES           GROWTH            MID CAP
                      SUBACCOUNT     SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                      ---------------------------------------------------------------
Assets:
   Mutual funds,
 at value..........   $70.9             $130.1              $44.3            $67.7
                      ---------------------------------------------------------------
Total assets.......    70.9              130.1               44.3             67.7
                      ---------------------------------------------------------------
Net assets.........   $70.9             $130.1              $44.3            $67.7
                      ===============================================================
Units outstanding..   7,130             13,282              4,709            7,408

Unit value.........   $9.93              $9.79              $9.40            $9.14

Mutual funds,
 at cost...........   $70.9             $111.8              $41.8            $58.9
Mutual fund
 shares............  70,906              4,839              3,793            3,531

                        FIDELITY
                        ADVISOR
                      INTERNATIONAL                              SECURITY        SECURITY
                        CAPITAL       INVESCO      INVESCO       CAPITAL       DIVERSIFIED
                      APPRECIATION    DYNAMICS    TECHNOLOGY   PRESERVATION       INCOME
                       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                      --------------------------------------------------------------------
Assets:
   Mutual funds,
 at value..........    $5.8            $1.3          $37.6         $329.2      $154.2
                      --------------------------------------------------------------------
Total assets.......     5.8             1.3           37.6          329.2       154.2
                      --------------------------------------------------------------------
Net assets.........    $5.8            $1.3          $37.6         $329.2      $154.2
                      ====================================================================
Units outstanding..     637             166          5,353         32,546      15,149

Unit value.........   $9.12           $7.84          $7.02         $10.13      $10.21

Mutual funds,
 at cost...........    $5.3            $1.3          $32.2         $329.2      $156.5
Mutual fund
 shares............     468              82          1,161         32,918      32,600

                                                   SECURITY       SECURITY     SECURITY
                     SECURITY      SECURITY        LARGE CAP       MID CAP     SMALL CAP
                      GLOBAL        EQUITY          GROWTH          VALUE       GROWTH
                     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                     --------------------------------------------------------------------
Assets:
   Mutual funds,
   at value........   $222.5           $23.6          $14.6         $337.8      $10.6
                      -------------------------------------------------------------------
Total assets.......    222.5            23.6           14.6          337.8       10.6
                     --------------------------------------------------------------------
Net assets.........   $222.5           $23.6          $14.6         $337.8      $10.6
                      ===================================================================
Units outstanding..   24,741           2,621          1,644         34,205      1,216

Unit value.........    $8.99           $9.00          $8.86          $9.87      $8.66

Mutual funds,
 at cost...........   $205.9           $22.9          $13.5         $304.4       $9.9
Mutual fund
 shares............   17,455           3,339          2,154         15,683        919

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                Statements of Assets and Liabilities (continued)

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                      SECURITY       SECURITY                      STRONG
                       SOCIAL       GROWTH AND      SECURITY     GROWTH AND    STRONG
                      AWARENESS       INCOME          ULTRA        INCOME     GROWTH 20
                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                     -------------------------------------------------------------------
Assets:
   Mutual funds,
 at value...........  $52.9            $101.6         $118.6        $34.1       $ 92.1
                     -------------------------------------------------------------------
Total assets........   52.9             101.6          118.6         34.1         92.1
                     -------------------------------------------------------------------
Net assets..........  $52.9            $101.6         $118.6        $34.1       $ 92.1
                     ===================================================================
Units outstanding...  5,954            10,858         13,183        3,944       12,355

Unit value..........  $8.88             $9.35          $8.99        $8.64       $ 7.46

Mutual funds,
 at cost............  $52.5             $98.2         $105.3        $34.1        $88.9
Mutual fund
 shares.............  2,645            17,040         11,025        1,689        6,267

                       STRONG
                       ADVISOR                     VAN KAMPEN                 VAN KAMPEN
                      SMALL CAP       STRONG         EQUITY     VAN KAMPEN     AGRESSIVE
                        VALUE       OPPORTUNITY      INCOME      COMSTOCK       GROWTH
                      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                      -------------------------------------------------------------------
Assets:
   Mutual funds,
 at value...........  $129.4           $41.8          $190.6        $350.5      $21.7
                      -------------------------------------------------------------------
Total assets........   129.4            41.8           190.6         350.5       21.7
                      -------------------------------------------------------------------
Net assets..........  $129.4           $41.8          $190.6        $350.5      $21.7
                      ===================================================================

Units outstanding...  13,385           4,610          19,794        39,034      2,834

Unit value..........   $9.66           $9.06           $9.63         $8.97      $7.67

Mutual funds,
 at cost............  $119.9           $39.6          $186.0        $356.3      $21.4
Mutual fund
 shares.............   6,416           1,074          25,550        22,351      1,621

SEE ACCOMPANYING NOTES.

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                            Statements of Operations

         Period From July 2, 2001 (Inception Date) to December 31, 2001

                                 (IN THOUSANDS)

                                AIM                       AIM                    AMERICAN
                               BASIC        AIM MID     SMALL CAP      AIM        CENTURY
                               VALUE      CAP EQUITY     GROWTH     BLUE CHIP    HERITAGE
                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                             -------------------------------------------------------------
Net investment
 (loss) income:
   Dividend distributions...    $ ---        $ ---        $ ---       $ ---        $ ---
   Expenses:
     Mortality and
      expense risk fee......    (0.5)          ---          ---         ---          ---
                             -------------------------------------------------------------
Net investment (loss)
 income.....................    (0.5)          ---          ---         ---          ---

Net realized and
 unrealized gain (loss)
 on investments:
   Capital gains
    distributions...........      ---          0.5          ---         ---          ---
   Realized (loss) gain
    on sale of fund shares..    (2.9)          ---          ---         0.5          ---
   Change in unrealized
    appreciation/
    depreciation
    on investments
    during the period.......     24.1          1.9          8.6         3.3          0.1
                             -------------------------------------------------------------
Net realized
 and unrealized
 gain (loss) on
 investments................     21.2          2.4          8.6         3.8          0.1
                             -------------------------------------------------------------
Net increase in net
 assets resulting
 from operations............    $20.7         $2.4         $8.6        $3.8         $0.1
                             =============================================================

                                         AMERICAN     AMERICAN                   CALAMOS
                             AMERICAN    CENTURY       CENTURY                 CONVERTIBLE
                              CENTURY     EQUITY    INTERNATIONAL   CALAMOS     GROWTH AND
                              SELECT      INCOME        GROWTH       GROWTH       INCOME
                            SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                             -------------------------------------------------------------
Net investment
 (loss) income:
   Dividend distributions...    $ ---       $0.3         $ ---       $ ---          $2.4
   Expenses:
     Mortality and
     expense risk fee.......      ---        ---           ---       (0.6)         (0.3)
                             -------------------------------------------------------------
                             -------------------------------------------------------------
Net investment (loss)
 income.....................      ---        0.3           ---       (0.6)           2.1

Net realized and
 unrealized gain (loss)
 on investments:
   Capital gains
    distributions...........      ---        0.3           ---         ---           1.4
   Realized (loss) gain
    on sale of fund shares..      ---        ---           ---       (0.6)           ---
   Change in unrealized
    appreciation/
    depreciation
    on investments
    during the period.......      0.1        2.4           0.4        24.8           4.2
                             -------------------------------------------------------------
Net realized
 and unrealized
 gain (loss) on
 investments................      0.1        2.7           0.4        24.2           5.6
                             -------------------------------------------------------------
Net increase in net
 assets resulting
 from operations............     $0.1       $3.0          $0.4       $23.6          $7.7
                             =============================================================

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                      Statements of Operations (continued)

                                 (IN THOUSANDS)

                                                DREYFUS                      DREYFUS
                                                PREMIER       DREYFUS        GENERAL
                                DREYFUS        STRATEGIC      MIDCAP          MONEY
                             APPRECIATION        VALUE        VALUE           MARKET
                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             ---------------------------------------------------------
Net investment
 (loss) income:

   Dividend distributions...   $ 1.0              $ ---      $ ---           $ 0.3
   Expenses:
     Mortality and
     expense risk fee.......    (0.2)               ---       (0.1)           (0.1)
                             ---------------------------------------------------------
Net investment (loss)
 income.....................     0.8                ---       (0.1)            0.2

Net realized and
 unrealized gain (loss)
 on investments:
   Capital gains
    distributions...........     ---                0.2        5.4             ---
   Realized (loss) gain
    on sale of fund shares..     ---                0.1        ---             ---
   Change in unrealized
    appreciation/
    depreciation
    on investments
    during the period.......     2.9                0.4        7.8             ---
                             ---------------------------------------------------------
Net realized
 and unrealized
 gain (loss) on
 investments................     2.9                0.7       13.2             ---
                             ---------------------------------------------------------
Net increase in net
 assets resulting
 from operations............    $ 3.7               $0.7      $13.1            $0.2
                             =========================================================

                                                                             FIDELITY
                              FIDELITY         FIDELITY                       ADVISOR
                               ADVISOR          ADVISOR        FIDELITY    INTERNATIONAL
                                VALUE          DIVIDEND       ADVISOR         CAPITAL
                             STRATEGIES         GROWTH        MID CAP       APPRECIATION
                             SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                             -----------------------------------------------------------
Net investment
 (loss) income:
   Dividend distributions...  $ ---            $ ---             $ ---          $ ---
   Expenses:
     Mortality and
     expense risk fee.......   (0.2)             ---              (0.1)           ---
                             -----------------------------------------------------------
Net investment (loss)
 income.....................   (0.2)             ---              (0.1)           ---

Net realized and
 unrealized gain (loss)
 on investments:
   Capital gains
    distributions...........    0.4              ---               ---            ---
   Realized (loss) gain
    on sale of fund shares..    0.3              0.1               ---            ---
   Change in unrealized
    appreciation/
    depreciation on
    investments
    during the period.......   18.3              2.5               8.8            0.4
                             -----------------------------------------------------------
Net realized
 and unrealized
 gain (loss) on
 investments................   19.0              2.6               8.8            0.4
                             -----------------------------------------------------------
Net increase in net
 assets resulting
 from operations............   $18.8             $2.6              $8.7           $0.4
                             ===========================================================

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                      Statements of Operations (continued)

                                 (IN THOUSANDS)

                                                      SECURITY      SECURITY
                               INVESCO    INVESCO      CAPITAL     DIVERSIFIED   SECURITY
                              DYNAMICS   TECHNOLOGY  PRESERVATION     INCOME      GLOBAL
                             SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
                             -------------------------------------------------------------
Net investment
 (loss) income:
   Dividend distributions...     $---       $ ---       $ 3.5        $ 1.9        $ ---
   Expenses:
     Mortality and
     expense risk fee.......      ---         ---        (0.5)        (0.3)        (0.4)
                             -------------------------------------------------------------
Net investment (loss)
 income.....................      ---         ---         3.0          1.6         (0.4)

Net realized and
 unrealized gain (loss)
 on investments:
   Capital gains
    distributions...........      ---         ---         ---          ---          ---
   Realized (loss) gain
    on sale of fund shares..      ---         0.1         ---          ---          1.4
   Change in unrealized
    appreciation/
    depreciation on
    investments
    during the period.......     ---         5.3         ---         (2.3)        16.6
                             -------------------------------------------------------------
Net realized
 and unrealized
 gain (loss) on
 investments................     ---         5.4         ---         (2.3)        18.0
                             -------------------------------------------------------------
Net increase in net
 assets resulting
 from operations............    $---        $5.4       $ 3.0        $(0.7)       $17.6
                             =============================================================

                                           SECURITY     SECURITY     SECURITY    SECURITY
                              SECURITY     LARGE CAP    MID CAP      SMALL CAP    SOCIAL
                               EQUITY       GROWTH       VALUE        GROWTH    AWARENESS
                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                             -------------------------------------------------------------
Net investment
 (loss) income:
   Dividend distributions...    $ ---        $ ---       $ ---        $ ---        $ ---
   Expenses:                                                            ---
     Mortality and
     expense risk fee.......      ---          ---        (0.7)         ---          ---
                             -------------------------------------------------------------
Net investment (loss)
 income.....................      ---          ---        (0.7)         ---          ---

Net realized and
 unrealized gain (loss)
 on investments:
   Capital gains
    distributions...........      ---          ---         4.6          ---          ---
   Realized (loss) gain
    on sale of fund shares..      0.9          ---        (2.7)         ---          ---
   Change in unrealized
    appreciation/
    depreciation on
    investments
    during the period.......      0.7          1.1        33.4          0.6          0.4
                             -------------------------------------------------------------
Net realized
 and unrealized
 gain (loss) on
 investments................      1.6          1.1        35.3          0.6          0.4
                             -------------------------------------------------------------
Net increase in net
 assets resulting
 from operations............     $1.6         $1.1       $34.6         $0.6         $0.4
                             =============================================================

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                      Statements of Operations (continued)

                                 (IN THOUSANDS)

                              SECURITY                       STRONG
                               GROWTH        SECURITY        GROWTH        STRONG
                             AND INCOME       ULTRA        AND INCOME     GROWTH 20
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             -------------------------------------------------------
Net investment
 (loss) income:
   Dividend distributions...  $ 0.4          $ ---            $---         $---
   Expenses:
     Mortality and
      expense risk fee......   (0.1)          (0.2)            ---         (0.2)
                             -------------------------------------------------------
Net investment (loss)
 income.....................    0.3           (0.2)            ---         (0.2)

Net realized and
 unrealized gain (loss)
 on investments:
   Capital gains
    distributions...........    ---            0.6             ---          ---
   Realized (loss) gain
    on sale of fund shares..    0.6           (0.2)            ---          ---
   Change in unrealized
    appreciation/
    depreciation
    on investments
    during the period.......    3.3           13.4             ---          3.2
                             -------------------------------------------------------
Net realized
 and unrealized
 gain (loss) on investments.    3.9           13.8             ---          3.2
                             -------------------------------------------------------
Net increase in net
 assets resulting
 from operations............  $ 4.2          $13.6            $---        $ 3.0
                             =======================================================

                               STRONG
                               ADVISOR                VAN KAMPEN                VAN KAMPEN
                              SMALL CAP    STRONG       EQUITY     VAN KAMPEN   AGGRESSIVE
                                VALUE    OPPORTUNITY    INCOME     COMSTOCK       GROWTH
                             SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                             -------------------------------------------------------------
Net investment
 (loss) income:
   Dividend distributions... $ ---       $ ---        $ 1.5        $ 1.2        $ ---
   Expenses:
     Mortality and
      expense risk fee......  (0.3)        ---         (0.3)        (0.6)         ---
                             -------------------------------------------------------------
Net investment (loss)
 income.....................  (0.3)        ---          1.2          0.6          ---

Net realized and
 unrealized gain (loss)
 on investments:
   Capital gains
    distributions...........   0.2         0.9          1.2         14.0          ---
   Realized (loss) gain
    on sale of fund shares..  (0.2)        ---          0.6          0.3          ---
   Change in unrealized
    appreciation/
    depreciation
    on investments
    during the period.......   9.5         2.2          4.6         (5.8)         0.3
                             -------------------------------------------------------------
Net realized
 and unrealized
 gain (loss) on investments.   9.5         3.1          6.4          8.5          0.3
                             -------------------------------------------------------------
Net increase in net
 assets resulting
 from operations............  $9.2        $3.1         $7.6         $9.1         $0.3
                             =============================================================

SEE ACCOMPANYING NOTES.

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                       Statements of Changes in Net Assets

         Period From July 2, 2001 (Inception Date) to December 31, 2001

                                 (IN THOUSANDS)

                                 AIM         AIM         AIM                     AMERICAN
                                BASIC      MID CAP    SMALL CAP       AIM        CENTURY
                                VALUE      EQUITY      GROWTH      BLUE CHIP     HERITAGE
                             SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                             -------------------------------------------------------------
Increase in net assets:
   From operations:
     Net investment
     (loss) income.......... $ (0.5)     $ ---        $ ---        $ ---        $ ---
     Capital gains
      distributions.........    ---        0.5          ---          ---          ---
     Realized (loss) gain
      on sale of
      fund shares...........   (2.9)       ---          ---          0.5          ---
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period............   24.1        1.9          8.6          3.3          0.1
                             -------------------------------------------------------------
   Net increase in net
    assets from operations..   20.7        2.4          8.6          3.8          0.1

   From contractholder
    transactions:
     Variable annuity
      deposits..............  282.5       46.2         77.4         73.2          5.4
     Terminations and
      withdrawals...........    ---        ---         (0.6)        (1.3)         ---
     Transfers between
      subaccounts, net......    ---        ---          ---          ---          ---
                             -------------------------------------------------------------
   Net increase in net
    assets from
    contractholder
    transactions............  282.5       46.2         76.8         71.9          5.4
                             -------------------------------------------------------------
Net increase in net assets..  303.2       48.6         85.4         75.7          5.5
Net assets at beginning
 of period..................    ---        ---          ---          ---          ---
                             -------------------------------------------------------------
Net assets at end
 of period.................. $303.2      $48.6        $85.4        $75.7         $5.5
                             =============================================================

                                          AMERICAN      AMERICAN                  CALAMOS
                             AMERICAN     CENTURY        CENTURY               CONVERTIBLE
                              CENTURY      EQUITY    INTERNATIONAL   CALAMOS    GROWTH AND
                              SELECT       INCOME       GROWTH       GROWTH      INCOME
                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                            --------------------------------------------------------------
Increase in net assets:
   From operations:
     Net investment
      (loss) income......... $ ---        $0.3        $ ---        $ (0.6)       $ 2.1
     Capital gains
      distributions.........   ---         0.3          ---           ---          1.4
     Realized (loss) gain
      on sale of fund
      shares................   ---         ---          ---          (0.6)         ---
     Change in unrealized
      appreciation/
     depreciation on
     investments during
     the period.............   0.1         2.4          0.4          24.8          4.2
                             -------------------------------------------------------------
   Net increase in net
   assets from operations...   0.1         3.0          0.4          23.6          7.7

   From contractholder
    transactions:
     Variable annuity
      deposits..............  13.4        63.5         16.8         301.3        181.2
     Terminations and
      withdrawals...........   ---         ---          ---          (1.3)         ---
     Transfers between
      subaccounts, net......  (0.1)       (0.9)         ---          (0.1)         ---
                             -------------------------------------------------------------
   Net increase in net
    assets from
   contractholder
   transactions.............  13.3        62.6         16.8         299.9        181.2
                             -------------------------------------------------------------
Net increase in net assets..  13.4        65.6         17.2         323.5        188.9
Net assets at beginning
 of period..................   ---         ---          ---           ---          ---
                             -------------------------------------------------------------
Net assets at end
 of period.................. $13.4       $65.6        $17.2        $323.5       $188.9
                             =============================================================

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                                 (IN THOUSANDS)

                                                 DREYFUS                     DREYFUS
                                                PREMIER       DREYFUS        GENERAL
                                  DREYFUS       STRATEGIC      MIDCAP         MONEY
                               APPRECIATION       VALUE        VALUE          MARKET
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                               -------------------------------------------------------
Increase in net assets:
   From operations:
     Net investment
     (loss) income..........      $ 0.8          $ ---        $ (0.1)           $0.2
     Capital gains
      distributions.........        ---            0.2           5.4             ---
     Realized (loss) gain
      on sale of fund
      shares................        ---            0.1           ---             ---
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period............        2.9            0.4           7.8             ---
                             ---------------------------------------------------------
   Net increase in net
    assets from operations..        3.7            0.7          13.1             0.2

   From contractholder
    transactions:
     Variable annuity
      deposits..............      147.4           12.9          82.8            70.7
     Terminations and
      withdrawals...........       (2.5)           ---           ---             ---
     Transfers between
      subaccounts, net......        ---            ---           ---             ---
                             ---------------------------------------------------------
   Net increase in net
    assets from
    contractholder
    transactions............      144.9           12.9          82.8            70.7
                             ---------------------------------------------------------
Net increase in net assets..      148.6           13.6          95.9            70.9
Net assets at beginning
 of period..................        ---            ---           ---             ---
                             ---------------------------------------------------------
Net assets at end
 of period..................     $148.6          $13.6         $95.9           $70.9
                             =========================================================

                                                                            FIDELITY
                                FIDELITY       FIDELITY                     ADVISOR
                                ADVISOR        ADVISOR      FIDELITY      INTERNATIONAL
                                 VALUE         DIVIDEND      ADVISOR          CAPITAL
                               STRATEGIES       GROWTH       MID CAP      APPRECIATION
                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                             ---------------------------------------------------------
Increase in net assets:
   From operations:
     Net investment
      (loss) income.........     $ (0.2)       $ ---          $ (0.1)        $ ---
     Capital gains
      distributions.........        0.4          ---             ---           ---
     Realized (loss) gain
      on sale of fund
      shares................        0.3          0.1             ---           ---
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period............        8.3          2.5             8.8           0.4
                             ---------------------------------------------------------
   Net increase in net
    assets from operations..       18.8          2.6             8.7           0.4

   From contractholder
    transactions:
     Variable annuity
      deposits..............      112.0         41.7            59.0           5.4
     Terminations and
      withdrawals...........       (0.7)         ---             ---           ---
     Transfers between
      subaccounts, net.....        ---          ---             ---           ---
                             ---------------------------------------------------------
   Net increase in net
    assets from
    contractholder
    transactions............      111.3         41.7            59.0           5.4
                             ---------------------------------------------------------
Net increase in net
 assets.....................      130.1         44.3            67.7           5.8
Net assets at beginning
 of period..................        ---          ---             ---           ---
                             ---------------------------------------------------------
Net assets at end
 of period..................     $130.1        $44.3           $67.7          $5.8
                             =========================================================

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                                 (IN THOUSANDS)

                                                     SECURITY        SECURITY
                              INVESCO     INVESCO     CAPITAL      DIVERSIFIED   SECURITY
                             DYNAMICS   TECHNOLOGY  PRESERVATION     INCOME       GLOBAL
                            SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                            --------------------------------------------------------------
Increase in net assets:
   From operations:
     Net investment
      (loss) income......... $ ---       $ ---         $ 3.0        $ 1.6       $ (0.4)
     Capital gains
      distributions.........   ---         ---           ---          ---          ---
     Realized (loss) gain
      on sale of
      fund shares...........   ---         0.1           ---          ---          1.4
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period............   ---         5.3           ---         (2.3)        16.6
                             -------------------------------------------------------------
   Net increase in net
    assets from operations..   ---         5.4           3.0         (0.7)        17.6

   From contractholder
    transactions:
     Variable annuity
      deposits..............   1.3        32.8         336.1        153.7        207.4
     Terminations and
      withdrawals...........   ---        (0.6)          ---          ---         (2.5)
     Transfers between
      subaccounts, net......   ---         ---          (9.9)         1.2          ---
                             -------------------------------------------------------------
   Net increase in net
    assets from
    contractholder
    transactions............   1.3        32.2         326.2        154.9        204.9
                             -------------------------------------------------------------
Net increase in
 net assets.................   1.3        37.6         329.2        154.2        222.5
Net assets at beginning
 of period..................   ---         ---           ---          ---          ---
                             -------------------------------------------------------------
Net assets at end
 of period..................  $1.3       $37.6        $329.2       $154.2       $222.5
                             =============================================================

                                          SECURITY     SECURITY     SECURITY    SECURITY
                             SECURITY     LARGE CAP     MID CAP    SMALL CAP     SOCIAL
                              EQUITY       GROWTH        VALUE       GROWTH     AWARENESS
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            --------------------------------------------------------------
Increase in net assets:
   From operations:
     Net investment
      (loss) income......... $ ---       $ ---        $ (0.7)      $ ---         $ ---
     Capital gains
      distributions.........   ---         ---           4.6         ---           ---
     Realized (loss) gain
      on sale of fund
      shares................   0.9         ---          (2.7)        ---           ---
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period............   0.7         1.1          33.4         0.6           0.4
                             -------------------------------------------------------------
   Net increase in net
    assets from operations..   1.6         1.1          34.6         0.6           0.4

   From contractholder
    transactions:
     Variable annuity
      deposits..............  22.0        13.5         303.8        10.0          54.0
     Terminations and
      withdrawals...........   ---         ---          (0.1)        ---           ---
     Transfers between
      subaccounts, net......   ---         ---          (0.5)        ---          (1.5)
                             -------------------------------------------------------------
   Net increase in net
    assets from
    contractholder
    transactions............  22.0        13.5         303.2        10.0          52.5
                             -------------------------------------------------------------
Net increase in net assets..  23.6        14.6         337.8        10.6          52.9
Net assets at beginning
 of period..................   ---         ---           ---         ---           ---
                             -------------------------------------------------------------
Net assets at end
 of period.................. $23.6       $14.6        $337.8       $10.6         $52.9
                             =============================================================

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                                 (IN THOUSANDS)

                               SECURITY                        STRONG
                                GROWTH         SECURITY        GROWTH         STRONG
                              AND INCOME        ULTRA        AND INCOME     GROWTH 20
                              SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                             ---------------------------------------------------------
Increase in net assets:
   From operations:
     Net investment
      (loss) income.........     $ 0.3          $ (0.2)        $ ---        $ (0.2)
     Capital gains
      distributions.........       ---             0.6           ---           ---
     Realized (loss) gain
      on sale of fund
      shares................       0.6            (0.2)          ---           ---
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period............       3.3            13.4           ---           3.2
                             ---------------------------------------------------------
   Net increase in net
    assets from operations..       4.2            13.6           ---           3.0

   From contractholder
    transactions:
     Variable annuity
      deposits..............      99.0           105.0          35.7          89.1
     Terminations and
      withdrawals...........       ---             ---           ---           ---
     Transfers between
      subaccounts, net......      (1.6)            ---          (1.6)          ---
                             --------------------------------------------------------
   Net increase in net
    assets from
    contractholder
    transactions............      97.4           105.0          34.1          89.1
                             ---------------------------------------------------------
Net increase in net assets..     101.6           118.6          34.1          92.1
Net assets at beginning
 of period..................       ---             ---           ---           ---
                             ---------------------------------------------------------
Net assets at end
 of period..................    $101.6          $118.6         $34.1         $92.1
                             =========================================================

                               STRONG
                              ADVISOR                 VAN KAMPEN               VAN KAMPEN
                              SMALL CAP    STRONG       EQUITY     VAN KAMPEN   AGGRESSIVE
                                VALUE    OPPORTUNITY    INCOME      COMSTOCK      GROWTH
                             SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            --------------------------------------------------------------
Increase in net assets:
   From operations:
     Net investment
      (loss) income.........  $ (0.3)    $ ---         $ 1.2        $ 0.6       $ ---
     Capital gains
      distributions.........     0.2       0.9           1.2         14.0         ---
     Realized (loss) gain
      on sale of fund
      shares................    (0.2)      ---           0.6          0.3         ---
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period............     9.5       2.2           4.6         (5.8)        0.3
                             -------------------------------------------------------------
   Net increase in net
    assets from operations..     9.2       3.1           7.6          9.1         0.3

   From contractholder
    transactions:
     Variable annuity
      deposits..............   120.2      39.3         184.5        343.9        22.3
     Terminations and
      withdrawals...........     ---      (0.6)         (0.2)        (2.5)        ---
     Transfers between
      subaccounts, net......     ---       ---          (1.3)         ---        (0.9)
                             -------------------------------------------------------------
   Net increase in net
    assets from
    contractholder
    transactions............   120.2      38.7         183.0        341.4        21.4
                             -------------------------------------------------------------
Net increase in net
 assets.....................   129.4      41.8         190.6        350.5        21.7
Net assets at beginning
 of period..................     ---       ---           ---          ---         ---
                             -------------------------------------------------------------
Net assets at end
 of period..................  $129.4     $41.8        $190.6       $350.5       $21.7
                             =============================================================

SEE ACCOMPANYING NOTES.

                                Variable Annuity
                   of Security Benefit Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2001

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        ORGANIZATION  -- Variable  Annuity of Security  Benefit  Life  Insurance
        Company  (VASBL)  is a deferred  variable  annuity  contract  offered by
        Security  Benefit Life Insurance  Company (SBL).  Purchase  payments for
        VASBL are  allocated  to one or more of the  subaccounts  that  comprise
        Variable  Annuity Account XIV (the Account),  a separate account of SBL.
        The  Account  is  registered  as  a  unit  investment  trust  under  the
        Investment  Company Act of 1940,  as amended.  Deposits  received by the
        Account for VASBL are invested in AIM Growth Series,  AIM Equity Series,
        American Century  Investments,  Inc., Calamos Investment Trust,  Dreyfus
        Appreciation Fund, Inc., Dreyfus Growth and Value Funds, Inc.,  Fidelity
        Adviser Series I, INVESCO Stock Funds,  Inc., INVESCO Sector Funds, Inc.
        Security Income Fund,  Security Equity Fund,  Security Growth and Income
        Fund,  Security  Ultra Fund,  Strong  Conservative  Equity Funds,  Inc.,
        Strong Equity  Funds,  Inc.,  Van Kampen Equity Income Fund,  Van Kampen
        Comstock Fund, and Van Kampen Aggressive Growth Fund. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

        SUBACCOUNT                                        MUTUAL FUND

        -----------------------------------------------------------------------------

                                                          AIM Growth Series:
        AIM Basic Value.....................     AIM Basic Value Fund (Class A)
        AIM Mid Cap Equity..................     AIM Mid Cap Equity Fund (Class A)
        AIM Small Cap Growth................     AIM Small Cap Growth Fund (Class A)

                                              AIM Equity Series:
        AIM Blue Chip.......................     AIM Blue Chip Fund (Class A)

                                              American Century Investments, Inc.:
        American Century Heritage...........     American Century Heritage Fund
                                                  (Advisor Class)
        American Century Select.............     American Century Select Fund
                                                  (Advisor Class)
        American Century Equity Income......     American Century Equity Income
                                                  Fund (Advisor Class)
        American Century International
         Growth.............................     American Century International
                                                  Growth Fund (Advisor Class)

                                              Calamos Investment Trust:
        Calamos Growth......................     Calamos Growth Fund (Class A)
        Calamos Convertible Growth
         and Income.........................     Calamos Convertible Growth and
                                                  Income Fund (Class A)

        Dreyfus Appreciation................  Dreyfus Appreciation Fund, Inc.
                                                 (Class A)

                                              Dreyfus Growth and Value Funds, Inc.:
        Dreyfus Premier Strategic Value.....     Dreyfus Premier Strategic Value
                                                  Fund (Class A)
        Dreyfus Midcap Value................     Dreyfus Midcap Value Fund (Class A)
        Dreyfus General Money Market........     Dreyfus General Money Market Fund
                                                  (Class A)

                                              Fidelity Advisor Series I:
        Fidelity Advisor Value Strategies...     Fidelity Advisor Value Strategies
                                                  Fund (Class T)
        Fidelity Advisor Dividend Growth....     Fidelity Advisor Dividend Growth
                                                  Fund (Class T)
        Fidelity Advisor Mid Cap............     Fidelity Advisor Mid Cap Fund
                                                  (Class T)
        Fidelity Advisor International
         Capital Appreciation...............  Fidelity Advisor International Capital
                                                  Appreciation Fund (Class T)

                                              INVESCO Stock Funds, Inc.:
        INVESCO Dynamics....................     INVESCO Dynamics Fund (Class K)

                                              INVESCO Sector Funds, Inc.:
        INVESCO Technology..................     INVESCO Technology Fund (Class K)

                                              Security Income Fund:
        Security Capital Preservation.......     Security Capital Preservation Fund
                                                  (Class A)
        Security Diversified Income.........     Security Diversified Income Fund
                                                  (Class A)

                                              Security Equity Fund:
        Security Global.....................     Security Global Series (Class A)
        Security Equity.....................     Security Equity Series (Class A)
        Security Large Cap Growth...........     Security Large Cap Growth Series
                                                  (Class A)
        Security Mid Cap Value..............     Security Mid Cap Value Series
                                                  (Class A)
        Security Small Cap Growth...........     Security Small Cap Growth Series
                                                  (Class A)
        Security Social Awareness...........     Security Social Awareness Series
                                                  (Class A)

        Security Growth and Income..........  Security Growth and Income Fund

        Security Ultra......................  Security Ultra Fund

                                              Strong Conservative Equity Funds, Inc.:
        Strong Growth and Income............     Strong Growth and Income Fund
                                                  (Advisor Class)

                                              Strong Equity Funds, Inc.:
        Strong Growth 20....................     Strong Growth 20 Fund (Advisor
                                                  Class)
        Strong Advisor Small Cap Value......     Strong Advisor Small Cap Value
                                                  Fund (Advisor Class)
        Strong Opportunity..................     Strong Opportunity Fund
                                                  (Advisor Class)

        Van Kampen Equity Income............  Van Kampen Equity Income Fund (Class A)

        Van Kampen Comstock.................  Van Kampen Comstock Fund (Class A)

        Van Kampen Aggressive Growth........  Van Kampen Aggressive Growth Fund
                                                 (Class A)

        The financial  information set forth herein includes only the amounts in the Account supporting VASBL. VASBL was first offered on July 2, 2001.

        Under  applicable  insurance  law,  the  assets and  liabilities  of the
        Account are clearly identified and distinguished from SBL's other assets and liabilities.  The portion of the Account's assets  applicable to the variable annuity  contracts is not chargeable with  liabilities  arising out of any other business SBL may conduct.

        AIM Advisors, Inc. serves as investment advisor of AIM Basic Value Fund,
        AIM Mid Cap Equity Fund,  AIM Small Cap Growth  Fund,  and AIM Blue Chip
        Fund. American Century Investment Management,  Inc. serves as investment advisor of American Century Heritage Fund, American Century Select Fund,
        American Century Equity Income Fund, and American Century  International
        Growth Fund. Calamos Asset Management, Inc. serves as investment advisor of Calamos Growth Fund and Calamos  Convertible  Growth and Income Fund.
        The  Dreyfus   Corporation  serves  as  investment  advisor  of  Dreyfus
        Appreciation  Fund, Inc.,  Dreyfus Premier Strategic Value Fund, Dreyfus
        Midcap Value Fund,  and Dreyfus  General  Money  Market  Fund.  Fidelity
        Management & Research  Company serves as investment  advisor of Fidelity
        Advisor Value  Strategies  Fund,  Fidelity Advisor Dividend Growth Fund,
        Fidelity  Advisor  Mid Cap  Fund,  and  Fidelity  Advisor  International
        Capital   Appreciation   Fund.  INVESCO  Funds  Group,  Inc.  serves  as
        investment advisor of INVESCO Dynamics Fund and INVESCO Technology Fund.
        Deutsche Asset Management, Inc. serves as investment advisor of Security
        Capital Preservation Fund. Security Management Company, LLC (SMC) serves as  investment  advisor of Security  Diversified  Income Fund,  Security
        Global Series, Security Equity Series, Security Large Cap Growth Series,
        Security  Mid Cap  Value  Series,  Security  Small  Cap  Growth  Series,
        Security Social Awareness  Series,  Security Growth and Income Fund, and
        Security Ultra Fund. SMC has engaged  OppenheimerFunds,  Inc. to provide
        subadvisory   services  to  Security   Global  Series,   Strong  Capital
        Management,  Inc. to provide subadvisory  services to Security Small Cap
        Growth  Series,  and The  Dreyfus  Corporation  to  provide  subadvisory services to Security Growth and Income Fund. Strong Capital  Management,
        Inc.  serves as  investment  advisor of Strong  Growth and Income  Fund,
        Strong Growth 20 Fund,  Strong  Advisor Small Cap Value Fund, and Strong
        Opportunity Fund. Van Kampen Asset Management, Inc. serves as investment advisor of Van Kampen Equity Income Fund, Van Kampen  Comstock Fund, and
        Van Kampen Aggressive Growth Fund.

        INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the  statements  of assets and  liabilities  at market  value (net asset value  of the  underlying  mutual  fund).  Investment  transactions  are accounted for on the trade date.  Realized  gains and losses on sales of investments  are  determined  based on the average  cost of  investments sold.

        The cost of investments purchased and proceeds from investments sold for the period from July 2, 2001 (inception  date) to December 31, 2001 were as follows:

                                                        COST OF      PROCEEDS FROM
                      SUBACCOUNT                       PURCHASES         SALES
        ----------------------------------------------------------------------------
                                                            (IN THOUSANDS)

        AIM Basic Value............................        $311             $29
        AIM Mid Cap Equity.........................          47             ---
        AIM Small Cap Growth.......................          79               2
        AIM Blue Chip..............................          83              11
        American Century Heritage..................           5             ---
        American Century Select....................          13             ---
        American Century Equity Income.............          64               1
        American Century International Growth......          19               3
        Calamos Growth.............................         345              46
        Calamos Convertible Growth and Income......         197              12
        Dreyfus Appreciation.......................         148               2
        Dreyfus Premier Strategic Value............          13             ---
        Dreyfus Midcap Value.......................          89               1
        Dreyfus General Money Market...............          78               7
        Fidelity Advisor Value Strategies..........         114               2
        Fidelity Advisor Dividend Growth...........          47               5
        Fidelity Advisor Mid Cap...................          60               1
        Fidelity Advisor International
         Capital Appreciation......................           5             ---
        INVESCO Dynamics...........................           1             ---
        INVESCO Technology.........................          33               1
        Security Capital Preservation..............         336               7
        Security Diversified Income................         193              36
        Security Global............................         222              18
        Security Equity............................          34              12
        Security Large Cap Growth..................          14             ---
        Security Mid Cap Value.....................         334              27
        Security Small Cap Growth..................          10             ---
        Security Social Awareness..................          54               2
        Security Growth and Income.................         110              12
        Security Ultra.............................         110               5
        Strong Growth and Income...................          35               1
        Strong Growth 20...........................          96               7
        Strong Advisor Small Cap Value.............         122               2
        Strong Opportunity.........................          40               1
        Van Kampen Equity Income...................         204              18
        Van Kampen Comstock........................         364               8
        Van Kampen Aggressive Growth...............          22               1

        ANNUITY  RESERVES -- As of December 31, 2001,  annuity reserves have not been  established  because there are no contracts  that have matured and are in the payout stage. Such reserves would be computed on the basis of published  mortality  tables  using  assumed  interest  rates  that will provide  reserves as prescribed by law. In cases where the payout option selected is life contingent,  SBL periodically recalculates the required annuity  reserves,  and any resulting  adjustment  is either  charged or credited to SBL and not to the Account.

        REINVESTMENT  OF DIVIDENDS -- Dividend and capital  gains  distributions paid by the mutual  funds to the Account are  reinvested  in  additional shares of each  respective  Fund.  Dividend  income  and  capital  gains distributions are recorded as income on the ex-dividend date.

        FEDERAL  INCOME TAXES -- The  operations  of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal  Revenue Code (IRC).  Under the current  provisions of the IRC, SBL does not expect to incur federal income  taxes on the  earnings of the Account to the extent the earnings are credited  under  contracts.  Based on this,  no charge is being made currently  to the  Account  for federal  income  taxes.  SBL will review periodically  the  status of this  policy in the event of changes in the tax law. A charge  may be made in future  years for any  federal  income taxes that would be attributable to the contracts.

        USE  OF  ESTIMATES  --  The  preparation  of  financial   statements  in
        conformity with accounting  principles  generally accepted in the United
        States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
        Actual results could differ from those estimates.

2.      VARIABLE ANNUITY CONTRACT CHARGES

        SBL deducts a daily  administrative  charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, SBL deducts an account  administration  charge of $30  annually,  except for certain contracts  based on a minimum  account  value and the period of time the contract has been in force.  The  mortality and expense risks assumed by
        SBL are  compensated  for by a fee equivalent to an annual rate of 0.75%
        of the  average  daily net asset  value.  Additionally,  SBL  deducts an amount for each rider,  equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

        When applicable,  an amount for premium taxes is deducted as provided by pertinent  state law either  from  purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.      SUMMARY OF UNIT TRANSACTIONS

        The  changes  in units  outstanding  for the  period  from  July 2, 2001
(inception date) to December 31, 2001 were as follows:

                                                        UNITS        UNITS           NET
                                SUBACCOUNT              ISSUED      REDEEMED      INCREASE
        ----------------------------------------------------------------------------------
                                                                 (IN THOUSANDS)

        AIM Basic Value..........................         49          (16)            33
        AIM Mid Cap Equity.......................          6           (1)             5
        AIM Small Cap Growth.....................         12           (3)             9
        AIM Blue Chip............................         14           (5)             9
        American Century Heritage................          1          ---              1
        American Century Select..................          3           (1)             2
        American Century Equity Income...........          8           (2)             6
        American Century International Growth....          4           (2)             2
        Calamos Growth...........................         53          (18)            35
        Calamos Convertible Growth and Income....         29          (10)            19
        Dreyfus Appreciation.....................         27          (11)            16
        Dreyfus Premier Strategic Value..........          2           (1)             1
        Dreyfus Midcap Value.....................         15           (5)            10
        Dreyfus General Money Market.............         16           (9)             7
        Fidelity Advisor Value Strategies........         20           (7)            13
        Fidelity Advisor Dividend Growth.........          7           (2)             5
        Fidelity Advisor Mid Cap.................          9           (2)             7
        Fidelity Advisor International
         Capital Appreciation....................          1          ---              1
        INVESCO Technology.......................          6           (1)             5
        Security Capital Preservation............         56          (23)            33
        Security Diversified Income..............         26          (11)            15
        Security Global..........................         41          (16)            25
        Security Equity..........................          4           (1)             3
        Security Large Cap Growth................          2          ---              2
        Security Mid Cap Value...................         51          (17)            34
        Security Small Cap Growth................          2           (1)             1
        Security Social Awareness................          6          ---              6
        Security Growth and Income...............         14           (4)            10
        Security Ultra...........................         19           (6)            13
        Strong Growth and Income.................          4          ---              4
        Strong Growth 20.........................         19           (6)            13
        Strong Advisor Small Cap Value...........         19           (5)            14
        Strong Opportunity.......................          6           (2)             4
        Van Kampen Equity Income.................         35          (15)            20
        Van Kampen Comstock......................         61          (22)            39
        Van Kampen Aggressive Growth.............          4           (1)             3

4.      UNIT VALUES

        A summary of units outstanding, unit values, net assets, expense ratios, investment  income  ratios,  and total return ratios for the period from
        July 2, 2001 (inception date) to December 31, 2001 follows:

        AIM BASIC VALUE
           Units.................................     32,599
           Unit value............................      $9.29
           Net assets (000s).....................     $303.2
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      0.01%
           Total return***.......................    (8.20)%

        AIM MID CAP EQUITY
           Units.................................      5,147
           Unit value............................      $9.44
           Net assets (000s).....................      $48.6
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      0.13%
           Total return***.......................    (6.16)%

        AIM SMALL CAP GROWTH
           Units.................................      9,248
           Unit value............................      $9.23
           Net assets (000s).....................      $85.4
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................    (6.39)%

        AIM BLUE CHIP
           Units.................................      9,003
           Unit value............................      $8.40
           Net assets (000s).....................      $75.7
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................   (11.58)%

        AMERICAN CENTURY HERITAGE
           Units.................................        652
           Unit value............................      $8.40
           Net assets (000s).....................       $5.5
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................   (16.75)%

        AMERICAN CENTURY SELECT
           Units.................................      1,562
           Unit value............................      $8.60
           Net assets (000s).....................      $13.4
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................   (10.32)%

        AMERICAN CENTURY EQUITY INCOME
           Units.................................      6,302
           Unit value............................     $10.41
           Net assets (000s).....................      $65.6
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      0.91%
           Total return***.......................      2.97%

        AMERICAN CENTURY INTERNATIONAL GROWTH
           Units.................................      2,116
           Unit value............................      $8.12
           Net assets (000s).....................      $17.2
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      0.29%
           Total return***.......................   (11.83)%

        CALAMOS GROWTH
           Units.................................     35,400
           Unit value............................      $9.13
           Net assets (000s).....................     $323.5
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................    (5.88)%

        CALAMOS CONVERTIBLE GROWTH AND INCOME
           Units.................................     19,412
           Unit value............................      $9.72
           Net assets (000s).....................     $188.9
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      2.50%
           Total return***.......................    (1.72)%

        DREYFUS APPRECIATION
           Units.................................     16,424
           Unit value............................      $9.04
           Net assets (000s).....................     $148.6
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      1.38%
           Total return***.......................    (6.22)%

        DREYFUS PREMIER STRATEGIC VALUE
           Units.................................      1,387
           Unit value............................      $9.80
           Net assets (000s).....................      $13.6
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      0.54%
           Total return***.......................    (1.31)%

        DREYFUS MIDCAP VALUE
           Units.................................     10,151
           Unit value............................      $9.44
           Net assets (000s).....................      $95.9
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      0.12%
           Total return***.......................    (1.67)%

        DREYFUS GENERAL MONEY MARKET
           Units.................................      7,130
           Unit value............................      $9.93
           Net assets (000s).....................      $70.9
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      0.90%
           Total return***.......................    (0.70)%

        FIDELITY ADVISOR VALUE STRATEGIES
           Units.................................     13,282
           Unit value............................      $9.79
           Net assets (000s).....................     $130.1
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................    (8.76)%

        FIDELITY ADVISOR DIVIDEND GROWTH
           Units.................................      4,709
           Unit value............................      $9.40
           Net assets (000s).....................      $44.3
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      0.17%
           Total return***.......................    (5.05)%

        FIDELITY ADVISOR MID CAP
           Units.................................      7,408
           Unit value............................      $9.14
           Net assets (000s).....................      $67.7
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................    (8.69)%

        FIDELITY ADVISOR INTERNATIONAL
        CAPITAL APPRECIATION
           Units.................................        637
           Unit value............................      $9.12
           Net assets (000s).....................       $5.8
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................    (1.72)%

        INVESCO DYNAMICS
           Units.................................        166
           Unit value............................      $7.84
           Net assets (000s).....................       $1.3
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................   (16.06)%

        INVESCO TECHNOLOGY
           Units.................................      5,353
           Unit value............................      $7.02
           Net assets (000s).....................      $37.6
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................   (19.86)%

        SECURITY CAPITAL PRESERVATION
           Units.................................     32,546
           Unit value............................     $10.13
           Net assets (000s).....................     $329.2
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      2.10%
           Total return***.......................      0.90%

        SECURITY DIVERSIFIED INCOME
           Units.................................     15,149
           Unit value............................     $10.21
           Net assets (000s).....................     $154.2
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      2.42%
           Total return***.......................      1.79%

        SECURITY GLOBAL
           Units.................................     24,741
           Unit value............................      $8.99
           Net assets (000s).....................     $222.5
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................    (7.51)%

        SECURITY EQUITY
           Units.................................      2,621
           Unit value............................      $9.00
           Net assets (000s).....................      $23.6
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................    (8.35)%

        SECURITY LARGE CAP GROWTH
           Units.................................      1,644
           Unit value............................      $8.86
           Net assets (000s).....................      $14.6
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................    (8.57)%

        SECURITY MID CAP VALUE
           Units.................................     34,205
           Unit value............................      $9.87
           Net assets (000s).....................     $337.8
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................    (1.89)%

        SECURITY SMALL CAP GROWTH
           Units.................................      1,216
           Unit value............................      $8.66
           Net assets (000s).....................      $10.6
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................   (12.26)%

        SECURITY SOCIAL AWARENESS
           Units.................................      5,954
           Unit value............................      $8.88
           Net assets (000s).....................      $52.9
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................    (8.26)%

        SECURITY GROWTH AND INCOME
           Units.................................     10,858
           Unit value............................      $9.35
           Net assets (000s).....................     $101.6
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      0.74%
           Total return***.......................    (5.27)%

        SECURITY ULTRA
           Units.................................     13,183
           Unit value............................      $8.99
           Net assets (000s).....................     $118.6
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................    (7.03)%

        STRONG GROWTH AND INCOME
           Units.................................      3,944
           Unit value............................      $8.64
           Net assets (000s).....................      $34.1
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................   (10.19)%

        STRONG GROWTH 20
           Units.................................     12,355
           Unit value............................      $7.46
           Net assets (000s).....................      $92.1
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................   (16.27)%

        STRONG ADVISOR SMALL CAP VALUE
           Units.................................     13,385
           Unit value............................      $9.66
           Net assets (000s).....................     $129.4
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............       ---%
           Total return***.......................    (4.36)%

        STRONG OPPORTUNITY
           Units.................................      4,610
           Unit value............................      $9.06
           Net assets (000s).....................      $41.8
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      0.46%
           Total return***.......................    (6.69)%

        VAN KAMPEN EQUITY INCOME
           Units.................................     19,794
           Unit value............................      $9.63
           Net assets (000s).....................     $190.6
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      1.55%
           Total return***.......................    (3.80)%

        VAN KAMPEN COMSTOCK
           Units.................................     39,034
           Unit value............................      $8.97
           Net assets (000s).....................     $350.5
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      0.68%
           Total return***.......................    (9.03)%

        VAN KAMPEN AGGRESSIVE GROWTH
           Units.................................      2,834
           Unit value............................      $7.67
           Net assets (000s).....................      $21.7
           Ratio of expenses to net assets*......      0.90%
           Investment income ratio**.............      0.05%
           Total return***.......................   (16.17)%

           *These  ratios  represent  the  annualized  contract  expenses of the separate  account,  consisting  primarily  of  mortality  and  expense charges,  for each period  indicated.  The ratios  include  only those expenses  that result in a direct  reduction to unit  values.  Charges made directly to contract  owner  accounts  through the  redemption of units and expenses of the underlying fund are excluded.

         **These amounts  represent the dividends,  excluding  distributions  of capital gains,  received by the subaccount from the underlying  mutual fund, net of management fees assessed by the fund manager,  divided by the average net assets.  These ratios exclude those expenses,  such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected  by  the  timing  of  the  declaration  of  dividends  by the underlying fund in which the subaccounts invest.

        ***These amounts  represent the total return for the periods  indicated, including  changes in the value of the  underlying  fund,  and reflect deductions  for all items  included  in the expense  ratio.  The total return does not include any expenses  assessed  through the redemption of units;  inclusion of these expenses in the calculation would result in a reduction  in the total  return  presented.  The total  return is calculated  for the  period  from  July 2,  2001  (inception  date) to
          December 31, 2001 and has not been annualized.

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

              a.   Financial Statements

                   All required  financial  statements are included in Part B of this Registration Statement.

                   The  consolidated  financial  statements of Security  Benefit
                   Life Insurance  Company and Subsidiaries at December 31, 2001
                   and 2000, and for each of the three years in the period ended
                   December 31, 2001 are incorporated herein by reference to the financial  statements  filed with Variflex  Separate  Account
                   Post-Effective  Amendment No. 26 under the  Securities Act of
                   1933 and Post-Effective Amendment No. 25 under the Investment
                   Company Act of 1940 to  Registration  Statement  No.  2-89328
                   (filed April 8, 2002).

              b.   Exhibits

                     (1)  Resolution  of the  Board  of  Directors  of  Security
                          Benefit    Life    Insurance    Company    authorizing
                          establishment of the Separate Account(a)
                     (2)  Not Applicable
                     (3)  (a)   Service Facilities Agreement(b)
                          (b)   Marketing Organization Agreement(g)
                          (c)   SBL  Variable   Products   Broker/Dealer   Sales
                                Agreement(h)
                          (d)   SBL  Variable  Product  Sales  Agreement  (3-Way
                                Agreement) (Form 9482C 7-00)(k)
                          (e)   Marketing   Organization   Agreement  Commission
                                Schedule-SecureDesigns(l)
                          (f)   Marketing   Organization   Agreement  Commission
                                Schedule-NEA Valuebuilder(l)
                          (g)   NEA    Valuebuilder    Marketing    Organization
                                Agreement(l)
                          (h)   NEA    Valuebuilder    Marketing    Organization
                                Agreement Annualization Amendment(l)
                     (4)  (a)   Individual Contract (Form V6029  11-00)(j)
                          (b)   Individual    Contract-Unisex    (Form    V6029U
                                11-00)(j)
                          (c)   Tax-Sheltered  Annuity  Endorsement  (Form 6832A
                                R9-96)(c)
                          (d)   Withdrawal Charge Waiver Endorsement (Form V6051
                                3-96)(c)
                          (e)   Waiver of Withdrawal Charge for Terminal Illness
                                Endorsement (Form V6051 TI 2-97)(c)
                          (f)   Individual  Retirement Annuity Endorsement (Form
                                V6849A 1-97)(d)
                          (g)   Annuity Loan Provisions  Endorsement (Form V6066
                                10-00)(j)
                          (h)   Roth IRA Endorsement (Form V6851  10-97)(d)
                          (i)   Section 457 Endorsement (Form V6054  1-98)(d)
                          (j)   403a Endorsement (Form V6057  10-98)(e)
                          (k)   Annual  Stepped  Up Death  Benefit  Rider  (Form
                                V6063 8-00)(a)
                          (l)   Guaranteed  Growth  Death  Benefit  Rider  (Form
                                V6063-1 8-00)(a)
                          (m)   Annual  Stepped Up and  Guaranteed  Growth Death
                                Benefit Rider (Form V6063-2 8-00)(a)
                          (n)   Disability Rider (Form V6064 8-00)(a)
                          (o)   Guaranteed  Income  Benefit  Rider  (Form  V6065
                                8-00)(a)
                          (p)   Credit Enhancement Rider (Form V6067 8-00)(a)
                          (q)   Alternative  Withdrawal Charge Rider (Form V6069
                                10-00)(j)
                          (r)   Loan Endorsement Rider (Form V6066 10-00)(l)
                          (s)   Waiver of  Withdrawal  Charge  Rider - 10 yrs or
                                Disability (Form V6072 4-01)(l)
                          (t)   Waiver of  Withdrawal  Charge  Rider - 15 yrs or
                                Disability (Form V6073 4-01)(l)
                          (u)   Waiver of  Withdrawal  Charge  Rider - 5 yrs and
                                Age 59 1/2 (Form V6074 4-01)(l)
                          (v)   Waiver of  Withdrawal  Charge  Rider -  Hardship
                                (Form V6075 4-01)(l)
                          (w)   Enhanced and  Guaranteed  Growth  Death  Benefit
                                Rider (Form V6076 4-01)(k)
                          (x)   Enhanced,   Annual  Stepped  Up  and  Guaranteed
                                Growth Death Benefit Rider (Form V6077 4-01)(k)
                          (y)   Enhanced   Death   Benefit   Rider  (Form  V6078
                                4-01)(k)
                          (z)   Enhanced  and Annual  Stepped  Up Death  Benefit
                                Rider (Form V6079  4-01)(k)
                          (aa)  DCA Plus Rider (Form V6080 4-01)(l)
                          (bb)  Credit Enhancement Rider (Form V6084  11-01)(l)
                     (5)  (a)   Application (Form V9493  11-00)(j)
                          (b)   Application - Unisex (Form V9493U  11-00)(j)
                     (6)  (a)   Composite of Articles of Incorporation of SBL(f)
                          (b)   Bylaws of SBL(f)
                     (7)  Not Applicable
                     (8)  (a)   Participation Agreement - AIM Equity Funds(l)
                          (b)   Participation Agreement - AIM Growth Series(l)
                          (c)   Participation Agreement - American Century(l)
                          (d)   Participation Agreement - Ariel
                          (e)   Participation Agreement - Calamos(l)
                          (f)   Participation Agreement - Dreyfus(l)
                          (g)   Participation Agreement - Fidelity(l)
                          (h)   Participation Agreement - INVESCO(l)
                          (i)   Participation Agreement - Strong(l)
                          (j)   Participation Agreement - Van Kampen(l)
                     (9)  Opinion of Counsel(k)
                    (10)  Consent of Independent Auditors
                    (11)  Not Applicable
                    (12)  Not Applicable
                    (13)  Schedules of Computation of Performance
                    (14)  Powers  of  Attorney  of  Howard  R.  Fricke,  Kris A.
                          Robbins,  Sister Loretto Marie Colwell, John C. Dicus,
                          Steven J. Douglass,  William W. Hanna,  John E. Hayes,
                          Jr.,  Pat A.  Loconto,  Duane L. Fager,  and Robert C.
                          Wheeler(k)

(a)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's Initial Registration Statement No. 333-41180 (filed July 11,
       2000).

(b)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Signature's  Post-Effective  Amendment No. 1 under the  Securities Act of
       1933 and  Amendment  No. 2 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-23723 (filed October 15, 1997).

(c)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Signature's Initial Registration Statement No. 333-23723 (filed March 16,
       1997).

(d)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Signature's  Post-Effective  Amendment No. 2 under the  Securities Act of
       1933 and  Amendment  No. 3 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-23723 (filed April 30, 1998).

(e)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Signature's  Post-Effective  Amendment No. 4 under the  Securities Act of
       1933 and  Amendment  No. 5 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-23723 (filed April 30, 1999).

(f)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Separate Account's  Post-Effective  Amendment No. 20 under the Securities
       Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (Filed August 17, 1998).

(g)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Signature's  Post-Effective  Amendment No. 23 under the Securities Act of
       1933 and  Amendment  No. 22 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed May 1, 2000).

(h)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Separate Account's  Post-Effective  Amendment No. 22 under the Securities
       Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 29, 1999).

(i)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Pre-Effective  Amendment No. 1 under the  Securities Act of
       1933 and  Amendment  No. 1 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-41180 (filed October 13, 2000).

(j)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 1 under the Securities Act of
       1933 and  Amendment  No. 2 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-41180 (filed February 16, 2001).

(k)    Incorporated  herein by reference to the Exhibits filed with SBL Variable
       Annuity Account XIV's Post-Effective Amendment No. 1 under the Securities
       Act of 1933 and Amendment No. 6 under the Investment  Company Act of 1940 to Registration Statement No. 333-52114 (filed March 1, 2002).

(l)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post Effective  Amendment No. 3 under the Securities Act of
       1933 and  Amendment  No. 7 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-41180 (filed March 1, 2002).

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

              Name and Principal

              BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH DEPOSITOR

              Howard R. Fricke*                    Chairman of the Board and Director

              Kris A. Robbins*                     President, Chief Executive Officer
                                                   and Director

              Sister Loretto Marie Colwell         Director
              1700 SW 7th Street
              Topeka, Kansas 66606

              John C. Dicus                        Director
              700 Kansas Avenue
              Topeka, Kansas 66603

              Steven J. Douglass                   Director
              3231 East 6th Street
              Topeka, Kansas 66607

              William W. Hanna                     Director
              100 N. Broadway
              KS1-100-02-68
              Wichita, Kansas 67202

              John E. Hayes, Jr.                   Director
              200 Gulf Blvd.
              Belleair Shore, Florida 33786

              Duane L. Fager                       Director
              3035 S. Topeka Blvd.
              Topeka, Kansas 66611

              Robert C. Wheeler                    Director
              400 SW 8th Street
              Topeka, Kansas 66603

              Pat A. Loconto                       Director
              c/o Mary Abdo
              400 West 15th Street, Suite 1700
              Austin, TX 78701

              Donald J. Schepker*                  Senior Vice President, Chief
                                                   Financial Officer and Treasurer

              Roger K. Viola*                      Senior Vice President, General
                                                   Counsel and Secretary

              Malcolm E. Robinson*                 Senior Vice President

              John D. Cleland*                     Senior Vice President

              Terry A. Milberger*                  Senior Vice President

              Venette K. Davis*                    Senior Vice President

              J. Craig Anderson*                   Senior Vice President

              Gregory J. Garvin*                   Senior Vice President

              James R. Schmank*                    Senior Vice President

              Kalman Bakk, Jr.*                    Senior Vice President and Chief
                                                   Marketing Officer

              Amy J. Lee*                          Associate General Counsel, Vice
                                                   President and Assistant Secretary

              Thomas A. Swank*                     Senior Vice President and Chief
                                                   Risk Officer

              *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.      PERSONS CONTROLLED  BY  OR UNDER COMMON CONTROL WITH THE DEPOSITOR
              OR REGISTRANT

              The Depositor,  Security Benefit Life Insurance  Company ("SBL" or
              "the  Company"),  is owned by Security  Benefit Corp.  through the ownership  of 700,000  of SBL's  700,010  issued  and  outstanding shares of common stock.  One share of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance  with the  requirements of Kansas law.  Security Benefit Corp. is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"),  which in turn is  controlled  by SBL  policyholders.  As of December 31,
              2001 no one person  holds more than  approximately  0.0003% of the voting  power of  SBMHC.  The  Registrant  is a  segregated  asset account of SBL.

              The following chart  indicates the persons  controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                              PERCENT
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

              Security Benefit Mutual Holding Company        Kansas               ---
              (Holding Company)

              Security Benefit Corp. (Holding Company)       Kansas               100%

              Security Benefit Life Insurance Company        Kansas               100%
              (Stock Life Insurance Company)

              Security Benefit Group, Inc.                   Kansas               100%
              (Holding Company)

              Security Management Company, LLC               Kansas               100%
              (Investment Adviser)

              Security Distributors, Inc.                    Kansas               100%
              (Broker/Dealer, Principal
              Underwriter of Mutual Funds)

              First Advantage Insurance Agency, Inc.         Kansas               100%
              (Insurance Agency)

              Security Benefit Academy, Inc.                 Kansas               100%
              (Daycare Company)

              Security Financial Resources, Inc.             Kansas               100%
              (Financial Services)

              Security Financial Resources Collective        Delaware             100%
              Investments, LLC (Private Fund)

              First Security Benefit Life Insurance          New York             100%
              and Annuity Company of New York
              (Stock Life Insurance Company)

              SBL is also the depositor of the following separate accounts:  SBL
              Variable  Annuity  Accounts  I, III,  and IV,  SBL  Variable  Life
              Insurance  Account  Varilife,  Security Varilife Separate Account,
              SBL  Variable  Annuity  Account VIII  (Variflex  LS), SBL Variable
              Annuity Account VIII (Variflex  Signature),  SBL Variable  Annuity
              Account VIII (Extra Credit),  SBL Variable Annuity Account XI, SBL
              Variable Annuity Account XIV (SecureDesigns), SBL Variable Annuity
              Account XIV  (AdvisorDesigns),  SBL Variable  Annuity  Account XIV
              (NEA  Valuebuilder),  Variflex  Separate  Account,  T. Rowe  Price
              Variable Annuity Account,  and Parkstone Variable Annuity Separate
              Account.

              Through  the  above-referenced  separate  accounts,  SBL  might be deemed to control the  open-end  management  investment  companies listed below. As of December 18, 2001, the approximate  percentage of  ownership  by the  separate  accounts  for each company was as follows:

                    Security Growth and Income Fund......       31.4%
                    SBL Fund.............................      100.0%

ITEM 27.      NUMBER OF CONTRACTOWNERS

              As of February 1, 2002,  there were 3,794 owners of the  Qualified
              Contracts  and 317 owners of the  Non-Qualified  Contracts  issued under SBL Variable Annuity Account XIV.

ITEM 28.      INDEMNIFICATION

              The bylaws of Security Benefit Life Insurance Company provide that the Company  shall,  to the extent  authorized  by the laws of the
              State of Kansas,  indemnify  officers  and  directors  for certain
              liabilities   threatened  or  incurred  in  connection  with  such
              person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its  stockholders  for monetary damages for breach of his or her  fiduciary  duty as a director,  PROVIDED that  nothing  contained in this  Article  shall  eliminate or limit the  liability  of a director  (a) for any breach of the
                  director's   duty  of  loyalty  to  the   Corporation  or  its
                  stockholders,  (b) for acts or omissions  not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto,  or (d) for any  transaction  from which the director
                  derived  an  improper   personal   benefit.   If  the  General
                  Corporation  Code of the State of Kansas is amended  after the
                  filing  of  these  Articles  of   Incorporation  to  authorize
                  corporate action further  eliminating or limiting the personal liability of  directors,  then the  liability of a director of the Corporation  shall be eliminated or limited to the fullest extent permitted by the General  Corporation Code of the State of Kansas, as so amended.

                           (b)  Any  repeal  or  modification  of the  foregoing
                  paragraph by the  stockholders  of the  Corporation  shall not adversely  affect any right or protection of a director of the
                  Corporation   existing   at  the  time  of  such   repeal   or
                  modification.

              Insofar  as  indemnification  for a  liability  arising  under the
              Securities Act of 1933 may be permitted to directors, officers and controlling  persons of the  Registrant  pursuant to the foregoing provisions,  or otherwise,  the Depositor has been advised that in the  opinion  of  the  Securities  and  Exchange  Commission  such indemnification  is against  public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment by the  Depositor  of  expenses  incurred  or paid by a  director, officer or  controlling  person of the Depositor in the successful defense of any  action,  suit or  proceeding)  is asserted by such director,  officer or  controlling  person in connection  with the
              Securities  being  registered,  the Depositor will,  unless in the
              opinion  of  its  counsel  the  matter  has  been   settled  by  a
              controlling   precedent,   submit   to  a  court  of   appropriate
              jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

              (a)   Security  Distributors,  Inc. ("SDI"),  a subsidiary of SBL, acts  as  distributor  of  the  Contract  issued  under  SBL
                    Variable   Annuity   Account   XIV    (SecureDesigns,    NEA
                    Valuebuilder   and   AdvisorDesigns).   SDI  also   acts  as
                    distributor  for SBL Variable  Annuity  Accounts I, III, and
                    IV, SBL Variable Life Insurance Account  Varilife,  Security
                    Varilife Separate Account, SBL Variable Annuity Account VIII
                    (Variflex  LS,  Variflex   Signature,   and  Extra  Credit),
                    Variable Annuity Account XI, and Parkstone  Variable Annuity
                    Separate Account. SDI also acts as principal underwriter for the  following  management  investment  companies  for which
                    Security Management Company,  LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income
                    Fund,  Security Growth and Income Fund,  Security  Municipal
                    Bond Fund, SBL Fund and Security Ultra Fund.

              (b)    Name and Principal            Position and Offices
                     BUSINESS ADDRESS*               WITH UNDERWRITER
                     ------------------            ------------------
                     Gregory J. Garvin             President and Director
                     John D. Cleland               Vice President and Director
                     James R. Schmank              Director
                     Mark E. Young                 Director
                     Tammy Brownfield              Treasurer
                     Amy J. Lee                    Secretary
                     Brenda M. Harwood             Vice President and Director

                    *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)   Although SDI receives no compensation under its distribution agreement  with SBL, it does receive  certain  payments from
                    SBL in  connection  with  the sale of the  contracts.  These payments are not expected to exceed 0.75% of sales.  For the fiscal year ended December 31, 2001,  SDI received  payments
                    in  the   amount  of   $408,215.00   from  SBL  under   this
                    arrangement.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

              All  accounts  and records  required to be  maintained  by Section
              31(a) of the 1940 Act and the rules  thereunder  are maintained by
              SBL at its  administrative  offices--One  Security  Benefit Place,
              Topeka, Kansas 66636-0001.

ITEM 31.      MANAGEMENT SERVICES

              All management contracts are discussed in Part A or Part B.

ITEM 32.      UNDERTAKINGS

              (a)   Registrant  undertakes  that it will  file a  post-effective amendment to this  Registration  Statement as  frequently as necessary to ensure that the audited financial statements in the Registration  Statement are never more than sixteen (16)
                    months  old for so  long  as  payments  under  the  Variable
                    Annuity contracts may be accepted.

              (b)   Registrant  undertakes  that it will  include as part of the
                    Variable  Annuity  contract  application  a  space  that  an applicant  can check to request a  Statement  of  Additional
                    Information.

              (c)   Registrant undertakes to deliver any Statement of Additional
                    Information and any financial statements required to be made available  under  this Form  promptly  upon  written or oral request to SBL at the address or phone number  listed in the prospectus.

              (d)   Subject to the terms and  conditions of Section 15(d) of the
                    Securities  Exchange  Act of  1934,  the  Registrant  hereby
                    undertakes  to  file  with  the   Securities   and  Exchange
                    Commission  such  supplementary  and  periodic  information, documents,  and reports as may be  prescribed by any rule or regulation of the  Commission  heretofore or hereafter  duly adopted pursuant to authority conferred in that Section.

              (e)   Depositor  represents  that the fees  and  charges  deducted under the  Contract,  in the  aggregate,  are  reasonable in relation to the services rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

              (f)   SBL,  sponsor of the unit  investment  trust,  SBL  Variable
                    Annuity  Account XIV,  hereby  represents that it is relying upon  American  Council  of Life  Insurance,  SEC  No-Action
                    Letter,  [1988-1989  Transfer  Binder]  Fed.  Sec.  L.  Rep.
                    (CCH)P.  78,904 (Nov.  28,  1988),  and that it has complied with the provisions of paragraphs  (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant has caused this Registration  Statement to be signed on its behalf in the City of Topeka, State of Kansas on this 1st day of April, 2002.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell    By: HOWARD R. FRICKE
Director                            --------------------------------------------
                                    Howard R. Fricke, Director and Chairman of
                                    the Board and as Attorney In Fact for the
John C. Dicus                       Officers and Directors Whose Names Appear
Director                            Opposite.

Steven J. Douglass              SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                        (The Depositor)

                                By: KRIS A. ROBBINS
William W. Hanna                    --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

John E. Hayes, Jr.
Director                        SBL VARIABLE ANNUITY ACCOUNT XIV
                                SECUREDESIGNS
                                (The Registrant)

Pat A. Loconto                  By: SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                            (The Depositor)

                                By: KRIS A. ROBBINS
Duane L. Fager                      --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

Robert C. Wheeler
Director                        By: DONALD J. SCHEPKER
                                    --------------------------------------------
                                    Donald J. Schepker, Senior Vice President,
                                    Chief Financial Officer and Treasurer

                                (ATTEST): ROGER K. VIOLA
                                          --------------------------------------
                                          Roger K. Viola, Senior Vice President,
                                          General Counsel and Secretary

                                Date: April 1, 2002

                                  EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    None
  (4)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    None
        (i)    None
        (j)    None
        (k)    None
        (l)    None
        (m)    None
        (n)    None
        (o)    None
        (p)    None
        (q)    None
        (r)    None
        (s)    None
        (t)    None
        (u)    None
        (v)    None
        (w)    None
        (x)    None
        (y)    None
        (z)    None
        (aa)   None
        (bb)   None

  (5)   (a)    None
        (b)    None

  (6)   (a)    None
        (b)    None

  (7)   None

  (8)   (a)    None
        (b)    None
        (c)    None
        (d)    Participation Agreement - Ariel
        (e)    None
        (f)    None
        (g)    None
        (h)    None
        (i)    None
        (j)    None

  (9)   None

 (10)   Consent of Independent Auditors

 (11)   None

 (12)   None

 (13)   Schedules of Computation of Performance

 (14)   None